UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

300 East Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2009

Date of reporting period: November 30, 2008

Item 1.	Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—98.95%

AIRLINES—0.32%
Qantas Airways Ltd.	1,180,548	$1,783,553

		1,783,553
APPAREL—0.27%
Billabong International Ltd.	213,999	1,477,175

		1,477,175
BANKS—25.86%
Australia and New Zealand Banking Group Ltd.	2,606,712	25,122,865
Bendigo and Adelaide Bank Ltd.	349,656	2,527,425
Commonwealth Bank of Australia	1,786,224	39,653,115
National Australia Bank Ltd.	2,405,976	31,335,431
Suncorp-Metway Ltd.	1,232,772	6,301,832
Westpac Banking Corp.(a)	2,428,419	28,291,004
Westpac Banking Corp. New(b)	965,538	11,160,461

		144,392,133
BEVERAGES—2.68%
Coca-Cola Amatil Ltd.	709,512	3,996,596
Foster’s Group Ltd.	2,472,684	8,823,961
Lion Nathan Ltd.	379,032	2,142,446

		14,963,003
BIOTECHNOLOGY—0.72%
Sonic Healthcare Ltd.	460,998	4,019,703

		4,019,703
BUILDING MATERIALS—0.85%
Boral Ltd.	749,904	1,948,467
CSR Ltd.	1,603,226	1,419,868
James Hardie Industries NV	557,739	1,380,159

		4,748,494
CHEMICALS—0.85%
Incitec Pivot Ltd.	2,169,509	3,743,878
Nufarm Ltd.	165,240	982,427

		4,726,305
COMMERCIAL SERVICES—3.02%
Brambles Ltd.	1,780,920	8,408,079
Macquarie Infrastructure Group	3,088,152	3,519,258
Transurban Group	1,527,552	4,943,867

		16,871,204

COMPUTERS—0.47%
Computershare Ltd.	608,328	2,610,584

		2,610,584
DIVERSIFIED FINANCIAL SERVICES—2.21%
ASX Ltd.	219,504	4,395,436
Babcock & Brown Ltd.	338,041	55,033
Macquarie Group Ltd.(a)	358,224	6,928,281
Perpetual Ltd.(a)	46,920	971,627

		12,350,377
ELECTRIC—1.02%
AGL Energy Ltd.	570,588	5,684,974

		5,684,974
ENGINEERING & CONSTRUCTION—0.84%
Leighton Holdings Ltd.(a)	188,904	2,992,938
WorleyParsons Ltd.	194,412	1,698,987

		4,691,925
ENTERTAINMENT—1.18%
Aristocrat Leisure Ltd.	417,588	1,068,698
Tabcorp Holdings Ltd.	678,096	3,095,449
Tatts Group Ltd.	1,467,984	2,408,997

		6,573,144
FOOD—5.62%
Goodman Fielder Ltd.	1,711,561	1,499,095
Metcash Ltd.	985,524	2,547,840
Woolworths Ltd.	1,565,088	27,314,166

		31,361,101
HEALTH CARE - PRODUCTS—0.46%
Cochlear Ltd.	71,808	2,584,969

		2,584,969
INSURANCE—6.29%
AMP Ltd.	2,414,136	8,442,098
AXA Asia Pacific Holdings Ltd.	1,093,236	3,203,619
Insurance Australia Group Ltd.	2,421,276	5,770,850
QBE Insurance Group Ltd.	1,142,604	17,671,513

		35,088,080
IRON & STEEL—0.78%
BlueScope Steel Ltd.	977,772	2,546,900
OneSteel Ltd.	1,074,264	1,797,871

		4,344,771
LODGING—0.31%
Crown Ltd.	580,584	1,754,274

		1,754,274
MANUFACTURING—3.02%
Orica Ltd.	447,372	4,515,594
Wesfarmers Ltd.	832,932	10,088,739
Wesfarmers Ltd. Partially Protected	186,252	2,260,795

		16,865,128

MEDIA—0.28%
John Fairfax Holdings Ltd.	1,766,437	1,552,910

		1,552,910
METAL FABRICATE & HARDWARE—0.32%
Sims Metal Management Ltd.	197,472	1,761,735

		1,761,735
MINING—20.18%
Alumina Ltd.	1,880,472	1,555,195
BHP Billiton Ltd.	4,312,968	87,066,748
Fortescue Metals Group Ltd.(b)	1,623,840	2,178,336
Newcrest Mining Ltd.	582,624	9,314,387
OZ Minerals Ltd.	3,813,780	1,365,943
Paladin Energy Ltd.(b)	26,493	40,888
Rio Tinto Ltd.	367,404	11,149,212

		112,670,709
OIL & GAS—6.19%
Caltex Australia Ltd.	173,402	835,603
Origin Energy Ltd.	1,132,200	11,796,618
Santos Ltd.	750,720	7,381,920
Woodside Petroleum Ltd.	619,344	14,539,571

		34,553,712
PACKAGING & CONTAINERS—0.74%
Amcor Ltd.	1,075,488	4,153,122

		4,153,122
PHARMACEUTICALS—3.11%
CSL Ltd.	769,080	17,378,624

		17,378,624
REAL ESTATE—7.58%
CFS Retail Property Trust(a)	2,205,036	3,015,431
Dexus Property Group	3,790,524	2,048,763
Goodman Group	3,385,461	2,116,428
GPT Group (The)	5,662,431	3,466,132
Lend Lease Corp. Ltd.	466,548	2,351,536
Mirvac Group	2,079,168	1,854,917
Stockland Corp. Ltd.	1,890,468	5,453,652
Westfield Group	2,256,444	22,011,557

		42,318,416
REAL ESTATE INVESTMENT TRUSTS—0.09%
Macquarie Office Trust	2,633,197	514,421

		514,421
RETAIL—0.17%
Harvey Norman Holdings Ltd.	684,830	958,817

		958,817
TELECOMMUNICATIONS—2.65%
Telstra Corp. Ltd.	5,605,104	14,819,178

		14,819,178

TRANSPORTATION—0.87%
Asciano Group	722,538	491,690
Macquarie Airports	888,421	1,174,436
Toll Holdings Ltd.	847,620	3,184,868

		4,850,994

TOTAL COMMON STOCKS
(Cost: $1,139,290,620)		552,423,535

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.88%

MONEY MARKET FUNDS—1.88%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	302,137	302,137
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	10,192,821	10,192,821

		10,494,958

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,494,958)		10,494,958

TOTAL INVESTMENTS IN SECURITIES—100.83%
(Cost: $1,149,785,578)		562,918,493
Other Assets, Less Liabilities—(0.83)%		(4,646,015)

NET ASSETS—100.00%		$558,272,478

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.09%

AIRLINES—0.48%
Austrian Airlines AG(a)(b)	115,910	$397,111

		397,111
AUTO MANUFACTURERS—0.14%
Rosenbauer International AG	4,288	115,677

		115,677
BANKS—17.36%
Erste Group Bank AG(b)	465,438	10,512,579
Raiffeisen International Bank Holding AG(b)	138,623	3,808,207

		14,320,786
BIOTECHNOLOGY—3.18%
Intercell AG(a)	100,165	2,618,247

		2,618,247
BUILDING MATERIALS—3.57%
Wienerberger AG(b)	208,938	2,942,848

		2,942,848
COMMERCIAL SERVICES—0.30%
Kapsch TrafficCom AG	14,003	247,869

		247,869
ELECTRIC—8.77%
EVN AG	36,496	488,568
Oesterreichische Elektrizitaetswirtschafts AG Class A	153,162	6,743,850

		7,232,418
ELECTRICAL COMPONENTS & EQUIPMENT—0.89%
Zumtobel AG	81,676	735,835

		735,835
ENGINEERING & CONSTRUCTION—6.35%
Flughafen Wien AG	39,143	1,529,791
Meinl Airports International AG(a)	193,496	1,350,399
Strabag SE	137,350	2,352,826

		5,233,016
ENTERTAINMENT—1.17%
bwin Interactive Entertainment AG(a)	67,816	963,779

		963,779
ENVIRONMENTAL CONTROL—0.59%
BWT AG	27,926	482,629

		482,629

FOOD—0.60%
Agrana Beteiligungs AG(b)	9,757	495,226

		495,226
FOREST PRODUCTS & PAPER—1.82%
Mayr-Melnhof Karton AG	24,684	1,503,433

		1,503,433
INSURANCE—5.84%
UNIQA Versicherungen AG	77,184	1,640,475
Vienna Insurance Group	115,980	3,178,808

		4,819,283
IRON & STEEL—6.06%
voestalpine AG	238,654	4,996,663

		4,996,663
MACHINERY—3.30%
Andritz AG	108,004	2,477,797
A-TEC Industries AG(a)(b)	22,994	244,796

		2,722,593
MACHINERY - CONSTRUCTION & MINING—0.65%
Palfinger AG(b)	37,118	532,219

		532,219
MANUFACTURING—1.87%
RHI AG(a)(b)	68,494	1,137,679
Semperit AG Holding	20,100	408,078

		1,545,757
OIL & GAS—11.20%
OMV AG	369,639	9,239,988

		9,239,988
OIL & GAS SERVICES—1.44%
Schoeller-Bleckmann Oilfield Equipment AG	36,649	1,190,500

		1,190,500
REAL ESTATE—7.54%
Atrium European Real Estate Ltd.(a)	747,586	1,859,279
CA Immo International AG	56,740	133,195
CA Immobilien Anlagen AG(a)	278,251	1,398,168
conwert Immobilien Invest SE(a)	261,859	1,345,705
ECO Business-Immobilien AG(a)	73,489	109,103
Immoeast AG(a)	789,930	320,749
IMMOFINANZ AG(a)(b)	985,034	449,967
Sparkassen Immobilien AG(a)	177,073	604,411

		6,220,577
TELECOMMUNICATIONS—12.43%
Telekom Austria AG	773,984	10,253,211

		10,253,211
TRANSPORTATION—3.54%
Oesterreichische Post AG	98,849	2,922,507

		2,922,507

TOTAL COMMON STOCKS
(Cost: $243,685,290)		81,732,172

Security	Shares	Value

SHORT-TERM INVESTMENTS—14.35%

MONEY MARKET FUNDS—14.35%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	101,225	101,225
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	11,734,233	11,734,233

		11,835,458

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,835,458)		11,835,458

TOTAL INVESTMENTS IN SECURITIES—113.44%
(Cost: $255,520,748)		93,567,630
Other Assets, Less Liabilities—(13.44)%		(11,085,711)

NET ASSETS—100.00%		$82,481,919

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—91.81%

AGRICULTURE—0.18%
SIPEF SA	340	$97,071

		97,071
APPAREL—0.11%
Van De Velde NV	1,870	56,948

		56,948
BANKS—13.78%
Dexia SA(a)	411,910	1,781,791
Fortis(a)	1,715,063	1,614,773
KBC Group NV	135,490	4,057,389

		7,453,953
BEVERAGES—5.12%
Anheuser-Busch InBev NV(a)	169,525	2,772,771

		2,772,771
BIOTECHNOLOGY—0.17%
Devgen NV(a)(b)	14,720	93,391

		93,391
BUILDING MATERIALS—0.09%
Deceuninck NV	9,879	48,888

		48,888
CHEMICALS—5.54%
Recticel SA	20,910	110,641
Solvay SA	32,040	2,283,419
Tessenderlo Chemie NV	20,740	605,291

		2,999,351
COMPUTERS—0.13%
Econocom Group SA	10,030	69,999

		69,999
DIVERSIFIED FINANCIAL SERVICES—0.84%
KBC Ancora SCA	28,211	452,473

		452,473
ELECTRICAL COMPONENTS & EQUIPMENT—1.15%
NV Bekaert SA	9,690	619,700

		619,700

ELECTRONICS—1.10%
Barco NV	14,450	343,976
EVS Broadcast Equipment SA	7,682	251,685

		595,661
ENGINEERING & CONSTRUCTION—0.50%
Compagnie d’Entreprises CFE	5,100	213,556
Hamon & Cie (International) SA(b)	2,040	55,395

		268,951
ENTERTAINMENT—0.09%
Kinepolis(a)	2,040	51,176

		51,176
FOOD—14.04%
Colruyt SA	11,390	2,449,817
Delhaize Group	85,850	5,146,093

		7,595,910
HEALTH CARE - PRODUCTS—0.24%
Ion Beam Applications SA(a)	14,110	132,491

		132,491
HOLDING COMPANIES - DIVERSIFIED—15.22%
Ackermans & van Haaren NV	20,060	1,130,164
Compagnie Nationale a Portefeuille SA	28,560	1,467,711
Groupe Bruxelles Lambert SA	67,700	4,960,557
Sofina SA	10,947	678,975

		8,237,407
INVESTMENT COMPANIES—0.64%
RHJ International SA(b)	68,340	346,867

		346,867
MANUFACTURING—0.61%
AGFA-Gevaert NV(a)(b)	110,670	328,323

		328,323
MEDIA—0.04%
Roularta Media Group NV	1,929	23,988

		23,988
MINING—4.22%
Nyrstar NV	76,160	219,855
Umicore	115,260	2,062,905

		2,282,760
PHARMACEUTICALS—6.13%
Arseus NV	13,770	109,205
Omega Pharma SA	18,360	666,294
ThromboGenics NV(b)	12,240	124,251
UCB SA	81,130	2,418,713

		3,318,463
REAL ESTATE—0.07%
Atenor Group SA	850	40,015

		40,015

REAL ESTATE INVESTMENT TRUSTS—3.56%
Befimmo SCA	7,480	603,651
Cofinimmo SA	10,200	1,294,925
Warehouses De Pauw SCA	680	26,472

		1,925,048
RETAIL—0.63%
SA D’Ieteren NV	2,720	338,928

		338,928
SEMICONDUCTORS—0.25%
Melexis NV	19,720	137,625

		137,625
TELECOMMUNICATIONS—14.87%
Belgacom SA	147,900	5,333,590
Mobistar SA	28,220	1,931,682
Option NV(a)(b)	39,953	105,955
Telenet Group Holding NV(b)	45,900	674,448

		8,045,675
TRANSPORTATION—1.19%
Compagnie Maritime Belge SA	12,920	236,076
Euronav SA	21,420	253,860
Exmar NV	14,110	152,186

		642,122
VENTURE CAPITAL—1.30%
GIMV NV	19,040	703,052

		703,052

TOTAL COMMON STOCKS
(Cost: $147,263,274)		49,679,007

Security	Shares	Value

RIGHTS—4.18%

BANKS—0.00%
Fortis(a)(b)(c)	1,513,303	192

		192
BEVERAGES—4.18%
Anheuser-Busch InBev NV(a)(b)	187,545	2,260,770

		2,260,770

TOTAL RIGHTS
(Cost: $5,382,732)		2,260,962

Security	Shares	Value

SHORT-TERM INVESTMENTS—11.63%

MONEY MARKET FUNDS—11.63%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(d)(e)	65,396	65,396
BGI Cash Premier Fund LLC
1.90%(d)(e)(f)	6,226,798	6,226,798

		6,292,194

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,292,194)		6,292,194

TOTAL INVESTMENTS IN SECURITIES—107.62%
(Cost: $158,938,200)		58,232,163
Other Assets, Less Liabilities—(7.62)%		(4,121,226)

NET ASSETS—100.00%		$54,110,937

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—41.48%

AEROSPACE & DEFENSE—0.86%
Empresa Brasileira de Aeronautica SA	7,940,032	$29,512,234

		29,512,234
AGRICULTURE—1.03%
Souza Cruz SA	1,786,500	35,536,068

		35,536,068
BANKS—5.00%
Banco do Brasil SA	5,856,960	36,367,576
Unibanco - Uniao de Bancos Brasileiros SA Units	21,239,520	135,940,306

		172,307,882
COMMERCIAL SERVICES—0.62%
Companhia de Concessoes Rodoviarias	2,183,500	21,455,755

		21,455,755
COSMETICS & PERSONAL CARE—0.72%
Natura Cosmeticos SA	2,779,000	24,857,751

		24,857,751
DIVERSIFIED FINANCIAL SERVICES—2.74%
BM&F Bovespa SA	18,659,000	41,725,510
Redecard SA	4,565,500	52,652,922

		94,378,432
ELECTRIC—3.49%
Centrais Eletricas Brasileiras SA	3,970,099	46,544,799
CPFL Energia SA	2,779,050	38,506,073
EDP Energias do Brasil SA	1,389,500	15,264,590
Tractebel Energia SA	2,382,000	19,993,079

		120,308,541
FOOD—1.50%
Cosan SA Industria e Comercio(a)	1,191,090	5,792,535
JBS SA	6,947,587	15,234,613
Perdigao SA	1,985,075	30,668,245

		51,695,393
HOME BUILDERS—0.16%
MRV Engenharia e Participacoes SA	1,389,549	5,430,283

		5,430,283
INSURANCE—0.06%
Porto Seguro SA	453,739	2,175,110

		2,175,110

INTERNET—0.24%
B2W - Companhia Global do Varejo	794,030	8,278,185

		8,278,185
IRON & STEEL—3.66%
Anglo Ferrous Brazil SA(a)	2,183,500	27,741,732
Companhia Siderurgica Nacional	6,550,527	73,640,097
Gerdau SA	2,874,200	15,163,495
MMX Mineracao e Metalicos SA(a)	101,386	142,196
Usinas Siderurgicas de Minas Gerais SA	1,017,100	9,451,125

		126,138,645
MINING—7.22%
Companhia Vale do Rio Doce ADR(b)	20,816,799	248,552,580

		248,552,580
OIL & GAS—10.05%
OGX Petroleo e Gas Participacoes SA(a)	97,700	16,332,827
Petroleo Brasileiro SA	31,958,544	329,576,821

		345,909,648
REAL ESTATE—0.55%
Cyrela Brazil Realty SA	3,374,500	11,487,660
Gafisa SA	1,936,685	7,366,635

		18,854,295
RETAIL—0.40%
Lojas Renner SA	2,382,000	13,735,545

		13,735,545
TELECOMMUNICATIONS—1.70%
Brasil Telecom Participacoes SA	1,050,482	25,333,813
GVT (Holding) SA(a)	1,191,003	13,963,127
Tele Norte Leste Participacoes SA	1,191,038	19,135,217

		58,432,157
TRANSPORTATION—0.89%
ALL - America Latina Logistica SA	6,153,500	30,727,421

		30,727,421
WATER—0.59%
Companhia de Saneamento Basico do Estado de Sao Paulo	1,985,000	20,186,148

		20,186,148

TOTAL COMMON STOCKS
(Cost: $2,080,780,386)		1,428,472,073

Security	Shares	Value

PREFERRED STOCKS—57.87%

AIRLINES—0.15%
Tam SA	794,025	5,344,068

		5,344,068
BANKS—11.71%
Banco Bradesco SA	19,056,040	203,799,507

Banco do Estado do Rio Grande do Sul SA	2,580,510	6,666,971
Banco Itau Holding Financeira SA	16,674,025	192,877,128

		403,343,606
BEVERAGES—3.44%
Companhia de Bebidas das Americas	2,776,713	118,411,196

		118,411,196
BUILDING MATERIALS—0.22%
Duratex SA	1,191,000	7,545,241

		7,545,241
CHEMICALS—1.52%
Braskem SA Class A	2,779,036	7,553,958
Fertilizantes Fosfatados SA	2,977,580	14,209,120
Ultrapar Participacoes SA	1,389,500	30,770,517

		52,533,595
ELECTRIC—5.70%
AES Tiete SA	992,500	6,460,086
Centrais Eletricas Brasileiras SA Class B	3,771,500	39,958,576
Companhia de Transmissao de Energia Eletrica Paulista	397,000	8,257,186
Companhia Energetica de Minas Gerais	5,054,586	80,109,591
Companhia Energetica de Sao Paulo Class B	2,580,570	15,127,093
Companhia Paranaense de Energia Class B	1,985,000	23,599,349
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	1,985,020	22,711,801

		196,223,682
FOOD—0.81%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	992,928	16,379,216
Sadia SA	7,940,000	11,377,334

		27,756,550
FOREST PRODUCTS & PAPER—1.30%
Aracruz Celulose SA Class B	8,535,500	7,116,005
Klabin SA	9,925,000	14,609,531
Suzano Bahia Sul Papel e Celulose SA	2,183,585	11,757,036
Votorantim Celulose e Papel SA	1,985,100	11,171,036

		44,653,608
HOLDING COMPANIES - DIVERSIFIED—1.89%
Itausa - Investimentos Itau SA	18,176,397	65,113,016

		65,113,016
INVESTMENT COMPANIES—0.82%
Bradespar SA	3,374,500	28,133,044

		28,133,044
IRON & STEEL—4.32%
Gerdau SA	10,719,046	67,721,285
Metalurgica Gerdau SA	4,367,090	38,683,733
Usinas Siderurgicas de Minas Gerais SA Class A	4,168,500	42,300,410

		148,705,428
MEDIA—0.45%
Net Servicos de Comunicacao SA(a)	2,580,592	15,396,150

		15,396,150

MINING—9.26%
Companhia Vale do Rio Doce Class A	29,973,500	318,997,171

		318,997,171
OIL & GAS—11.09%
Petroleo Brasileiro SA	43,868,550	382,111,643

		382,111,643
RETAIL—0.40%
Lojas Americanas SA	4,962,500	13,790,708

		13,790,708
TELECOMMUNICATIONS—4.79%
Brasil Telecom Participacoes SA	3,334,430	26,785,478
Brasil Telecom SA	2,759,959	17,736,601
Tele Norte Leste Participacoes SA	4,168,539	60,654,686
Telemar Norte Leste SA Class A	794,080	20,064,053
TIM Participacoes SA	8,138,500	13,570,056
Vivo Participacoes SA(a)	2,084,220	26,245,063

		165,055,937

TOTAL PREFERRED STOCKS
(Cost: $2,744,428,830)		1,993,114,643

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.82%

MONEY MARKET FUNDS—0.82%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	7,381,590	7,381,590
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	20,777,900	20,777,900

		28,159,490

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,159,490)		28,159,490

TOTAL INVESTMENTS IN SECURITIES—100.17%
(Cost: $4,853,368,706)		3,449,746,206
Other Assets, Less Liabilities—(0.17)%		(5,754,827)

NET ASSETS—100.00%		$3,443,991,379

ADR	-	American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—81.09%

BRAZIL—12.15%
ALL - America Latina Logistica SA	63,000	$314,590
Anglo Ferrous Brazil SA(a)	18,000	228,693
B2W - Companhia Global do Varejo	9,000	93,830
Banco do Brasil SA	54,000	335,302
BM&F Bovespa SA	153,869	344,084
Brasil Telecom Participacoes SA	9,000	217,047
Centrais Eletricas Brasileiras SA	45,000	527,573
Companhia de Concessoes Rodoviarias	27,000	265,310
Companhia Siderurgica Nacional	54,000	607,060
Companhia Vale do Rio Doce	207,000	2,474,472
Cosan SA Industria e Comercio(a)	18,000	87,538
CPFL Energia SA	18,000	249,405
Cyrela Brazil Realty SA	36,000	122,553
Empresa Brasileira de Aeronautica SA	72,000	267,616
Gafisa SA	18,000	68,467
Gerdau SA	36,000	189,926
GVT (Holding) SA(a)	9,000	105,515
JBS SA	20,652	45,286
Lojas Renner SA	9,000	51,898
MMX Mineracao e Metalicos SA(a)	836	1,173
MRV Engenharia e Participacoes SA	9,000	35,171
OGX Petroleo e Gas Participacoes SA(a)	1,000	167,173
Perdigao SA	27,000	417,134
Petroleo Brasileiro SA	324,000	3,341,294
Redecard SA	36,000	415,180
Souza Cruz SA	18,000	358,046
Tele Norte Leste Participacoes SA	9,000	144,594
Tractebel Energia SA	27,000	226,622
Unibanco - Uniao de Bancos Brasileiros SA Units	162,000	1,036,856
Usinas Siderurgicas de Minas Gerais SA	9,000	83,630

		12,823,038
CHINA—39.26%
Agile Property Holdings Ltd.	360,000	138,423
Air China Ltd. Class H	540,000	137,959
Aluminum Corp. of China Ltd. Class H	540,000	246,653
Angang New Steel Co. Ltd. Class H(b)	180,000	143,997
Anhui Conch Cement Co. Ltd. Class H(a)(b)	38,000	156,900
Bank of China Ltd. Class H(b)	3,240,000	1,024,238
Bank of Communications Co. Ltd. Class H	990,000	648,916
Beijing Capital International Airport Co. Ltd. Class H	180,000	97,314
Belle International Holdings Ltd.	450,000	197,416
BYD Co. Ltd. Class H(b)	135,000	205,893
Chaoda Modern Agriculture (Holdings) Ltd.(a)	360,150	208,651

China Agri-Industries Holdings Ltd.(a)	360,000	130,062
China CITIC Bank Class H	720,000	239,686
China Coal Energy Co. Class H	540,000	324,690
China Communications Construction Co. Ltd. Class H	720,000	782,230
China Construction Bank Class H(b)	4,500,000	2,374,793
China COSCO Holdings Co. Ltd. Class H	450,000	245,608
China Everbright Ltd.	180,000	182,087
China High Speed Transmission Equipment Group Co. Ltd.	90,000	70,837
China Huiyuan Juice Group Ltd.	90,000	107,998
China Life Insurance Co. Ltd. Class H	1,080,000	2,778,682
China Mengniu Dairy Co. Ltd.	180,000	176,977
China Merchants Bank Co. Ltd. Class H	450,000	722,309
China Merchants Holdings (International) Co. Ltd.(b)	180,000	342,806
China Mobile Ltd.	900,000	8,256,614
China National Building Material Co. Ltd. Class H(b)	180,000	129,597
China Oilfield Services Ltd. Class H	360,000	204,383
China Overseas Land & Investment Ltd.(b)	720,000	932,730
China Petroleum & Chemical Corp. Class H	2,340,000	1,554,938
China Railway Construction Corp. Class H(a)	315,000	425,953
China Railway Group Ltd. Class H(a)	540,000	357,438
China Resources Enterprise Ltd.	180,000	278,240
China Resources Land Ltd.(b)	360,000	414,805
China Resources Power Holdings Co. Ltd.	180,000	359,993
China Shenhua Energy Co. Ltd. Class H	495,000	926,111
China Shipping Container Lines Co. Ltd. Class H	450,000	53,999
China Shipping Development Co. Ltd. Class H	180,000	148,642
China Telecom Corp. Ltd. Class H	1,452,000	552,686
China Unicom (Hong Kong) Ltd.	747,900	922,553
China Yurun Food Group Ltd.	180,000	199,738
CITIC Pacific Ltd.	86,000	57,924
CNOOC Ltd.	2,340,000	1,887,060
CNPC Hong Kong Ltd.	900,000	282,188
Country Garden Holdings Co.	540,000	99,637
Datang International Power Generation Co. Ltd. Class H	540,000	256,408
Denway Motors Ltd.	900,000	232,254
Dongfeng Motor Group Co. Ltd. Class H	540,000	122,630
Fosun International Ltd.	315,000	73,566
GOME Electrical Appliances Holdings Ltd.	1,080,000	156,074
Guangdong Investment Ltd.	540,000	178,371
Guangshen Railway Co. Ltd. Class H	180,000	60,851
Guangzhou R&F Properties Co. Ltd. Class H(b)	180,000	111,017
Harbin Power Equipment Co. Ltd. Class H	180,000	109,159
Hengan International Group Co. Ltd. Class H	180,000	537,667
Huaneng Power International Inc. Class H(b)	360,000	241,079
Industrial and Commercial Bank of China Ltd. Class H	5,940,000	2,912,460
Jiangsu Expressway Co. Ltd. Class H	360,000	261,982
Jiangxi Copper Co. Ltd. Class H(b)	270,000	152,939
Lenovo Group Ltd.	540,000	124,720
Li Ning Co. Ltd.(b)	180,000	256,408
Maanshan Iron & Steel Co. Ltd. Class H	360,000	94,760
Parkson Retail Group Ltd.	45,000	41,515
PetroChina Co. Ltd. Class H	2,880,000	2,374,561

PICC Property & Casualty Co. Ltd. Class H(a)(b)	540,000	187,429
Ping An Insurance (Group) Co. of China Ltd. Class H(b)	225,000	849,177
Shanghai Electric Group Corp. Class H(a)	540,000	193,003
Shanghai Industrial Holdings Ltd.	90,000	170,010
Shimao Property Holdings Ltd.(b)	270,000	161,997
Shui On Land Ltd.	450,000	98,127
Sinofert Holdings Ltd.	360,000	160,255
Sino-Ocean Land Holdings Ltd.	585,000	200,028
Soho China Ltd.	270,000	87,095
Tencent Holdings Ltd.(b)	100,000	548,376
Tingyi (Cayman Islands) Holding Corp.	180,000	209,028
Yanzhou Coal Mining Co. Ltd. Class H	360,000	199,738
Zhejiang Expressway Co. Ltd. Class H	360,000	170,474
Zijin Mining Group Co. Ltd. Class H	540,000	195,093

		41,458,605
INDIA—14.23%
Ambuja Cements Ltd. SP GDR(c)(d)	302,908	315,691
Dr. Reddy’s Laboratories Ltd. ADR	123,210	1,092,873
HDFC Bank Ltd. ADR(b)	31,680	1,812,096
Hindalco Industries Ltd. GDR(d)(e)	372,936	394,268
ICICI Bank Ltd. SP ADR	101,070	1,439,237
Infosys Technologies Ltd. SP ADR	115,740	2,910,861
Mahanagar Telephone Nigam Ltd. ADR	210,240	624,413
Reliance Industries Ltd. GDR(b)(e)	71,370	3,283,020
Satyam Computer Services Ltd. ADR(b)	108,540	1,381,714
Tata Communications Ltd. ADR	25,110	397,491
Wipro Ltd. ADR(b)	182,160	1,377,130

		15,028,794
RUSSIA—15.45%
Comstar United Telesystems GDR	41,220	92,745
JSC MMC Norilsk Nickel ADR	110,618	816,361
LUKOIL SP ADR	70,560	2,243,808
Mechel OAO ADR	26,640	167,033
Mobile TeleSystems SP ADR	27,000	800,280
Novolipetsk Steel GDR(c)	13,140	130,086
OAO Gazprom SP ADR	340,020	5,882,346
OAO NOVATEK SP GDR(c)	13,770	296,055
OAO Rosneft Oil Co. GDR	192,870	765,694
OAO Tatneft SP ADR(c)	9,810	333,540
OAO TMK GDR(c)	8,910	49,005
Pharmstandard GDR(a)(c)	8,010	76,095
PIK Group GDR(a)(c)	14,040	19,094
Polyus Gold SP ADR	19,800	183,546
Rostelecom SP ADR	9,000	380,700
Sberbank GDR(b)(c)	12,960	2,187,178
Severstal GDR(c)	29,790	90,860
Sistema JSFC SP GDR(c)	15,750	88,200
Surgutneftegaz SP ADR(b)	96,300	615,357
Uralkali SP GDR(c)	25,020	182,396
Vimpel-Communications SP ADR	69,660	661,770
VTB Bank OJSC GDR(c)	89,010	195,822
Wimm-Bill-Dann Foods OJSC ADR(a)	2,340	55,762

		16,313,733

TOTAL COMMON STOCKS
(Cost: $179,515,649)		85,624,170

Security	Shares	Value

PREFERRED STOCKS—18.53%

BRAZIL—18.53%
AES Tiete SA	9,000	58,580
Aracruz Celulose SA Class B	45,000	37,516
Banco Bradesco SA	227,407	2,432,060
Banco do Estado do Rio Grande do Sul SA	9,000	23,252
Banco Itau Holding Financeira SA	180,000	2,082,154
Bradespar SA	45,000	375,163
Brasil Telecom Participacoes SA	29,521	237,142
Brasil Telecom SA	13,453	86,454
Braskem SA Class A	27,000	73,391
Centrais Eletricas Brasileiras SA Class B	27,000	286,062
Companhia de Bebidas das Americas	27,000	1,151,398
Companhia de Transmissao de Energia Eletrica Paulista	9,000	187,191
Companhia Energetica de Minas Gerais	36,323	575,679
Companhia Energetica de Sao Paulo Class B	27,000	158,272
Companhia Paranaense de Energia Class B	18,000	213,999
Companhia Vale do Rio Doce Class A	288,000	3,065,080
Duratex SA	9,000	57,017
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	9,000	102,974
Fertilizantes Fosfatados SA	18,020	85,992
Gerdau SA	99,000	625,467
Itausa - Investimentos Itau SA	298,151	1,068,062
Klabin SA	90,000	132,480
Lojas Americanas SA	54,000	150,065
Metalurgica Gerdau SA	42,800	379,123
Net Servicos de Comunicacao SA(a)	27,000	161,086
Petroleo Brasileiro SA	459,000	3,998,063
Sadia SA	90,000	128,962
Tam SA	9,000	60,573
Tele Norte Leste Participacoes SA	36,000	523,821
Telemar Norte Leste SA Class A	9,000	227,403
TIM Participacoes SA	81,000	135,059
Usinas Siderurgicas de Minas Gerais SA Class A	38,150	387,132
Vivo Participacoes SA(a)	20,000	251,846
Votorantim Celulose e Papel SA	9,000	50,647

		19,569,165

TOTAL PREFERRED STOCKS
(Cost: $42,032,630)		19,569,165

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.78%

MONEY MARKET FUNDS—8.78%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(f)(g)	126,813	126,813
BGI Cash Premier Fund LLC
1.90%(f)(g)(h)	9,144,448	9,144,448

		9,271,261

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,271,261)	9,271,261

TOTAL INVESTMENTS IN SECURITIES—108.40%
(Cost: $230,819,540)	114,464,596
Other Assets, Less Liabilities—(8.40)%	(8,871,334)

NET ASSETS—100.00%	$105,593,262

ADR	-	American Depositary Receipts
GDR	-	Global Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts
SP GDR	-	Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security valued using Level 3 inputs. See Note 1.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.70%

ADVERTISING—0.19%
Groupe Aeroplan Inc.	339,089	$2,152,773

		2,152,773
AEROSPACE & DEFENSE—0.20%
CAE Inc.	442,059	2,261,581

		2,261,581
AIRLINES—0.01%
Jazz Air Income Fund(a)	20,078	60,499

		60,499
APPAREL—0.29%
Gildan Activewear Inc.(b)	199,869	3,381,606

		3,381,606
AUTO PARTS & EQUIPMENT—0.46%
Magna International Inc. Class A	184,896	5,325,517

		5,325,517
BANKS—21.22%
Bank of Montreal	872,401	26,709,022
Bank of Nova Scotia	1,716,159	51,158,462
Canadian Imperial Bank of Commerce	658,307	26,455,328
National Bank of Canada	275,391	9,152,335
Royal Bank of Canada	2,305,036	80,189,699
Toronto-Dominion Bank (The)	1,398,021	51,811,929

		245,476,775
CHEMICALS—3.95%
Agrium Inc.	274,089	8,612,207
Methanex Corp.	169,276	1,841,142
NOVA Chemicals Corp.	144,531	1,192,392
Potash Corp. of Saskatchewan Inc.	527,543	34,087,132

		45,732,873
COMMERCIAL SERVICES—0.33%
Ritchie Bros. Auctioneers Inc.	172,527	3,876,715

		3,876,715
COMPUTERS—3.66%
CGI Group Inc.(b)	474,983	3,738,788
Research In Motion Ltd.(b)	878,811	38,587,818

		42,326,606
DIVERSIFIED FINANCIAL SERVICES—0.82%
CI Financial Income Fund	108,917	1,276,782
IGM Financial Inc.	207,030	5,504,343

TMX Group Inc.	133,969	2,692,980

		9,474,105
ELECTRIC—1.05%
Fortis Inc.	273,438	5,893,060
TransAlta Corp.	341,658	6,303,552

		12,196,612
ENGINEERING & CONSTRUCTION—0.64%
SNC-Lavalin Group Inc.	262,371	7,356,196

		7,356,196
FOOD—1.72%
Empire Co. Ltd. Class A	40,383	1,529,166
George Weston Ltd.	90,495	4,020,947
Loblaw Companies Ltd.	191,406	4,934,734
Metro Inc. Class A	171,793	4,775,104
Saputo Inc.	249,351	4,620,587

		19,880,538
FOREST PRODUCTS & PAPER—0.14%
Sino-Forest Corp.(b)	270,834	1,579,792

		1,579,792
GAS—0.39%
Canadian Utilities Ltd. Class A	135,899	4,554,784

		4,554,784
HAND & MACHINE TOOLS—0.27%
Finning International Inc.	293,585	3,072,566

		3,072,566
HEALTH CARE - SERVICES—0.13%
MDS Inc.(b)	213,543	1,548,410

		1,548,410
HOLDING COMPANIES - DIVERSIFIED—1.47%
Brookfield Asset Management Inc. Class A	857,017	13,181,159
Onex Corp.	173,178	2,483,539
Sherritt International Corp.	476,904	1,321,745

		16,986,443
INSURANCE—10.07%
Fairfax Financial Holdings Ltd.	30,770	8,924,589
Great-West Lifeco Inc.	467,451	10,545,140
Industrial Alliance Insurance and Financial Services Inc.	125,636	2,935,421
ING Canada Inc.	54,036	1,406,190
Manulife Financial Corp.	2,584,519	49,974,586
Power Corp. of Canada	602,217	12,367,476
Power Financial Corp.	429,690	8,827,824
Sun Life Financial Inc.	967,274	21,547,797

		116,529,023
IRON & STEEL—0.11%
Gerdau Ameristeel Corp.	264,324	1,286,269

		1,286,269
MANUFACTURING—0.75%
Bombardier Inc. Class B	2,493,510	8,718,847

		8,718,847

MEDIA—4.33%
Astral Media Inc. Class A	90,495	1,835,127
Rogers Communications Inc. Class B	864,068	24,991,976
Shaw Communications Inc. Class B	594,855	10,543,676
Thomson Reuters Corp.	390,627	9,982,830
Yellow Pages Income Fund	447,267	2,738,664

		50,092,273
MINING—12.18%
Agnico-Eagle Mines Ltd.	248,697	9,735,890
Barrick Gold Corp.	1,506,991	45,797,374
Cameco Corp.	595,489	10,626,878
Eldorado Gold Corp.(b)	600,915	3,626,211
First Quantum Minerals Ltd.	118,488	1,746,963
Goldcorp Inc.	1,258,283	35,481,715
Inmet Mining Corp.	75,519	1,170,630
Ivanhoe Mines Ltd.(b)	425,133	1,109,757
Kinross Gold Corp.	1,144,539	17,520,336
Pan American Silver Corp.(b)	134,115	2,009,780
Silver Wheaton Corp.(b)	388,023	1,350,515
Teck Cominco Ltd. Class B	823,685	3,981,719
Yamana Gold Inc.	1,121,754	6,760,168

		140,917,936
OIL & GAS—23.56%
Addax Petroleum Corp.	149,088	2,629,340
ARC Energy Trust	179,037	2,899,326
Canadian Natural Resources Ltd.	935,219	39,180,944
Canadian Oil Sands Trust	408,855	8,482,127
Crescent Point Energy Trust	101,278	2,223,514
EnCana Corp.	1,296,106	62,654,173
Enerplus Resources Fund	285,807	6,965,567
Ensign Resource Service Group	226,563	2,665,018
Harvest Energy Trust	248,886	2,666,922
Husky Energy Inc.	445,314	11,480,864
Imperial Oil Ltd.	533,960	19,036,199
Nexen Inc.	835,223	17,159,351
Niko Resources Ltd.	76,920	3,718,337
Penn West Energy Trust	651,045	10,165,366
Petro-Canada	837,146	22,749,706
Precision Drilling Trust	108,922	881,064
Provident Energy Trust	440,757	2,222,961
Suncor Energy Inc.	1,615,245	37,218,826
Talisman Energy Inc.	1,761,468	17,611,842

		272,611,447
OIL & GAS SERVICES—0.12%
Trican Well Service Ltd.	214,194	1,423,703

		1,423,703
PHARMACEUTICALS—0.19%
Biovail Corp.	251,955	2,202,475

		2,202,475
PIPELINES—4.02%
Enbridge Inc.	613,284	18,825,427
TransCanada Corp.	1,051,154	27,693,148

		46,518,575

REAL ESTATE—0.28%
Brookfield Properties Corp.	377,607	3,285,656

		3,285,656
REAL ESTATE INVESTMENT TRUSTS—0.20%
RioCan Real Estate Investment Trust	189,736	2,262,402

		2,262,402
RETAIL—1.75%
Alimentation Couche-Tard Inc. Class B	229,480	2,458,978
Canadian Tire Corp. Ltd. Class A	136,068	4,933,178
Shoppers Drug Mart Corp.	358,725	12,843,812

		20,235,968
TELECOMMUNICATIONS—1.87%
BCE Inc.	459,597	9,238,596
Manitoba Telecom Services Inc.	30,127	970,899
TELUS Corp.	111,158	3,512,421
TELUS Corp. NVS	250,631	7,854,936

		21,576,852
TRANSPORTATION—3.33%
Canadian National Railway Co.	818,557	29,723,142
Canadian Pacific Railway Ltd.	268,230	8,795,489

		38,518,631

TOTAL COMMON STOCKS
(Cost: $2,010,669,479)		1,153,424,448

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	651,174	651,174

		651,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $651,174)		651,174

TOTAL INVESTMENTS IN SECURITIES—99.76%
(Cost: $2,011,320,653)		1,154,075,622
Other Assets, Less Liabilities—0.24%		2,784,812

NET ASSETS—100.00%		$1,156,860,434

NVS	-	Non-Voting Shares

(a)	Security valued using Level 3 inputs. See Note 1.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—91.70%

AIRLINES—4.35%
LAN Airlines SA	603,438	$5,025,451

		5,025,451
BANKS—8.48%
Banco de Credito e Inversiones	128,943	2,191,816
Banco Santander Chile SA	194,964,745	6,171,079
CorpBanca SA	378,560,606	1,432,716

		9,795,611
BEVERAGES—5.87%
Coca-Cola Embonor SA Class B	38,057	26,513
Compania Cervecerias Unidas SA	761,942	4,263,783
Vina Concha y Toro SA	1,676,566	2,488,341

		6,778,637
BUILDING MATERIALS—0.34%
Salfacorp SA	526,786	393,450

		393,450
COMPUTERS—0.93%
Sonda SA	1,170,679	1,081,500

		1,081,500
ELECTRIC—29.88%
Almendral SA	24,635,615	1,719,979
Colbun SA(a)	29,994,510	4,422,634
Empresa Nacional de Electricidad SA	13,013,568	15,148,203
Enersis SA	50,322,018	13,224,105

		34,514,921
ENGINEERING & CONSTRUCTION—0.09%
Socovesa SA	777,950	100,145

		100,145
FOOD—7.65%
Centros Comerciales Sudamericanos SA	3,523,187	5,340,005
Distribucion y Servicio D&S SA	12,243,035	3,448,742
Empresas Iansa SA	1,482,546	31,411
Multiexport Foods SA	219,088	17,585

		8,837,743
FOREST PRODUCTS & PAPER—6.83%
Empresas CMPC SA	416,637	6,751,501
Masisa SA	14,634,473	1,141,414

		7,892,915

HEALTH CARE - SERVICES—0.27%
Banmedica SA	506,725	310,804

		310,804
HOLDING COMPANIES - DIVERSIFIED—12.03%
Empresas Copec SA	1,776,360	13,476,716
Sigdo Koppers SA	771,440	420,594

		13,897,310
IRON & STEEL—3.45%
CAP SA	328,423	3,987,432

		3,987,432
METAL FABRICATE & HARDWARE—0.65%
Cintac SA	92,879	21,381
Madeco SA	12,215,860	730,768

		752,149
REAL ESTATE—0.35%
Parque Arauco SA	823,674	405,413

		405,413
RETAIL—4.57%
Farmacias Ahumada SA	89,015	113,914
La Polar SA	1,042,814	1,768,978
SACI Falabella SA	1,410,277	3,396,155

		5,279,047
TELECOMMUNICATIONS—3.14%
Empresa Nacional de Telecomunicaciones SA	351,990	3,624,916

		3,624,916
TRANSPORTATION—1.14%
Compania SudAmericana de Vapores SA	1,916,803	1,317,929

		1,317,929
WATER—1.68%
Inversiones Aguas Metropolitanas SA(a)	2,601,029	1,942,007

		1,942,007

TOTAL COMMON STOCKS
(Cost: $158,688,381)		105,937,380

Security	Shares	Value

PREFERRED STOCKS—7.78%

CHEMICALS—7.78%
Sociedad Quimica y Minera de Chile SA Series B	400,588	8,985,475

		8,985,475

TOTAL PREFERRED STOCKS
(Cost: $9,719,204)		8,985,475

Security	Shares	Value

RIGHTS—0.00%

BUILDING MATERIALS—0.00%
SalfaCorp SA(a)(b)	35,297	53

		53
FOOD—0.00%
Cencosud SA(a)(b)	239,536	0

		0

TOTAL RIGHTS
(Cost: $0)		53

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.48%

MONEY MARKET FUNDS—0.48%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	551,879	551,879

		551,879

TOTAL SHORT-TERM INVESTMENTS
(Cost: $551,879)		551,879

TOTAL INVESTMENTS IN SECURITIES—99.96%
(Cost: $168,959,464)		115,474,787
Other Assets, Less Liabilities—0.04%		46,675

NET ASSETS—100.00%		$115,521,462

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—90.09%

ARGENTINA—0.12%
Petrobras Energia Participaciones SA SP ADR	2,788,164	$18,541,291

		18,541,291
BRAZIL—4.52%
Centrais Eletricas Brasileiras SA SP ADR	738,000	8,599,988
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	442,800	9,263,376
Companhia Siderurgica Nacional SP ADR	3,343,140	38,512,973
Companhia Vale do Rio Doce ADR	14,758,524	176,216,777
CPFL Energia SA ADR(a)	295,200	12,832,344
Empresa Brasileira de Aeronautica SA ADR	3,394,800	52,721,244
Gafisa SA ADR(a)	1,226,799	9,888,000
Perdigao SA ADR	76,208	2,440,942
Petroleo Brasileiro SA ADR	12,607,992	264,011,352
TAM SA ADR	1,572,642	10,945,588
Tim Participacoes SA ADR(a)	140,435	2,415,482
Unibanco - Uniao de Bancos Brasileiros SA Units GDR	1,422,396	91,161,360
Vivo Participacoes SA ADR	738,000	9,158,580

		688,168,006
CHILE—2.82%
Banco Santander Chile SA ADR	2,808,828	93,533,972
Empresa Nacional de Electricidad SA SP ADR	93,700	3,265,445
Enersis SA SP ADR	8,359,344	109,173,033
LAN Airlines SA SP ADR(a)	3,744,041	31,824,348
Sociedad Quimica y Minera de Chile SA Series B SP ADR	8,499,495	191,153,643

		428,950,441
CHINA—17.35%
Agile Property Holdings Ltd.(a)	20,664,000	7,945,488
Air China Ltd. Class H	38,376,000	9,804,259
Aluminum Corp. of China Ltd. Class H(a)	35,424,000	16,180,456
Angang New Steel Co. Ltd. Class H(a)	20,665,320	16,531,936
Anhui Conch Cement Co. Ltd. Class H(a)(c)	2,952,000	12,188,667
Bank of China Ltd. Class H(a)	209,592,000	66,256,833
Bank of Communications Co. Ltd. Class H(a)	69,478,000	45,540,827
Beijing Capital International Airport Co. Ltd. Class H(a)	23,620,000	12,769,792
Beijing Enterprises Holdings Ltd.(a)	5,904,000	20,873,093
Belle International Holdings Ltd.(a)	22,154,000	9,718,986
Chaoda Modern Agriculture (Holdings) Ltd.(a)(c)	8,856,175	5,130,769
China Agri-Industries Holdings Ltd.(a)(c)	20,664,000	7,465,559
China CITIC Bank Class H	20,664,000	6,878,979
China Coal Energy Co. Class H(a)	19,188,000	11,537,335
China Communications Construction Co. Ltd. Class H(a)	39,852,000	43,296,432
China Construction Bank Class H(a)	285,260,000	150,540,750
China COSCO Holdings Co. Ltd. Class H(a)	20,664,000	11,278,326
China Everbright Ltd.	32,700,000	33,079,102
China High Speed Transmission Equipment Group Co. Ltd.(a)	2,952,000	2,323,465

China Huiyuan Juice Group Ltd.	2,214,000	2,656,749
China Life Insurance Co. Ltd. Class H(a)	76,752,000	197,471,647
China Mengniu Dairy Co. Ltd.(a)	10,332,000	10,158,492
China Merchants Bank Co. Ltd. Class H(a)	23,616,000	37,906,755
China Merchants Holdings (International) Co. Ltd.(a)	11,808,000	22,488,091
China Mobile Ltd.(a)	53,874,000	494,240,937
China National Building Material Co. Ltd. Class H(a)	14,760,000	10,626,994
China Overseas Land & Investment Ltd.(a)	41,328,000	53,538,721
China Petroleum & Chemical Corp. Class H(a)	183,024,000	121,620,046
China Railway Construction Corp. Class H(a)(c)	14,022,000	18,960,996
China Railway Group Ltd. Class H(a)(c)	29,520,000	19,539,957
China Resources Enterprise Ltd.(a)	20,678,000	31,963,567
China Resources Land Ltd.(a)	47,264,000	54,459,271
China Resources Power Holdings Co. Ltd.(a)	14,760,000	29,519,429
China Shenhua Energy Co. Ltd. Class H	15,498,000	28,995,697
China Shipping Container Lines Co. Ltd. Class H	50,184,000	6,021,964
China Shipping Development Co. Ltd. Class H(a)	26,586,000	21,954,466
China Telecom Corp. Ltd. Class H(a)	41,328,000	15,730,999
China Travel International Investment Hong Kong Ltd.(a)	132,840,951	16,626,223
China Unicom (Hong Kong) Ltd.(a)	35,424,000	43,696,372
China Yurun Food Group Ltd.	2,952,000	3,275,704
CITIC Pacific Ltd.(a)	16,676,000	11,231,876
CNOOC Ltd.	169,740,000	136,884,447
COSCO Pacific Ltd.(a)	8,856,000	6,513,319
Datang International Power Generation Co. Ltd. Class H(a)	23,632,000	11,221,171
Denway Motors Ltd.(a)	56,088,000	14,474,042
Dongfang Electric Co. Ltd. Class H	5,904,000	13,148,525
Dongfeng Motor Group Co. Ltd. Class H	23,616,000	5,363,014
Fosun International Ltd.	2,214,000	517,066
GOME Electrical Appliances Holdings Ltd.(a)	69,408,000	10,030,381
Guangdong Investment Ltd.(a)	20,668,110	6,827,011
Guangshen Railway Co. Ltd. Class H(a)	94,534,363	31,958,095
Guangzhou R&F Properties Co. Ltd. Class H(a)	1,180,800	728,273
Harbin Power Equipment Co. Ltd. Class H(a)	8,856,000	5,370,632
Hengan International Group Co. Ltd. Class H	2,952,000	8,817,739
Huaneng Power International Inc. Class H(a)	32,472,000	21,745,344
Industrial and Commercial Bank of China Ltd. Class H(a)	385,236,000	188,886,254
Jiangsu Expressway Co. Ltd. Class H(a)	8,862,000	6,449,124
Jiangxi Copper Co. Ltd. Class H(a)	29,538,000	16,731,524
Lenovo Group Ltd.(a)	61,992,000	14,317,875
Li Ning Co. Ltd.(a)	5,904,000	8,410,180
Maanshan Iron & Steel Co. Ltd. Class H(a)	41,328,000	10,878,386
Parkson Retail Group Ltd.(a)	3,690,000	3,404,257
PetroChina Co. Ltd. Class H(a)	180,072,000	148,469,395
PICC Property & Casualty Co. Ltd. Class H(c)	11,808,000	4,098,439
Ping An Insurance (Group) Co. of China Ltd. Class H(a)	16,239,500	61,289,830
Shanghai Industrial Holdings Ltd.	5,908,000	11,160,187
Shimao Property Holdings Ltd.(a)	8,856,000	5,313,497
Shui On Land Ltd.(a)	16,974,000	3,701,355
Sinofert Holdings Ltd.(a)	48,726,000	21,690,509
Sino-Ocean Land Holdings Ltd.	14,022,000	4,794,527
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	35,448,000	8,004,232
Tencent Holdings Ltd.(a)	7,380,000	40,470,184
Tingyi (Cayman Islands) Holding Corp.	2,952,000	3,428,063
Yanzhou Coal Mining Co. Ltd. Class H(a)	32,472,800	18,016,818
Zhejiang Expressway Co. Ltd. Class H	32,472,000	15,376,766
Zijin Mining Group Co. Ltd. Class H(a)	79,704,000	28,795,727

		2,639,312,195

COLOMBIA—0.32%
Bancolombia SA SP ADR	2,410,308	49,025,665

		49,025,665
CZECH REPUBLIC—2.12%
Central European Media Enterprises Ltd. Class A(c)	27,404	395,233
CEZ AS	5,344,596	211,608,441
Komercni Banka AS	412,523	61,805,601
Unipetrol AS(a)	6,783,806	38,596,397
Zentiva NV	180,038	9,576,322

		321,981,994
EGYPT—0.53%
Orascom Construction Industries Co. GDR(a)	1,055,645	47,651,815
Orascom Telecom Holding SAE GDR(a)(d)	1,501,234	32,952,086

		80,603,901
HUNGARY—1.29%
Magyar Telekom PLC(a)	4,178,556	12,197,141
MOL Magyar Olaj-es Gazipari Rt(a)	866,412	44,630,177
OTP Bank Rt(a)(c)	3,844,104	55,727,231
Richter Gedeon Rt(a)	628,776	83,594,961

		196,149,510
INDIA—6.46%
HDFC Bank Ltd. ADR(a)	3,741,660	214,022,952
ICICI Bank Ltd. SP ADR(a)	8,497,332	121,002,008
Infosys Technologies Ltd. SP ADR(a)	7,024,745	176,672,337
Mahanagar Telephone Nigam Ltd. ADR(a)	6,872,700	20,411,919
Reliance Industries Ltd. GDR(a)(e)	3,174,876	146,044,296
Satyam Computer Services Ltd. ADR(a)	8,881,096	113,056,352
Tata Communications Ltd. ADR(a)	8,062,908	127,635,834
Wipro Ltd. ADR(a)	8,532,756	64,507,635

		983,353,333
INDONESIA—1.28%
PT Aneka Tambang Tbk	161,622,000	13,709,308
PT Astra Agro Lestari Tbk	3,690,000	2,592,973
PT Astra International Tbk	22,885,000	19,411,809
PT Bank Central Asia Tbk	132,910,000	29,842,578
PT Bank Danamon Indonesia Tbk	26,568,487	5,799,774
PT Bank Mandiri Tbk	66,420,000	8,230,004
PT Bank Rakyat Indonesia Tbk	59,369,061	16,786,262
PT Bumi Resources Tbk	174,762,500	14,678,596
PT Indofood Sukses Makmur Tbk	18,450,000	1,488,274
PT Indosat Tbk	2,214,000	938,994
PT International Nickel Indonesia Tbk	4,455,000	729,842
PT Perusahaan Gas Negara Tbk	140,222,500	21,456,083
PT Semen Gresik (Persero) Tbk	10,332,000	2,792,432
PT Telekomunikasi Indonesia Tbk	91,512,500	44,519,595
PT Truba Alam Manunggal Engineering Tbk(c)	10,510,000	43,701
PT Unilever Indonesia Tbk	738,000	472,565
PT United Tractors Tbk	31,905,150	10,546,609

		194,039,399
ISRAEL—3.95%
Africa Israel Investments Ltd.(a)	360,817	3,938,350
Bank Hapoalim Ltd.(a)(c)	15,785,820	30,654,023
Bank Leumi le-Israel	20,937,060	44,961,931
Check Point Software Technologies Ltd.(a)(c)	1,812,528	37,356,202

Discount Investment Corp. Ltd.	87,084	705,160
Elbit Systems Ltd.	1,080,432	38,724,965
Israel Chemicals Ltd.(a)	9,840,914	57,204,450
Israel Corp. Ltd. (The)(a)	29,520	6,579,150
Israel Discount Bank Ltd. Class A(a)	24,572,448	20,833,095
Koor Industries Ltd.(c)	468,105	6,594,702
Makhteshim-Agan Industries Ltd.	4,794,048	14,724,706
Mizrahi Tefahot Bank Ltd.	7,909,884	38,851,696
NICE Systems Ltd.(a)(c)	262,728	5,475,973
Teva Pharmaceutical Industries Ltd.	7,132,032	294,731,517

		601,335,920
MALAYSIA—0.43%
AMMB Holdings Bhd	9,752,175	5,544,220
Bumiputra-Commerce Holdings Bhd	2,034,000	3,339,948
Bursa Malaysia Bhd	2,930,800	4,246,364
Gamuda Bhd	12,166,000	5,674,221
Genting Bhd	3,359,400	3,782,628
IGB Corp. Bhd	4,577,800	1,553,938
IJM Corp. Bhd	3,701,200	2,563,823
IOI Corp. Bhd	5,265,000	4,707,769
MMC Corp. Bhd	3,896,000	1,451,525
Resorts World Bhd	19,905,500	12,854,663
Sime Darby Bhd	1,501,673	2,424,393
SP Setia Bhd	4,821,300	3,605,829
Tenaga Nasional Bhd	3,152,700	5,133,415
YTL Corp. Bhd	4,480,400	8,160,795
YTL Power International Bhd	306,160	156,312

		65,199,843
MEXICO—5.54%
Alfa SAB de CV Series A(a)	6,079,700	11,209,232
America Movil SAB de CV Series L	145,828,800	225,927,291
Cemex SAB de CV Series CPO(a)(c)	69,869,403	50,588,718
Desarrolladora Homex SAB de CV(c)	1,508,300	4,380,846
Empresas ICA SAB de CV(a)(c)	10,184,400	14,648,005
Fomento Economico Mexicano SAB de CV BD Units	26,558,632	74,131,568
Grupo Bimbo SAB de CV Series A	295,200	1,402,339
Grupo Carso SA de CV Series A1	1,330,041	3,270,626
Grupo Financiero Banorte SAB de CV Series O	15,656,856	25,308,666
Grupo Mexico SA de CV Series B	46,769,260	30,084,869
Grupo Modelo SAB de CV Series C	18,154,898	47,905,903
Grupo Televisa SA Series CPO	28,782,000	88,138,763
Industrias Penoles SAB de CV	1,476,088	12,868,545
Kimberly-Clark de Mexico SAB de CV Series A(a)	10,489,300	33,253,734
Telefonos de Mexico SAB de CV Series L	63,320,400	57,750,882
Telmex Internacional SAB de CV Class L	67,619,200	34,154,205
Urbi Desarrollos Urbanos SA de CV(a)(c)	5,063,800	7,642,534
Wal-Mart de Mexico SAB de CV Series V(a)	43,246,800	119,895,998

		842,562,724
PERU—0.78%
Compania de Minas Buenaventura SA ADR	4,723,200	85,017,600
Southern Copper Corp.(a)	2,408,832	33,145,528

		118,163,128
PHILIPPINE ISLANDS—1.46%
Ayala Corp.	6,436,993	25,366,813
Ayala Land Inc.	50,596,200	6,405,236
Bank of the Philippine Islands	41,228,040	35,356,359
Globe Telecom Inc.	678,960	11,437,305
Jollibee Foods Corp.(b)	53,307,700	41,906,002
Manila Electric Co.	17,514,802	20,742,389
Metropolitan Bank & Trust Co.	40	20
Philippine Long Distance Telephone Co.	856,080	40,903,057
SM Investments Corp.	2,835,211	10,594,050
SM Prime Holdings Inc.	204,144,820	30,012,102

		222,723,333

RUSSIA—6.56%
Comstar United Telesystems GDR	332,140	747,315
JSC MMC Norilsk Nickel ADR	8,626,906	63,666,566
LUKOIL SP ADR	4,262,688	135,553,478
Mechel OAO ADR(a)	1,421,388	8,912,103
Mobile TeleSystems SP ADR	1,771,200	52,498,368
Novolipetsk Steel GDR(d)	715,860	7,087,014
OAO Gazprom SP ADR	21,587,976	373,471,985
OAO NOVATEK SP GDR(d)	709,956	15,264,054
OAO Rosneft Oil Co. GDR(a)	9,090,822	36,090,563
OAO Tatneft SP ADR(d)	495,936	16,861,824
PIK Group GDR(c)(d)	885,600	1,204,416
Polyus Gold SP ADR	1,773,474	16,440,104
Rostelecom SP ADR(a)	1,056,819	44,703,444
Sberbank GDR(a)(d)	578,738	97,669,966
Surgutneftegaz SP ADR(a)	5,025,780	32,114,734
Uralkali SP GDR(d)	1,366,776	9,963,797
Vimpel-Communications SP ADR	6,526,872	62,005,284
VTB Bank OJSC GDR(a)(d)	6,568,200	14,450,040
Wimm-Bill-Dann Foods OJSC ADR(a)(c)	373,961	8,911,491

		997,616,546
SOUTH AFRICA—9.05%
African Bank Investments Ltd.	15,309,083	41,447,634
African Rainbow Minerals Ltd.	367,524	3,680,699
Anglo Platinum Ltd.	623,607	28,748,357
AngloGold Ashanti Ltd.(a)	1,923,939	41,861,952
ArcelorMittal South Africa Ltd.	4,758,624	40,659,675
Aveng Ltd.	2,127,781	6,130,685
Barloworld Ltd.	2,996,414	13,363,970
Bidvest Group Ltd.	3,273,786	30,965,015
Exxaro Resources Ltd.	2,146,104	15,224,149
FirstRand Ltd.	38,532,910	63,168,391
Foschini Ltd.	7,235,408	30,803,348
Gold Fields Ltd.	6,103,260	50,754,131
Harmony Gold Mining Co. Ltd.(c)	3,331,332	28,464,295
Impala Platinum Holdings Ltd.	5,315,076	65,480,989
Imperial Holdings Ltd.	4,109,184	20,535,611
Investec Ltd.	5,011,497	21,410,164
Kumba Iron Ore Ltd.	549,072	8,619,269
Liberty Group Ltd.(f)	1,063,624	6,446,174
Massmart Holdings Ltd.	624,348	4,969,326
MTN Group Ltd.	14,444,136	150,109,202
Murray & Roberts Holdings Ltd.	2,786,688	13,538,834
Naspers Ltd.(a)	5,080,487	77,834,794
Nedbank Group Ltd.	4,218,743	39,190,314
Network Healthcare Holdings Ltd.(c)	23,357,710	17,869,197
Northam Platinum Ltd.	378,037	803,771
Pick’n Pay Stores Ltd.	6,682,352	21,444,500
Pretoria Portland Cement Co. Ltd.	5,365,593	16,392,565
Remgro Ltd.	1,207,541	8,818,065
Reunert Ltd.	2,084,710	9,527,689
Sanlam Ltd.	23,570,683	38,640,272
Sappi Ltd.(a)	604,178	2,169,988
Sasol Ltd.	6,100,308	174,141,261
Shoprite Holdings Ltd.	15,405,012	69,211,245
Standard Bank Group Ltd.	11,710,596	100,735,059

Steinhoff International Holdings Ltd.(c)	2,481,156	2,625,353
Telkom South Africa Ltd.	1,787,587	18,115,546
Tiger Brands Ltd.	2,512,152	33,944,458
Truworths International Ltd.	12,295,171	38,736,009
Woolworths Holdings Ltd.	16,626,159	20,235,413

		1,376,817,369
SOUTH KOREA—11.43%
Daelim Industrial Co. Ltd.	199,100	4,472,634
Doosan Heavy Industries & Construction Co. Ltd.	231,790	8,299,628
Hyundai Development Co.	212,800	4,389,272
Hyundai Engineering & Construction Co. Inc.	325,410	11,098,054
Hyundai Heavy Industries Co. Ltd.	375,500	39,364,874
KB Financial Group Inc. SP ADR(a)(c)	8,340,876	170,070,462
Korea Electric Power Corp. SP ADR	19,723,788	183,431,228
KT Corp. SP ADR	11,204,500	127,059,030
LG Display Co. Ltd. ADR(a)	9,689,940	68,314,077
NHN Corp.(c)	187,575	15,641,891
POSCO ADR(a)	5,929,092	342,405,063
Samsung Electronics Co. Ltd. GDR(a)(d)	3,284,100	549,265,724
Samsung Engineering Co. Ltd.	187,990	4,997,283
Samsung Heavy Industries Co. Ltd.	2,036,070	27,651,189
Shinhan Financial Group Co. Ltd. ADR	411,804	17,439,899
SK Telecom Co. Ltd. ADR(a)	10,202,112	165,376,236

		1,739,276,544
TAIWAN—11.39%
Asia Cement Corp.	3,234,060	2,623,077
AU Optronics Corp. SP ADR(a)	20,853,923	125,957,695
Catcher Technology Co. Ltd.	3,521,100	6,050,254
Cheng Shin Rubber Industry Co. Ltd.	3,508,650	3,098,751
Chunghwa Telecom Co. Ltd. SP ADR	31,658,490	495,138,784
CMC Magnetics Corp.(c)	8,136,000	1,077,826
Compal Communications Inc.	2,598,750	1,307,611
Epistar Corp.	2,314,345	2,189,969
Evergreen Marine Corp. Ltd.	10,170,000	4,979,753
Far Eastern Textile Ltd.	5,186,700	3,521,266
Foxconn Technology Co. Ltd.	1,174,800	2,431,546
HannStar Display Corp.	11,767,963	1,336,264
Hon Hai Precision Industry Co. Ltd.	5,847,750	11,312,899
HTC Corp.	4,063,800	40,163,123
Macronix International Co. Ltd.	22,176,448	5,709,158
MediaTek Inc.	3,176,450	21,183,331
MiTAC International Corp.	7,403,728	2,568,808
Siliconware Precision Industries Co. SP ADR(a)	51,665,447	212,861,642
Synnex Technology International Corp.	4,474,800	4,563,653
Taiwan Cement Corp.	7,190,190	5,335,026
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR(a)	76,524,784	547,152,205
Tatung Co. Ltd.(c)	14,763,000	2,487,922
U-Ming Marine Transport Corp.	2,034,000	2,230,196
Uni-President Enterprises Co.	6,407,100	6,149,384
United Microelectronics Corp. SP ADR(a)	109,701,062	201,849,954
Yang Ming Marine Transport Corp.	16,238,978	5,707,472
Yuanta Financial Holding Co. Ltd.	38,829,000	14,813,551

		1,733,801,120
THAILAND—1.55%
Bangkok Bank PCL	7,972,800	14,816,410
Banpu PCL	2,511,000	13,221,371
IRPC PCL	106,862,400	5,626,712
Kasikornbank PCL	16,172,200	19,352,907
Krung Thai Bank PCL	46,346,400	4,306,437
PTT Aromatics & Refining PCL	23,180,886	5,025,843
PTT Chemical PCL	8,923,968	7,475,378

PTT Exploration & Production PCL	22,635,800	58,318,336
PTT PCL	13,154,000	55,556,807
Ratchaburi Electricity Generating Holding PCL	47,989,900	41,551,160
Siam Cement PCL	2,544,600	6,448,374
Thai Oil PCL NVDR	2,066,400	1,105,493
TMB Bank PCL NVDR(c)	12,988,800	201,150
United Broadcasting Corp. PCL(c)(f)	5,658,800	2,868,039

		235,874,417
TURKEY—1.14%
Akbank TAS(a)	6,822,505	18,700,731
Anadolu Efes Biracilik ve Malt Sanayii AS	311,436	2,441,857
Arcelik AS(a)	2,940,192	3,017,504
Asya Katilim Bankasi AS(a)(c)	10,500,264	8,366,744
BIM Birlesik Magazalar AS	146,124	2,957,410
Enka Insaat ve Sanayi AS	147,600	408,340
Eregli Demir ve Celik Fabrikalari TAS(a)	5,910,769	14,016,293
Migros Turk TAS	1	6
Petkim Petrokimya Holding AS(a)(c)	3,788,892	11,689,713
Tupras-Turkiye Petrol Rafinerileri AS(a)	1,143,364	10,932,564
Turk Sise ve Cam Fabrikalari AS(a)(c)	18,829,332	12,962,982
Turkcell Iletisim Hizmetleri AS(a)	1,476,000	8,326,757
Turkiye Garanti Bankasi AS(a)(c)	22,129,668	32,162,960
Turkiye Is Bankasi AS(a)	4,428,000	11,346,970
Turkiye Vakiflar Bankasi TAO	23,410,836	17,907,890
Yapi ve Kredi Bankasi AS(a)(c)	15,201,381	18,508,136

		173,746,857

TOTAL COMMON STOCKS
(Cost: $25,669,759,801)		13,707,243,536

Security	Shares	Value

PREFERRED STOCKS—8.98%

BRAZIL—8.98%
Aracruz Celulose SA SP ADR(a)	1,263,456	10,499,319
Banco Bradesco SA SP ADR	23,173,200	246,562,848
Banco Itau Holding Financiera SA ADR	23,320,800	270,054,864
Brasil Telecom Participacoes SA ADR	828,042	34,264,378
Centrais Eletricas Brasileiras SA ADR	140,435	1,480,522
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR(a)	1,405,824	46,378,134
Companhia de Bebidas das Americas ADR	2,242,044	97,461,653
Companhia Energetica de Minas Gerais SP ADR	2,473,814	39,160,476
Companhia Paranaense de Energia SP ADR	442,800	5,242,752
Companhia Vale do Rio Doce SP ADR	20,638,908	224,757,708
Gerdau SA SP ADR	6,377,878	41,583,764
Net Servicos de Comunicacao SA ADR(a)	2,214,084	12,819,546
Petroleo Brasileiro SA SP ADR	16,171,056	287,521,376
Tele Norte Leste Participacoes SA ADR	2,775,112	40,738,644
Votorantim Celulose e Papel SA SP ADR	1,506,996	8,378,898

		1,366,904,882

TOTAL PREFERRED STOCKS
(Cost: $2,449,381,513)		1,366,904,882

Security	Shares	Value

RIGHTS—0.01%

SOUTH AFRICA—0.01%
Sappi Ltd.(c)	735,811	1,089,273

		1,089,273

TOTAL RIGHTS
(Cost: $3,272,312)		1,089,273

Security	Shares	Value

EXCHANGE-TRADED FUNDS—0.43%
iShares MSCI Malaysia Index Fund(a)(b)	984,557	6,950,973
iShares MSCI South Korea Index Fund(b)	983,209	23,528,191
iShares MSCI Taiwan Index Fund(a)(b)	4,540,176	35,322,569

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $124,352,896)		65,801,733

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.96%

MONEY MARKET FUNDS—12.96%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(b)(g)	18,169,036	18,169,036
BGI Cash Premier Fund LLC
1.90%(b)(g)(h)	1,952,904,218	1,952,904,218

		1,971,073,254

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,971,073,254)		1,971,073,254

TOTAL INVESTMENTS IN SECURITIES—112.47%
(Cost: $30,217,839,776)		17,112,112,678
Other Assets, Less Liabilities—(12.47)%		(1,896,734,186)

NET ASSETS—100.00%		$15,215,378,492

ADR	-	American Depositary Receipts
GDR	-	Global Depositary Receipts
NVDR	-	Non-Voting Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts
SP GDR	-	Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	Non-income earning security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Security valued using Level 3 inputs. See Note 1.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—98.13%

AUSTRIA—1.00%
Erste Group Bank AG	64,664	$1,460,528
Oesterreichische Elektrizitaetswirtschafts AG Class A	27,615	1,215,911
OMV AG	56,826	1,420,498
Raiffeisen International Bank Holding AG(a)	18,655	512,484
Strabag SE	15,498	265,483
Telekom Austria AG	106,337	1,408,680
Vienna Insurance Group	11,825	324,102
voestalpine AG	43,694	914,815
Wienerberger AG(a)	29,512	415,670

		7,938,171
BELGIUM—2.04%
Anheuser-Busch InBev NV(a)	64,906	1,061,610
Belgacom SA	51,061	1,841,369
Colruyt SA	6,528	1,404,074
Compagnie Nationale a Portefeuille SA	15,827	813,357
Delhaize Group	34,440	2,064,431
Dexia SA(a)	185,402	801,990
Fortis(a)	687,192	647,008
Groupe Bruxelles Lambert SA	27,562	2,019,540
KBC Ancora SCA	11,939	191,488
KBC Group NV	53,669	1,607,174
Mobistar SA	6,937	474,843
Solvay SA	20,666	1,472,820
UCB SA	32,558	970,645
Umicore	44,772	801,322

		16,171,671
FINLAND—4.25%
Elisa OYJ Class A	43,001	616,027
Fortum OYJ	149,814	2,990,257
Kesko OYJ Class B	21,411	522,720
Kone OYJ Class B	54,530	1,074,569
Metso OYJ	39,241	470,045
Neste Oil OYJ	48,503	677,000
Nokia OYJ	1,234,994	17,378,960
Nokian Renkaat OYJ	36,162	421,233
Orion OYJ Class B	26,695	388,865
Outokumpu OYJ	40,200	401,447
Pohjola Bank PLC Class A	39,033	498,261
Rautaruukki OYJ	27,269	413,490
Sampo OYJ Class A	143,461	2,654,109
SanomaWSOY OYJ Class B	27,662	382,593
Stora Enso OYJ Class R	195,452	1,582,298

UPM-Kymmene OYJ	181,105	2,596,787
Wartsila OYJ Class B	28,413	661,217

		33,729,878
FRANCE—32.50%
Accor SA	70,602	2,707,315
Aeroports de Paris	9,472	536,289
Air France-KLM	47,094	609,527
Alcatel-Lucent(b)	723,814	1,531,971
ALSTOM	70,610	3,745,156
ArcelorMittal(a)	287,861	6,845,100
Atos Origin SA	22,673	499,156
AXA	506,268	9,603,932
BNP Paribas	271,762	14,940,141
Bouygues SA	78,640	3,215,114
Bureau Veritas SA	12,918	459,786
Cap Gemini SA	46,781	1,500,334
Carrefour SA	207,501	7,822,584
Casino Guichard-Perrachon SA	14,938	906,609
Christian Dior SA	15,785	723,068
CNP Assurances SA	12,341	791,588
Compagnie de Saint-Gobain SA	93,849	3,742,841
Compagnie Generale de Geophysique-Veritas(b)	41,615	679,604
Compagnie Generale des Etablissements Michelin Class B	48,790	2,330,279
Credit Agricole SA	305,942	3,383,248
Dassault Systemes SA	19,516	752,573
EDP Renovaveis SA(b)	60,683	376,533
Eiffage SA	11,480	520,041
Electricite de France	65,700	3,796,938
Eramet	2,015	372,556
Essilor International SA(a)	64,288	2,565,127
Eurazeo	10,332	531,622
European Aeronautic Defence and Space Co.(a)	107,338	1,697,067
Eutelsat Communications	21,119	441,093
France Telecom SA	598,055	15,344,392
GDF Suez	363,146	14,494,337
Gecina SA	5,977	292,978
Groupe Danone	142,968	8,213,433
Hermes International(a)	23,534	2,948,603
Icade	6,602	418,445
Iliad SA	4,834	360,732
Imerys SA	10,910	407,835
JCDecaux SA(a)	19,811	277,777
Klepierre	26,915	544,732
Lafarge SA	48,790	2,674,806
Lagardere SCA	40,189	1,464,600
L’Air Liquide SA	82,943	7,035,720
Legrand SA	32,719	515,228
L’Oreal SA	79,499	6,421,784
LVMH Moet Hennessy Louis Vuitton SA	78,925	4,464,595
M6-Metropole Television	21,354	357,126
Natixis	327,513	660,774
Neopost SA	9,513	678,393
PagesJaunes SA	36,130	330,087
Pernod Ricard SA	52,356	3,069,940
PPR SA	24,682	1,169,764
PSA Peugeot Citroen SA	50,815	916,894
Publicis Groupe SA	43,231	1,001,667

Renault SA	60,557	1,323,198
Safran SA	63,947	826,841
Sanofi-Aventis	346,122	19,082,988
Schneider Electric SA	72,324	4,536,286
SCOR SE	57,559	1,121,112
SES SA	103,900	1,819,374
Societe BIC	7,181	364,023
Societe des Autoroutes Paris-Rhin-Rhone	6,829	447,650
Societe Generale	154,953	6,563,171
Societe Television Francaise 1	38,412	524,940
Sodexo	36,001	1,806,253
STMicroelectronics NV	222,999	1,463,204
Suez Environnement SA(b)	86,674	1,482,539
Technip SA	33,292	1,007,947
Thales SA	31,307	1,167,531
Total SA(a)	705,621	36,754,630
Unibail-Rodamco	27,535	3,681,889
Valeo SA	26,416	330,165
Vallourec SA	17,507	1,853,922
Veolia Environnement	123,410	3,064,563
Vinci SA	134,029	5,370,792
Vivendi	379,988	10,728,211
Wendel	9,184	417,198
Zodiac SA	17,042	603,542

		258,033,803
GERMANY—24.09%
Adidas AG	67,158	2,084,403
Allianz SE Registered	148,953	12,325,111
BASF SE	313,565	9,986,854
Bayer AG	251,125	12,962,784
Bayerische Motoren Werke AG	108,773	2,715,584
Beiersdorf AG	30,711	1,695,160
Celesio AG	27,265	691,585
Commerzbank AG	234,479	2,146,682
Daimler AG Registered	287,861	9,005,654
Deutsche Bank AG Registered	178,227	6,327,740
Deutsche Boerse AG	66,871	4,770,414
Deutsche Lufthansa AG Registered	81,810	1,072,863
Deutsche Post AG Registered	279,825	4,008,740
Deutsche Postbank AG	29,561	602,035
Deutsche Telekom AG Registered	920,122	12,714,541
E.ON AG	625,814	21,861,446
Fraport AG	11,483	396,179
Fresenius Medical Care AG & Co. KGaA	62,279	2,709,005
Fresenius SE	10,332	509,072
GEA Group AG	50,682	781,371
Hamburger Hafen und Logistik AG	8,762	260,275
Hannover Rueckversicherung AG	21,642	495,131
HeidelbergCement AG(a)	8,672	411,216
Henkel AG & Co. KGaA	41,977	1,035,997
Hochtief AG	14,063	543,366
Hypo Real Estate Holding AG(a)	54,530	191,665
Infineon Technologies AG(b)	240,506	564,579
K+S AG	49,938	2,234,297
Linde AG	43,092	3,140,240
MAN AG	34,153	1,544,955
Merck KGaA	21,542	1,801,080
METRO AG	35,588	1,088,298

Muenchener Rueckversicherungs-Gesellschaft AG Registered	68,019	9,231,644
Puma AG	1,435	244,015
Q-Cells SE(a)(b)	19,803	659,611
RWE AG	146,944	12,321,095
Salzgitter AG	13,776	949,883
SAP AG(a)	289,296	9,852,634
Siemens AG Registered	285,852	17,073,118
SolarWorld AG	28,128	500,397
ThyssenKrupp AG	116,522	2,359,762
TUI AG	79,213	881,000
United Internet AG Registered	39,845	256,841
Volkswagen AG	38,745	13,782,013
Wacker Chemie AG	4,879	491,191

		191,281,526
GREECE—1.32%
Coca-Cola Hellenic Bottling Co. SA ADR(a)	143,575	2,176,597
Hellenic Telecommunications Organization SA SP ADR	510,171	3,703,841
National Bank of Greece SA ADR	1,204,295	4,636,536

		10,516,974
IRELAND—0.99%
Allied Irish Banks PLC	312,258	1,069,805
Anglo Irish Bank Corp. PLC	260,887	282,708
Bank of Ireland	363,923	664,966
CRH PLC	176,792	3,822,607
Elan Corp. PLC(b)	152,110	934,180
Kerry Group PLC Class A	44,779	932,190
Ryanair Holdings PLC(b)	43,520	161,802

		7,868,258
ITALY—10.77%
A2A SpA	390,913	680,552
Alleanza Assicurazioni SpA	126,280	849,254
Assicurazioni Generali SpA	344,656	8,291,853
Atlantia SpA	81,098	1,296,606
Autogrill SpA	59,699	445,422
Banca Carige SpA	267,357	593,347
Banca Monte dei Paschi di Siena SpA	776,440	1,417,738
Banca Popolare di Milano Scrl	159,925	838,096
Banco Popolare SpA	221,937	2,022,002
Bulgari SpA	47,584	289,972
Enel SpA	1,439,018	8,960,947
Eni SpA	857,521	19,292,162
Fiat SpA	235,340	1,724,547
Finmeccanica SpA	141,673	1,762,634
Fondiaria-Sai SpA	23,674	428,069
IFIL Investments SpA	71,514	206,897
Intesa Sanpaolo SpA	2,588,740	7,752,251
Italcementi SpA	26,989	297,429
Lottomatica SpA(a)	31,366	740,286
Luxottica Group SpA	39,373	728,922
Mediaset SpA	228,745	1,230,679
Mediobanca SpA	167,608	1,722,690
Mediolanum SpA	61,507	249,943
Parmalat SpA	545,598	879,233
Pirelli & C. SpA	847,518	290,362

Prysmian SpA	28,342	313,779
Saipem SpA	85,813	1,324,079
Saras SpA	94,872	355,431
Snam Rete Gas SpA	274,822	1,434,118
Telecom Italia SpA	3,140,354	4,255,761
Tenaris SA	151,861	1,577,220
Terna SpA	429,601	1,270,131
UniCredito SpA	3,767,162	8,551,692
Unione di Banche Italiane ScpA	215,985	3,105,138
Unipol Gruppo Finanziario SpA	213,535	305,637

		85,484,879
NETHERLANDS—7.19%
Aegon NV	453,747	2,130,310
Akzo Nobel NV	88,109	2,987,336
ASML Holding NV	136,612	2,071,496
Corio NV	16,081	731,424
Fugro NV CVA	19,803	625,688
Heineken Holding NV	29,848	769,981
Heineken NV	75,768	2,081,475
ING Groep NV	630,539	5,280,600
Koninklijke Ahold NV	386,589	4,287,835
Koninklijke Boskalis Westminster NV	19,051	541,252
Koninklijke DSM NV	44,324	1,021,930
Koninklijke KPN NV	588,063	8,087,241
Koninklijke Philips Electronics NV	350,427	5,673,821
Randstad Holding NV	32,725	608,961
Reed Elsevier NV	210,203	2,469,888
SBM Offshore NV	48,503	751,470
SNS REAAL NV	45,265	276,845
TNT NV	123,984	2,595,834
Unilever NV	534,076	12,422,040
Wolters Kluwer NV	100,255	1,688,760

		57,104,187
PORTUGAL—0.95%
Banco Comercial Portugues SA Registered(b)	746,200	756,536
Banco Espirito Santo SA Registered	86,746	636,767
BRISA - Auto-estradas de Portugal SA	119,105	891,681
CIMPOR - Cimentos de Portugal SGPS SA(a)	117,706	543,660
Energias de Portugal SA	579,453	1,958,018
Galp Energia SGPS SA Class B	63,015	686,454
Jeronimo Martins SGPS SA	76,210	395,515
Portugal Telecom SGPS SA Registered(a)	192,725	1,419,116
Zon Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	52,809	255,909

		7,543,656
SPAIN—13.03%
Abertis Infraestructuras SA	90,982	1,528,519
Acciona SA	9,471	852,659
Acerinox SA(a)	47,647	636,636
Actividades de Construcciones y Servicios SA(a)	65,947	2,601,616
Banco Bilbao Vizcaya Argentaria SA	1,189,902	12,290,315
Banco de Sabadell SA(a)	333,210	2,198,613
Banco de Valencia SA	62,678	624,327
Banco Popular Espanol SA(a)	283,385	2,243,824
Banco Santander SA	2,107,183	17,192,563
Banco Santander SA Temporary(c)	490,085	3,998,617

Bankinter SA(a)	88,683	759,577
Cintra Concesiones de Infraestructuras de Transporte SA(a)	78,356	621,412
Cintra Concesiones de Infraestructuras de Transporte SA Temporary(a)(c)	3,549	28,146
Criteria CaixaCorp SA	315,413	1,068,608
Enagas SA	59,771	1,104,280
Fomento de Construcciones y Contratas SA(a)	14,729	535,645
Gamesa Corporacion Tecnologica SA	64,001	1,065,487
Gas Natural SDG SA	38,745	1,063,899
Gestevision Telecinco SA	32,431	284,770
Grifols SA	41,421	709,022
Grupo Ferrovial SA(a)	20,090	502,961
Iberdrola Renovables SA(b)	256,578	856,254
Iberdrola SA	1,133,363	8,369,884
Iberia Lineas Aereas de Espana SA	141,491	348,304
Indra Sistemas SA(a)	35,768	726,176
Industria de Diseno Textil SA(a)	69,454	2,317,824
Mapfre SA(a)	227,598	713,334
Red Electrica Corporacion SA	39,385	1,738,152
Repsol YPF SA	249,690	4,815,841
Sacyr Vallehermoso SA(a)	26,546	254,653
Telefonica SA	1,393,385	28,076,892
Union Fenosa SA	124,020	2,695,731
Zardoya Otis SA(a)	37,886	655,242

		103,479,783

TOTAL COMMON STOCKS
(Cost: $1,429,389,238)		779,152,786

Security	Shares	Value

PREFERRED STOCKS—1.30%

GERMANY—0.95%
Bayerische Motoren Werke AG	18,669	339,702
Fresenius SE	26,978	1,492,874
Henkel AG & Co. KGaA	58,355	1,643,836
Porsche Automobil Holding SE	28,700	1,843,450
RWE AG	12,800	750,377
Volkswagen AG	35,301	1,433,390

		7,503,629
ITALY—0.35%
Intesa Sanpaolo SpA RNC	322,583	687,667
Italcementi SpA RNC	42,774	249,669
Telecom Italia SpA RNC	1,832,146	1,557,623
Unipol Gruppo Finanziario SpA	284,715	285,407

		2,780,366

TOTAL PREFERRED STOCKS
(Cost: $23,447,787)		10,283,995

Security	Shares	Value

RIGHTS—0.09%

BELGIUM—0.09%
Anheuser-Busch InBev NV(b)	62,420	752,445
Fortis(a)(b)(c)	619,476	78

		752,523
GERMANY—0.00%
Deutsche Postbank AG(b)	27,501	35

		35
SPAIN—0.00%
Mapfre SA(a)(b)	211,738	2,687

		2,687

TOTAL RIGHTS
(Cost: $1,705,817)		755,245

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.35%

MONEY MARKET FUNDS—9.35%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(d)(e)	455,788	455,788
BGI Cash Premier Fund LLC
1.90%(d)(e)(f)	73,791,612	73,791,612

		74,247,400

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,247,400)		74,247,400

TOTAL INVESTMENTS IN SECURITIES—108.87%
(Cost: $1,528,790,242)		864,439,426
Other Assets, Less Liabilities—(8.87)%		(70,412,163)

NET ASSETS—100.00%		$794,027,263

ADR	-	American Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.65%
JCDecaux SA(a)	18,931	$265,438
PagesJaunes SA	34,888	318,740
Publicis Groupe SA	35,112	813,549

		1,397,727
AEROSPACE & DEFENSE—1.59%
European Aeronautic Defence and Space Co.(a)	90,104	1,424,589
Safran SA	52,248	675,571
Thales SA	24,416	910,545
Zodiac SA	12,009	425,299

		3,436,004
AIRLINES—0.22%
Air France-KLM	36,848	476,916

		476,916
APPAREL—1.11%
Hermes International(a)	19,040	2,385,544

		2,385,544
AUTO MANUFACTURERS—0.87%
PSA Peugeot Citroen SA	42,224	761,880
Renault SA	50,680	1,107,381

		1,869,261
AUTO PARTS & EQUIPMENT—1.00%
Compagnie Generale des Etablissements Michelin Class B	39,760	1,898,993
Valeo SA	20,725	259,035

		2,158,028
BANKS—9.85%
BNP Paribas(a)	226,408	12,446,801
Credit Agricole SA	246,344	2,724,186
Natixis	280,504	565,931
Societe Generale	130,200	5,514,736

		21,251,654
BEVERAGES—1.23%
Pernod Ricard SA	45,192	2,649,872

		2,649,872
BUILDING MATERIALS—2.50%
Compagnie de Saint-Gobain SA	79,072	3,153,512
Imerys SA	8,021	299,839
Lafarge SA	35,224	1,931,079

		5,384,430

CHEMICALS—2.69%
L’Air Liquide SA	68,376	5,800,060

		5,800,060
COMMERCIAL SERVICES—0.36%
Bureau Veritas SA	10,533	374,897
Societe des Autoroutes Paris-Rhin-Rhone	6,160	403,796

		778,693
COMPUTERS—0.75%
Atos Origin SA	18,704	411,776
Cap Gemini SA	37,800	1,212,301

		1,624,077
COSMETICS & PERSONAL CARE—2.85%
Christian Dior SA	15,302	700,943
L’Oreal SA	67,368	5,441,864

		6,142,807
ELECTRIC—1.48%
Electricite de France	55,272	3,194,282

		3,194,282
ELECTRICAL COMPONENTS & EQUIPMENT—0.18%
Legrand SA	24,192	380,953

		380,953
ENGINEERING & CONSTRUCTION—3.85%
Aeroports de Paris	8,344	472,423
Bouygues SA	66,472	2,717,639
Eiffage SA	10,528	476,916
Vinci SA	115,584	4,631,666

		8,298,644
FOOD—6.61%
Carrefour SA	174,944	6,595,217
Casino Guichard-Perrachon SA	12,096	734,124
Groupe Danone	120,680	6,932,999

		14,262,340
FOOD SERVICE—0.60%
Sodexo	25,984	1,303,677

		1,303,677
GAS—5.59%
GDF Suez	302,344	12,067,532

		12,067,532
HAND & MACHINE TOOLS—1.78%
Schneider Electric SA	61,096	3,832,047

		3,832,047
HEALTH CARE - PRODUCTS—1.03%
Essilor International SA	55,664	2,221,025

		2,221,025
HOLDING COMPANIES - DIVERSIFIED—1.94%
LVMH Moet Hennessy Louis Vuitton SA	67,648	3,826,682
Wendel	7,814	354,964

		4,181,646
HOUSEHOLD PRODUCTS & WARES—0.17%
Societe BIC	7,168	363,364

		363,364

INSURANCE—4.49%
AXA	427,280	8,105,525
CNP Assurances SA	10,080	646,560
SCOR SE	47,957	934,088

		9,686,173
INTERNET—0.16%
Iliad SA	4,536	338,495

		338,495
INVESTMENT COMPANIES—0.17%
Eurazeo	7,246	372,835

		372,835
IRON & STEEL—2.64%
ArcelorMittal(a)	239,736	5,700,727

		5,700,727
LODGING—0.94%
Accor SA	52,864	2,027,131

		2,027,131
MACHINERY—1.47%
ALSTOM	59,810	3,172,324

		3,172,324
MEDIA—5.11%
Lagardere SCA	32,592	1,187,744
M6-Metropole Television	17,584	294,077
Societe Television Francaise 1(a)	32,144	439,282
Vivendi	322,728	9,111,588

		11,032,691
METAL FABRICATE & HARDWARE—0.71%
Vallourec SA	14,560	1,541,846

		1,541,846
MINING—0.12%
Eramet	1,400	258,848

		258,848
OFFICE & BUSINESS EQUIPMENT—0.28%
Neopost SA	8,624	614,996

		614,996
OIL & GAS—14.48%
Compagnie Generale de Geophysique-Veritas(b)	35,280	576,149
Total SA(a)	588,784	30,668,784

		31,244,933
OIL & GAS SERVICES—0.39%
Technip SA	28,056	849,422

		849,422
PHARMACEUTICALS—7.42%
Sanofi-Aventis	290,248	16,002,448

		16,002,448
REAL ESTATE—1.71%
Gecina SA	4,436	217,442

Klepierre	22,736	460,153
Unibail-Rodamco	22,568	3,017,718

		3,695,313
REAL ESTATE INVESTMENT TRUSTS—0.16%
Icade	5,544	351,387

		351,387
RETAIL—0.46%
PPR SA	20,888	989,954

		989,954
SEMICONDUCTORS—0.57%
STMicroelectronics NV	188,272	1,235,343

		1,235,343
SOFTWARE—0.32%
Dassault Systemes SA	17,864	688,869

		688,869
TELECOMMUNICATIONS—7.49%
Alcatel-Lucent(b)	634,032	1,341,945
Eutelsat Communications	23,968	500,598
France Telecom SA	504,952	12,955,633
SES SA	78,120	1,367,945

		16,166,121
WATER—1.79%
Suez Environnement SA(b)	74,648	1,276,837
Veolia Environnement	103,824	2,578,196

		3,855,033

TOTAL COMMON STOCKS
(Cost: $393,201,753)		215,285,472

Security	Shares	Value

SHORT-TERM INVESTMENTS—20.18%

MONEY MARKET FUNDS—20.18%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	59,392	59,392
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	43,485,074	43,485,074

		43,544,466

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,544,466)		43,544,466

TOTAL INVESTMENTS IN SECURITIES—119.96%
(Cost: $436,746,219)		258,829,938
Other Assets, Less Liabilities—(19.96)%		(43,069,289)

NET ASSETS—100.00%		$215,760,649

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—95.37%

AIRLINES—0.53%
Deutsche Lufthansa AG Registered	156,468	$2,051,934

		2,051,934
APPAREL—1.23%
Adidas AG	128,587	3,990,994
Puma AG	4,524	769,285

		4,760,279
AUTO MANUFACTURERS—12.77%
Bayerische Motoren Werke AG	214,734	5,360,965
Daimler AG Registered	559,650	17,508,499
Volkswagen AG	74,724	26,580,129

		49,449,593
BANKS—4.75%
Commerzbank AG	449,046	4,111,067
Deutsche Bank AG Registered	360,126	12,785,849
Deutsche Postbank AG	54,444	1,108,798
Hypo Real Estate Holding AG(a)	111,852	393,143

		18,398,857
BUILDING MATERIALS—0.21%
HeidelbergCement AG(a)	17,472	828,501

		828,501
CHEMICALS—12.60%
BASF SE	565,500	18,010,830
Bayer AG	493,662	25,482,266
K+S AG	95,394	4,268,063
Wacker Chemie AG	10,452	1,052,250

		48,813,409
COMMERCIAL SERVICES—0.12%
Hamburger Hafen und Logistik AG	16,146	479,616

		479,616
COSMETICS & PERSONAL CARE—0.83%
Beiersdorf AG	57,876	3,194,590

		3,194,590
DIVERSIFIED FINANCIAL SERVICES—2.32%
Deutsche Boerse AG	126,204	9,003,085

		9,003,085

ELECTRIC—17.28%
E.ON AG	1,227,330	42,874,094
RWE AG	286,728	24,041,831

		66,915,925
ENERGY - ALTERNATE SOURCES—0.58%
Q-Cells SE(a)(b)	39,702	1,322,419
SolarWorld AG(a)	51,670	919,208

		2,241,627
ENGINEERING & CONSTRUCTION—2.19%
Fraport AG	24,258	836,935
Hochtief AG	26,754	1,033,721
Linde AG	90,948	6,627,647

		8,498,303
FOOD—0.64%
METRO AG	80,730	2,468,763

		2,468,763
HEALTH CARE - PRODUCTS—1.64%
Fresenius Medical Care AG & Co. KGaA	124,878	5,431,930
Fresenius SE	18,798	926,204

		6,358,134
HOLDING COMPANIES - DIVERSIFIED—0.37%
GEA Group AG	93,210	1,437,031

		1,437,031
HOUSEHOLD PRODUCTS & WARES—0.58%
Henkel AG & Co. KGaA	91,260	2,252,306

		2,252,306
INSURANCE—10.41%
Allianz SE Registered	254,046	21,021,029
Hannover Rueckversicherung AG	61,074	1,397,267
Muenchener Rueckversicherungs-Gesellschaft AG Registered	131,898	17,901,400

		40,319,696
INTERNET—0.13%
United Internet AG Registered	80,028	515,862

		515,862
IRON & STEEL—1.65%
Salzgitter AG	24,804	1,710,286
ThyssenKrupp AG	231,660	4,691,496

		6,401,782
LEISURE TIME—0.40%
TUI AG	138,918	1,545,033

		1,545,033
MACHINERY - DIVERSIFIED—0.80%
MAN AG	68,718	3,108,547

		3,108,547

MANUFACTURING—8.64%
Siemens AG Registered	560,508	33,477,530

		33,477,530
PHARMACEUTICALS—1.26%
Celesio AG	54,912	1,392,860
Merck KGaA	41,574	3,475,912

		4,868,772
SEMICONDUCTORS—0.30%
Infineon Technologies AG(b)	492,024	1,155,009

		1,155,009
SOFTWARE—4.56%
SAP AG(a)	518,388	17,654,883

		17,654,883
TELECOMMUNICATIONS—6.54%
Deutsche Telekom AG Registered	1,833,000	25,328,982

		25,328,982
TRANSPORTATION—2.04%
Deutsche Post AG Registered	552,708	7,918,029

		7,918,029

TOTAL COMMON STOCKS
(Cost: $734,863,683)		369,446,078

Security	Shares	Value

PREFERRED STOCKS—3.85%

AUTO MANUFACTURERS—1.82%
Bayerische Motoren Werke AG	36,972	672,744
Porsche Automobil Holding SE	55,926	3,592,223
Volkswagen AG	68,016	2,761,776

		7,026,743
ELECTRIC—0.40%
RWE AG	26,598	1,559,259

		1,559,259
HEALTH CARE - SERVICES—0.76%
Fresenius SE	53,040	2,935,060

		2,935,060
HOUSEHOLD PRODUCTS & WARES—0.87%
Henkel AG & Co. KGaA	119,808	3,374,941

		3,374,941

TOTAL PREFERRED STOCKS
(Cost: $34,595,352)		14,896,003

Security	Shares	Value

RIGHTS—0.00%

BANKS—0.00%
Deutsche Postbank AG(b)	52,260	66

		66

TOTAL RIGHTS
(Cost: $0)		66

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.21%

MONEY MARKET FUNDS—5.21%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	176,036	176,036
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	20,003,384	20,003,384

		20,179,420

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,179,420)		20,179,420

TOTAL INVESTMENTS IN SECURITIES—104.43%
(Cost: $789,638,455)		404,521,567
Other Assets, Less Liabilities—(4.43)%		(17,160,168)

NET ASSETS—100.00%		$387,361,399

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—98.17%

AIRLINES—0.76%
Cathay Pacific Airways Ltd.(a)	9,090,000	$8,820,062

		8,820,062
APPAREL—0.83%
Yue Yuen Industrial Holdings Ltd.(a)	5,303,500	9,648,762

		9,648,762
BANKS—12.05%
Bank of East Asia Ltd.(a)	10,908,100	23,645,488
BOC Hong Kong (Holdings) Ltd.	29,542,500	34,001,807
Hang Seng Bank Ltd.(a)	5,908,500	75,398,624
Wing Hang Bank Ltd.	1,515,000	7,047,057

		140,092,976
CHEMICALS—0.58%
Kingboard Chemical Holdings Co. Ltd.	4,545,000	6,708,877

		6,708,877
DISTRIBUTION & WHOLESALE—6.18%
Esprit Holdings Ltd.	8,181,000	38,529,125
Li & Fung Ltd.(a)	18,181,000	33,311,639

		71,840,764
DIVERSIFIED FINANCIAL SERVICES—5.13%
Hong Kong Exchanges and Clearing Ltd.(a)	7,575,000	59,621,427

		59,621,427
ELECTRIC—14.83%
CLP Holdings Ltd.	15,907,700	112,891,170
Hongkong Electric Holdings Ltd.	10,605,000	59,523,687

		172,414,857
ENGINEERING & CONSTRUCTION—2.81%
Cheung Kong Infrastructure Holdings Ltd.(a)	3,030,000	11,728,805
Hong Kong Aircraft Engineering Co. Ltd.(a)	606,000	5,473,442
New World Development Co. Ltd.	19,695,800	15,502,201

		32,704,448
GAS—4.56%
Hong Kong and China Gas Co. Ltd. (The)(a)	29,810,712	53,081,273

		53,081,273
HOLDING COMPANIES - DIVERSIFIED—13.04%
Hutchison Whampoa Ltd.	15,712,800	78,866,592
NWS Holdings Ltd.	6,060,000	6,959,091
Swire Pacific Ltd. Class A	6,060,000	40,659,858
Wharf Holdings Ltd. (The)(a)	10,605,500	25,179,022

		151,664,563

LODGING—1.01%
Shangri-La Asia Ltd.	9,092,000	11,731,386

		11,731,386
MEDIA—0.61%
Television Broadcasts Ltd.	2,065,000	7,060,831

		7,060,831
MINING—0.36%
Mongolia Energy Corp. Ltd.(b)	15,150,000	4,202,822

		4,202,822
REAL ESTATE—27.53%
Cheung Kong (Holdings) Ltd.	10,605,000	99,890,325
Chinese Estates Holdings Ltd.	7,575,000	5,580,957
Hang Lung Development Co. Ltd.	6,060,000	20,017,161
Hang Lung Properties Ltd.	15,650,000	33,722,573
Henderson Land Development Co. Ltd.	8,125,332	27,573,174
Hopewell Holdings Ltd.(a)	4,545,000	11,787,449
Hysan Development Co. Ltd.	4,545,000	7,154,571
Kerry Properties Ltd.(a)	4,545,000	10,028,128
Sino Land Co. Ltd.	12,120,000	8,913,892
Sun Hung Kai Properties Ltd.	10,605,000	83,948,923
Wheelock and Co. Ltd.(a)	6,060,000	11,494,229

		320,111,382
REAL ESTATE INVESTMENT TRUSTS—2.72%
Link REIT (The)	16,665,000	31,695,141

		31,695,141
RETAIL—0.28%
Lifestyle International Holdings Ltd.(a)	4,545,000	3,284,066

		3,284,066
SEMICONDUCTORS—0.36%
ASM Pacific Technology Ltd.(a)	1,515,000	4,202,822

		4,202,822
TELECOMMUNICATIONS—1.85%
Foxconn International Holdings Ltd.(a)(b)	16,665,000	4,300,562
Hutchison Telecommunications International Ltd.	12,120,000	3,377,896
PCCW Ltd.	30,300,576	13,840,253

		21,518,711
TRANSPORTATION—2.68%
MTR Corp. Ltd.(a)	10,605,083	23,563,354
Orient Overseas International Ltd.(a)	1,515,200	2,408,633
Pacific Basin Shipping Ltd.	12,120,000	5,160,674

		31,132,661

TOTAL COMMON STOCKS
(Cost: $2,094,576,999)		1,141,537,831

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.02%

MONEY MARKET FUNDS—10.02%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	1,267,059	1,267,059
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	115,211,410	115,211,410

		116,478,469

TOTAL SHORT-TERM INVESTMENTS
(Cost: $116,478,469)		116,478,469

TOTAL INVESTMENTS IN SECURITIES—108.19%
(Cost: $2,211,055,468)		1,258,016,300
Other Assets, Less Liabilities—(8.19)%		(95,181,074)

NET ASSETS—100.00%		$1,162,835,226

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.64%

AEROSPACE & DEFENSE—2.87%
Elbit Systems Ltd.	79,298	$2,842,208

		2,842,208
AIRLINES—0.08%
El Al Israel Airlines Ltd.	332,657	75,406

		75,406
BANKS—15.38%
Bank Hapoalim Ltd.(a)(b)	2,418,456	4,696,329
Bank Leumi le-Israel	2,730,300	5,863,266
First International Bank of Israel Ltd.(a)	84,054	426,724
Israel Discount Bank Ltd. Class A(b)	1,953,059	1,655,849
Mizrahi Tefahot Bank Ltd.	523,932	2,573,444
Union Bank of Israel(a)	19,194	42,412

		15,258,024
CHEMICALS—12.34%
Frutarom Industries Ltd.	129,218	901,361
Israel Chemicals Ltd.	1,448,759	8,421,521
Makhteshim-Agan Industries Ltd.	950,992	2,920,930

		12,243,812
COMMERCIAL SERVICES—0.33%
AL-ROV Israel Ltd.	16,402	95,718
Nitsba Holdings 1995 Ltd.(a)	41,887	228,600

		324,318
DIVERSIFIED FINANCIAL SERVICES—0.29%
FIBI Holdings Ltd.(a)	33,748	211,594
Mivtach Shamir Holdings Ltd.	4,436	77,606

		289,200
ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
Electra (Israel) Ltd.	3,543	259,283

		259,283
ELECTRONICS—0.82%
Ituran Location and Control Ltd.	44,267	352,365
Orbotech Ltd.(a)	108,671	457,505

		809,870
ENGINEERING & CONSTRUCTION—0.48%
Housing & Construction Holdings Ltd.(a)	618,985	479,224

		479,224

FOOD—1.10%
Blue Square-Israel Ltd.	28,655	224,687
Super-Sol Ltd.	237,693	862,802

		1,087,489
FOREST PRODUCTS & PAPER—0.09%
Hadera Paper Ltd.(a)	2,317	86,105

		86,105
HEALTH CARE - PRODUCTS—1.11%
Given Imaging Ltd.(a)	54,986	502,022
Syneron Medical Ltd.(a)	82,187	600,787

		1,102,809
HOLDING COMPANIES - DIVERSIFIED—0.45%
Clal Industries and Investments Ltd.	148,768	290,550
Elco Holdings Ltd.	27,287	121,075
Granite Hacarmel Investments Ltd.(a)	18,602	35,466

		447,091
HOME BUILDERS—0.42%
Bayside Land Corp. Ltd.	1,302	208,214
Property & Building Corp. Ltd.	6,061	212,316

		420,530
INSURANCE—1.64%
Clal Insurance Enterprise Holdings Ltd.(b)	29,273	178,261
Harel Insurance Investments & Finances Ltd.(b)	30,579	877,123
Menorah Mivtachim Holdings Ltd. Class L(a)	60,531	320,671
Phoenix Holdings Ltd.(a)	225,375	245,999

		1,622,054
INTERNET—11.05%
Aladdin Knowledge Systems Ltd.(a)	37,789	284,929
Check Point Software Technologies Ltd.(a)	479,209	9,876,498
RADVision Ltd.(a)	57,079	392,704
Radware Ltd.(a)	60,861	412,029

		10,966,160
INVESTMENT COMPANIES—3.93%
Delek Group Ltd. (The)(b)	17,483	708,285
Discount Investment Corp. Ltd.	52,912	428,454
Elbit Imaging Ltd.	37,222	381,054
IDB Development Corp. Ltd.(b)	31,719	198,712
IDB Holding Corp. Ltd.	25,096	352,089
Israel Corp. Ltd. (The)	5,342	1,190,576
Koor Industries Ltd.(a)	45,397	639,557

		3,898,727
MACHINERY—1.69%
Ormat Industries Ltd.	266,932	1,680,394

		1,680,394
MANUFACTURING—0.19%
FMS Enterprises Migun Ltd.	11,343	162,652
Plasson Industries Ltd.(a)	2,583	24,568

		187,220

MEDIA—0.64%
Hot Telecommunication System Ltd.(a)	114,090	630,181

		630,181
OIL & GAS—1.18%
Delek Drilling LP	118,883	49,189
Oil Refineries Ltd.(b)	2,916,322	1,125,221

		1,174,410
PHARMACEUTICALS—22.38%
Teva Pharmaceutical Industries Ltd.	537,344	22,205,763

		22,205,763
REAL ESTATE—2.89%
Africa Israel Investments Ltd.(b)	44,278	483,297
Africa Israel Properties Ltd.(a)	18,405	240,697
Alony Hetz Properties & Investments Ltd.	295,746	332,569
Amot Investments Ltd.	16,644	34,805
Azorim-Investment Development & Construction Co. Ltd.	62,524	152,362
British Israel Investments Ltd.	21,636	27,197
Electra Real Estate Ltd.	3,082	16,343
Gazit Globe Ltd.(b)	207,185	941,391
Gazit Inc.	20,824	190,294
Industrial Buildings Corp. Ltd.	249,131	287,992
Jerusalem Economy Ltd.(a)	64,535	134,329
Melisron Ltd.	2,302	28,066

		2,869,342
RETAIL—0.63%
Delek Automotive Systems Ltd.	104,380	624,770

		624,770
SEMICONDUCTORS—0.15%
Mellanox Technologies Ltd.(a)	19,599	144,424

		144,424
SOFTWARE—0.43%
Fundtech Ltd.(a)	18,695	141,708
Retalix Ltd.(a)	47,535	285,488

		427,196
TELECOMMUNICATION EQUIPMENT—0.19%
AudioCodes Ltd.(a)	100,161	189,304

		189,304
TELECOMMUNICATIONS—16.63%
Alvarion Ltd.(a)	136,230	435,936
Bezeq Israeli Telecommunication Corp. Ltd.	3,354,814	4,939,186
Cellcom Israel Ltd.	105,681	2,447,572
Ceragon Networks Ltd.(a)	85,422	501,427
Gilat Satellite Networks Ltd.(a)	101,892	248,617
NICE Systems Ltd.(a)	183,682	3,828,437
Partner Communications Co. Ltd.	249,447	3,878,317
RRSat Global Communications Network Ltd.	23,270	220,367

		16,499,859

TOTAL COMMON STOCKS
(Cost: $184,981,558)		98,845,173

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.54%

MONEY MARKET FUNDS—8.54%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	2,383,244	2,383,244
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	6,083,313	6,083,313

		8,466,557

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,466,557)		8,466,557

TOTAL INVESTMENTS IN SECURITIES—108.18%
(Cost: $193,448,115)		107,311,730
Other Assets, Less Liabilities—(8.18)%		(8,112,582)

NET ASSETS—100.00%		$99,199,148

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—96.81%

AEROSPACE & DEFENSE—2.46%
Finmeccanica SpA	210,577	$2,619,907

		2,619,907
AUTO MANUFACTURERS—1.94%
Fiat SpA	282,418	2,069,530

		2,069,530
AUTO PARTS & EQUIPMENT—0.35%
Pirelli & C. SpA	1,078,655	369,551

		369,551
BANKS—27.78%
Banca Carige SpA	508,900	1,129,405
Banca Monte dei Paschi di Siena SpA	957,310	1,747,997
Banca Popolare di Milano Scrl	210,174	1,101,429
Banco Popolare SpA	302,404	2,755,113
Intesa Sanpaolo SpA	2,876,288	8,613,344
UniCredito SpA	4,209,874	9,556,675
Unione di Banche Italiane ScpA	324,484	4,664,989

		29,568,952
BUILDING MATERIALS—0.20%
Italcementi SpA	19,872	218,997

		218,997
COMMERCIAL SERVICES—1.92%
Atlantia SpA	128,013	2,046,690

		2,046,690
DIVERSIFIED FINANCIAL SERVICES—2.88%
Mediobanca SpA	297,896	3,061,802

		3,061,802
ELECTRIC—10.43%
A2A SpA	1,001,318	1,743,225
Enel SpA	767,096	4,776,804
Terna SpA	1,550,476	4,584,040

		11,104,069
ELECTRICAL COMPONENTS & EQUIPMENT—0.69%
Prysmian SpA	66,240	733,353

		733,353
ENTERTAINMENT—0.43%
Lottomatica SpA	19,427	458,507

		458,507
FOOD—1.06%
Parmalat SpA	701,134	1,129,880

		1,129,880

HEALTH CARE - PRODUCTS—1.80%
Luxottica Group SpA(a)	103,404	1,914,344

		1,914,344
HOLDING COMPANIES - DIVERSIFIED—0.34%
IFIL Investments SpA	125,125	361,998

		361,998
INSURANCE—12.46%
Assicurazioni Generali SpA	416,346	10,016,595
Fondiaria-Sai SpA	72,097	1,303,645
Mediolanum SpA(a)	216,890	881,366
Unipol Gruppo Finanziario SpA	741,566	1,061,418

		13,263,024
MEDIA—2.17%
Mediaset SpA	428,650	2,306,195

		2,306,195
METAL FABRICATE & HARDWARE—1.76%
Tenaris SA	180,320	1,872,794

		1,872,794
OIL & GAS—22.13%
Eni SpA	1,028,422	23,137,024
Saras SpA	111,596	418,086

		23,555,110
OIL & GAS SERVICES—1.63%
Saipem SpA	112,491	1,735,716

		1,735,716
RETAIL—0.37%
Autogrill SpA	29,057	216,798
Bulgari SpA	28,694	174,858

		391,656
TELECOMMUNICATIONS—4.01%
Telecom Italia SpA	3,148,976	4,267,446

		4,267,446

TOTAL COMMON STOCKS
(Cost: $211,991,302)		103,049,521

Security	Shares	Value

PREFERRED STOCKS—2.40%

BANKS—0.38%
Intesa Sanpaolo SpA RNC	190,992	407,147

		407,147
BUILDING MATERIALS—0.16%
Italcementi SpA RNC	30,086	175,610

		175,610
INSURANCE—0.89%
Unipol Gruppo Finanziario SpA	942,757	945,049

		945,049

TELECOMMUNICATIONS—0.97%
Telecom Italia SpA RNC	1,208,420	1,027,354

		1,027,354

TOTAL PREFERRED STOCKS
(Cost: $6,717,143)		2,555,160

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.18%

MONEY MARKET FUNDS—1.18%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(b)(c)	30,574	30,574
BGI Cash Premier Fund LLC
1.90%(b)(c)(d)	1,225,985	1,225,985

		1,256,559

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,256,559)		1,256,559

TOTAL INVESTMENTS IN SECURITIES—100.39%
(Cost: $219,965,004)		106,861,240
Other Assets, Less Liabilities—(0.39)%		(416,606)

NET ASSETS—100.00%		$106,444,634

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.06%

ADVERTISING—0.24%
Dentsu Inc.(a)	5,270	$9,378,602
Hakuhodo DY Holdings Inc.	73,780	3,787,959

		13,166,561
AGRICULTURE—0.92%
Japan Tobacco Inc.	13,702	50,351,199

		50,351,199
AIRLINES—0.23%
All Nippon Airways Co. Ltd.(a)	2,110,000	7,687,228
Japan Airlines Corp.(a)(b)	2,110,000	4,895,900

		12,583,128
APPAREL—0.20%
ASICS Corp.	461,000	2,792,766
Onward Holdings Co. Ltd.	1,086,000	8,095,543

		10,888,309
AUTO MANUFACTURERS—7.91%
Fuji Heavy Industries Ltd.	2,108,000	6,351,998
Hino Motors Ltd.	1,054,000	2,191,107
Honda Motor Co. Ltd.	4,848,400	106,135,902
Isuzu Motors Ltd.	4,216,000	5,223,245
Mazda Motor Corp.	2,108,000	3,629,713
Mitsubishi Motors Corp.(a)(b)	10,540,000	14,718,043
Nissan Motor Co. Ltd.	7,062,100	23,504,496
Suzuki Motor Corp.	1,054,000	14,242,196
Toyota Motor Corp.	8,221,700	258,964,775

		434,961,475
AUTO PARTS & EQUIPMENT—1.73%
Aisin Seiki Co. Ltd.	632,600	8,388,617
Bridgestone Corp.	1,897,200	31,910,488
Denso Corp.	1,475,600	24,447,444
JTEKT Corp.	316,200	2,370,380
NGK Spark Plug Co. Ltd.	629,000	5,283,217
NHK Spring Co. Ltd.	406,000	1,462,103
NOK Corp.	316,200	2,386,979
Sumitomo Rubber Industries Inc.	316,200	2,884,958
Toyoda Gosei Co. Ltd.	210,800	2,658,101
Toyota Boshoku Corp.	105,400	847,671
Toyota Industries Corp.	632,400	12,396,355

		95,036,313

BANKS—9.51%
Aozora Bank Ltd.	1,054,000	1,206,216
Bank of Kyoto Ltd. (The)(a)	1,054,000	10,623,550
Bank of Yokohama Ltd. (The)	4,216,000	21,911,071
Chiba Bank Ltd. (The)	2,108,000	10,025,975
Chuo Mitsui Trust Holdings Inc.	2,113,000	7,920,006
Fukuoka Financial Group Inc.	2,114,000	6,880,571
Gunma Bank Ltd.	1,054,000	6,197,071
Hachijuni Bank Ltd. (The)	1,054,000	5,400,305
Hiroshima Bank Ltd. (The)	1,054,000	3,806,772
Hokuhoku Financial Group Inc.	4,221,000	8,774,823
Iyo Bank Ltd. (The)	1,054,000	11,619,508
Joyo Bank Ltd. (The)	2,108,000	10,335,829
Mitsubishi UFJ Financial Group Inc.	30,776,880	168,352,717
Mizuho Financial Group Inc.	29,628	77,145,719
Mizuho Trust & Banking Co. Ltd.	4,216,000	4,869,127
Nishi-Nippon City Bank Ltd. (The)	2,108,000	4,404,347
Resona Holdings Inc.(a)	15,759	22,005,848
Sapporo Hokuyo Holdings Inc.	1,054	3,994,897
Seven Bank Ltd.	1,054	3,740,375
77 Bank Ltd. (The)	1,054,000	4,990,855
Shinsei Bank Ltd.	4,216,000	6,728,248
Shizuoka Bank Ltd. (The)	2,108,000	20,738,054
Sumitomo Mitsui Financial Group Inc.	20,463	74,121,844
Sumitomo Trust and Banking Co. Ltd. (The)	4,216,000	19,078,125
Suruga Bank Ltd.	776,000	7,870,397

		522,742,250
BEVERAGES—1.06%
Asahi Breweries Ltd.	1,054,000	18,414,153
Coca-Cola West Japan Co. Ltd.	210,800	4,503,942
ITO EN Ltd.(a)	211,000	3,387,254
Kirin Holdings Co. Ltd.	2,108,000	25,629,314
Sapporo Holdings Ltd.	1,054,000	6,163,872

		58,098,535
BUILDING MATERIALS—1.24%
Asahi Glass Co. Ltd.	3,162,000	17,794,446
Daikin Industries Ltd.	744,800	19,510,483
JS Group Corp.	843,200	11,880,670
Matsushita Electric Works Ltd.	1,054,000	8,642,701
Nippon Sheet Glass Co. Ltd.	2,108,000	6,130,674
Taiheiyo Cement Corp.	3,162,000	4,448,611

		68,407,585
CHEMICALS—3.09%
Asahi Kasei Corp.	3,162,000	13,412,232
Daicel Chemical Industries Ltd.	1,054,000	4,703,134
Denki Kagaku Kogyo Kabushiki Kaisha	2,108,000	4,758,465
DIC Corp.	2,108,000	3,629,713
Hitachi Chemical Co. Ltd.	210,800	2,036,180
JSR Corp.	527,000	5,715,691
Kaneka Corp.	1,054,000	4,835,928
Mitsubishi Chemical Holdings Corp.	3,689,000	15,453,945
Mitsubishi Gas Chemical Co. Inc.	1,054,000	4,028,096
Mitsui Chemicals Inc.	2,108,000	8,543,104
Nitto Denko Corp.	527,000	8,814,226
Shin-Etsu Chemical Co. Ltd.	1,264,800	48,337,152

Showa Denko K.K.	3,162,000	4,647,803
Sumitomo Chemical Co. Ltd.	4,216,000	14,740,175
Taiyo Nippon Sanso Corp.	1,054,000	7,414,352
Tokuyama Corp.	1,054,000	8,034,060
Tosoh Corp.	2,108,000	4,382,214
Ube Industries Ltd.	3,170,000	6,323,692

		169,810,162
COMMERCIAL SERVICES—1.00%
Benesse Corp.	210,800	8,941,487
Dai Nippon Printing Co. Ltd.	2,108,000	22,265,190
Kamigumi Co. Ltd.	1,054,000	8,200,053
Toppan Printing Co. Ltd.	2,108,000	15,824,662

		55,231,392
COMPUTERS—0.74%
Fujitsu Ltd.	5,270,000	22,907,029
Itochu Techno-Solutions Corp.	105,400	2,705,685
OBIC Co. Ltd.	10,540	1,649,970
Otsuka Corp.	62,000	2,818,626
TDK Corp.	316,200	10,723,146

		40,804,456
COSMETICS & PERSONAL CARE—1.34%
Kao Corp.	1,624,000	46,548,585
Shiseido Co. Ltd.	1,054,000	19,631,435
Uni-Charm Corp.	105,400	7,270,492

		73,450,512
DISTRIBUTION & WHOLESALE—3.23%
Canon Marketing Japan Inc.	105,400	1,589,106
Hitachi High-Technologies Corp.	105,400	1,981,956
ITOCHU Corp.	4,216,000	21,379,894
Marubeni Corp.	4,370,000	15,324,479
Mitsubishi Corp.	4,110,600	51,142,432
Mitsui & Co. Ltd.	5,270,000	46,810,016
Sojitz Corp.	3,689,000	5,616,095
Sumitomo Corp.	3,162,000	27,820,421
Toyota Tsusho Corp.	632,500	6,016,536

		177,680,935
DIVERSIFIED FINANCIAL SERVICES—1.96%
Acom Co. Ltd.	127,268	5,064,263
AEON Credit Service Co. Ltd.	421,670	5,272,812
Credit Saison Co. Ltd.	527,000	7,038,102
Daiwa Securities Group Inc.	4,216,000	21,645,483
Mitsubishi UFJ Lease & Finance Co. Ltd.	158,100	2,637,628
Nomura Holdings Inc.	5,480,800	39,590,429
ORIX Corp.	263,500	16,322,642
Promise Co. Ltd.(a)	263,500	5,441,802
Shinko Securities Co. Ltd.	1,054,000	2,124,710
Takefuji Corp.	389,980	2,735,121

		107,872,992
ELECTRIC—6.64%
Chubu Electric Power Co. Inc.	2,002,600	55,192,661
Chugoku Electric Power Co. Inc. (The)	737,900	18,322,573
Electric Power Development Co. Ltd.	527,000	18,425,219
Hokkaido Electric Power Co. Inc.	527,000	12,338,810

Hokuriku Electric Power Co.	421,600	10,734,212
Kansai Electric Power Co. Inc. (The)	2,318,800	62,933,466
Kyushu Electric Power Co. Inc.	1,159,400	27,449,703
Shikoku Electric Power Co. Inc.	527,000	16,294,976
Tohoku Electric Power Co. Inc.	1,370,300	33,306,153
Tokyo Electric Power Co. Inc. (The)	3,689,000	109,804,347

		364,802,120
ELECTRICAL COMPONENTS & EQUIPMENT—3.30%
Brother Industries Ltd.	421,800	2,869,719
Casio Computer Co. Ltd.	737,800	4,190,769
Furukawa Electric Co. Ltd. (The)	2,108,000	8,100,457
Hitachi Ltd.	10,540,000	48,801,932
Mitsubishi Electric Corp.	5,270,000	28,329,466
SANYO Electric Co. Ltd.(a)(b)	4,683,000	7,424,358
Sharp Corp.	3,162,000	21,379,894
Stanley Electric Co. Ltd.	422,800	5,082,744
Sumitomo Electric Industries Ltd.	2,211,600	16,718,484
Toshiba Corp.	9,486,000	34,659,331
Ushio Inc.	316,200	3,761,401

		181,318,555
ELECTRONICS—4.33%
Advantest Corp.	421,600	5,497,687
Alps Electric Co. Ltd.	527,000	2,351,567
Fanuc Ltd.	527,000	32,589,952
Hirose Electric Co. Ltd.	105,400	9,561,195
Hoya Pentax HD Corp.	1,264,800	18,219,388
IBIDEN Co. Ltd.	421,600	6,622,012
Keyence Corp.	105,492	17,577,385
Kyocera Corp.	527,000	32,977,269
Mabuchi Motor Co. Ltd.(a)	105,400	4,526,075
Minebea Co. Ltd.	1,054,000	3,209,198
Mitsumi Electric Co. Ltd.	210,800	2,697,939
Murata Manufacturing Co. Ltd.	632,400	21,778,277
NEC Corp.	6,324,000	17,794,446
NGK Insulators Ltd.	1,054,000	11,243,257
Nippon Electric Glass Co. Ltd.	1,054,500	6,033,939
Omron Corp.	632,400	8,259,810
Secom Co. Ltd.	632,400	29,413,953
Yaskawa Electric Corp.	1,054,000	4,603,538
Yokogawa Electric Corp.	632,400	3,319,859

		238,276,746
ENGINEERING & CONSTRUCTION—0.92%
JGC Corp.	1,054,000	12,239,215
Kajima Corp.	3,162,000	9,196,010
Obayashi Corp.	2,108,000	12,040,023
Shimizu Corp.	2,108,000	11,110,463
Taisei Corp.	3,162,000	6,241,335

		50,827,046
ENTERTAINMENT—0.44%
Oriental Land Co. Ltd.(a)	210,800	15,868,928
Toho Co. Ltd.	422,800	8,500,835

		24,369,763

ENVIRONMENTAL CONTROL—0.14%
Kurita Water Industries Ltd.	316,200	7,486,283

		7,486,283
FOOD—1.35%
Ajinomoto Co. Inc.	2,108,000	22,353,719
Kikkoman Corp.	1,054,000	11,896,163
Meiji Dairies Corp.	1,054,000	5,477,768
Nippon Meat Packers Inc.(a)	1,054,000	13,235,173
Nisshin Seifun Group Inc.	529,000	5,942,884
Nissin Food Products Co. Ltd.	317,000	11,316,079
Yakult Honsha Co. Ltd.(a)	210,800	3,868,743

		74,090,529
FOREST PRODUCTS & PAPER—0.38%
Nippon Paper Group Inc.	3,162	10,523,954
Oji Paper Co. Ltd.	2,108,000	10,180,902

		20,704,856
GAS—1.16%
Osaka Gas Co. Ltd.	6,324,000	24,102,179
Toho Gas Co. Ltd.	1,054,000	6,130,674
Tokyo Gas Co. Ltd.	7,378,000	33,309,255

		63,542,108
HAND & MACHINE TOOLS—0.87%
Fuji Electric Holdings Co. Ltd.	2,108,000	2,744,417
Makita Corp.	316,200	6,141,740
Nidec Corp.	316,200	15,868,928
SMC Corp.	210,800	18,901,066
THK Co. Ltd.(a)	422,200	4,237,737

		47,893,888
HEALTH CARE - PRODUCTS—0.44%
Terumo Corp.	527,000	24,456,297

		24,456,297
HOME BUILDERS—0.48%
Daiwa House Industry Co. Ltd.	1,054,000	8,808,694
Haseko Corp.	3,689,000	3,137,267
Sekisui Chemical Co. Ltd.	1,054,000	5,854,018
Sekisui House Ltd.	1,054,000	8,598,436

		26,398,415
HOME FURNISHINGS—2.32%
Matsushita Electric Industrial Co. Ltd.	5,270,015	63,298,831
Sony Corp.	3,056,600	59,145,507
Yamaha Corp.	527,000	4,863,594

		127,307,932
HOUSEWARES—0.12%
TOTO Ltd.(a)	1,054,000	6,506,924

		6,506,924
INSURANCE—2.48%
Aioi Insurance Co. Ltd.	1,054,000	4,194,089
Mitsui Sumitomo Insurance Group Holdings Inc.	1,191,900	28,406,877
Nipponkoa Insurance Co. Ltd.	2,053,000	13,019,182

Sompo Japan Insurance Inc.	2,108,000	12,217,082
Sony Financial Holdings Inc.	2,108	6,263,468
T&D Holdings Inc.	632,400	23,703,796
Tokio Marine Holdings Inc.	2,002,600	48,674,670

		136,479,164
INTERNET—1.52%
Dena Co. Ltd.(a)	1,054	2,618,262
Matsui Securities Co. Ltd.	318,600	2,130,802
Rakuten Inc.(a)	20,148	11,042,318
SBI Holdings Inc.	48,718	7,606,033
SoftBank Corp.(a)	2,213,400	30,257,198
Trend Micro Inc.	530,500	15,484,172
Yahoo! Japan Corp.(a)	44,242	14,399,727

		83,538,512
IRON & STEEL—2.65%
Daido Steel Co. Ltd.	1,054,000	3,253,462
JFE Holdings Inc.	1,581,250	38,433,448
Kobe Steel Ltd.	8,432,000	13,987,674
Nippon Steel Corp.	15,810,000	49,299,911
Nisshin Steel Co. Ltd.	3,170,000	4,626,280
Sumitomo Metal Industries Ltd.	11,594,000	29,701,675
Tokyo Steel Manufacturing Co. Ltd.	422,200	3,931,875
Yamato Kogyo Co. Ltd.	105,400	2,357,100

		145,591,425
LEISURE TIME—0.65%
Namco Bandai Holdings Inc.	632,498	6,302,069
Sankyo Co. Ltd.	210,800	11,530,978
Sega Sammy Holdings Inc.	422,400	4,084,523
Shimano Inc.	210,800	7,834,868
Yamaha Motor Co. Ltd.	632,600	5,997,562

		35,750,000
MACHINERY—0.26%
Hitachi Construction Machinery Co. Ltd.(a)	319,200	3,582,601
Japan Steel Works Ltd. (The)	1,054,000	10,833,807

		14,416,408
MACHINERY - CONSTRUCTION & MINING—0.60%
Komatsu Ltd.	2,740,400	32,915,299

		32,915,299
MACHINERY - DIVERSIFIED—0.57%
Amada Co. Ltd.	1,054,000	4,858,061
Kubota Corp.	3,162,000	18,425,219
Sumitomo Heavy Industries Ltd.	2,108,000	7,901,265

		31,184,545
MANUFACTURING—2.43%
FUJIFILM Holdings Corp.	1,475,600	35,710,620
IHI Corp.	4,222,000	4,964,712
Kawasaki Heavy Industries Ltd.	4,216,000	9,030,017
Konica Minolta Holdings Inc.	1,581,000	11,652,706
Mitsubishi Heavy Industries Ltd.	9,486,000	38,543,566
Nikon Corp.	1,054,000	11,907,229
Olympus Corp.	1,054,000	21,977,469

		133,786,319

MEDIA—0.13%
Fuji Television Network Inc.	1,655	2,311,040
Jupiter Telecommunications Co. Ltd.	4,216	3,257,889
Tokyo Broadcasting System Inc.(a)	105,400	1,391,021

		6,959,950
METAL FABRICATE & HARDWARE—0.17%
Maruichi Steel Tube Ltd.	105,400	2,539,692
NSK Ltd.	1,054,000	3,895,302
NTN Corp.	1,054,000	3,198,131

		9,633,125
MINING—0.58%
Dowa Holdings Co. Ltd.	1,054,000	3,231,330
Mitsubishi Materials Corp.	3,162,000	6,374,130
Mitsui Mining & Smelting Co. Ltd.	2,108,000	4,072,361
OSAKA Titanium technologies Co. Ltd.(a)	78,400	1,967,305
Sumitomo Metal Mining Co. Ltd.	1,718,000	16,378,225

		32,023,351
OFFICE & BUSINESS EQUIPMENT—2.22%
Canon Inc.	3,162,050	93,787,509
Ricoh Co. Ltd.	2,108,000	21,999,601
Seiko Epson Corp.	421,600	6,086,409

		121,873,519
OIL & GAS—1.12%
Cosmo Oil Co. Ltd.	2,108,000	5,223,245
Idemitsu Kosan Co. Ltd.	34,000	2,116,857
INPEX Holdings Inc.	2,108	13,545,026
Japan Petroleum Exploration Co. Ltd.	38,000	1,528,059
Nippon Mining Holdings Inc.	2,635,000	7,774,004
Nippon Oil Corp.	4,216,500	15,848,675
Showa Shell Sekiyu K.K.	632,500	5,246,207
TonenGeneral Sekiyu K.K.	1,054,000	10,169,835

		61,451,908
PACKAGING & CONTAINERS—0.14%
Toyo Seikan Kaisha Ltd.	527,000	7,497,349

		7,497,349
PHARMACEUTICALS—6.41%
Alfresa Holdings Corp.	105,400	4,647,803
Astellas Pharma Inc.	1,475,630	60,267,738
Chugai Pharmaceutical Co. Ltd.	632,400	10,928,977
Daiichi Sankyo Co. Ltd.	2,108,069	42,827,587
Eisai Co. Ltd.	737,800	25,020,673
Hisamitsu Pharmaceutical Co. Inc.	105,400	4,227,288
Kyowa Hakko Kogyo Co. Ltd.	1,078,000	9,156,407
Mediceo Paltac Holdings Co. Ltd.	421,600	4,550,420
Mitsubishi Tanabe Pharma Corp.	1,054,000	13,168,775
Ono Pharmaceutical Co. Ltd.	210,800	9,317,738
Santen Pharmaceutical Co. Ltd.	105,400	2,799,748
Shionogi & Co. Ltd.	1,054,000	22,907,029
Suzuken Co. Ltd.	210,800	4,725,266
Taisho Pharmaceutical Co. Ltd.	944,000	16,888,824
Takeda Pharmaceutical Co. Ltd.	2,422,400	117,247,772
Tsumura & Co.	106,200	3,411,959

		352,094,004

REAL ESTATE—2.46%
AEON Mall Co. Ltd.	211,600	4,465,494
Daito Trust Construction Co. Ltd.	210,800	8,985,752
Leopalace21 Corp.	421,600	3,966,125
Mitsubishi Estate Co. Ltd.	3,461,000	51,599,769
Mitsui Fudosan Co. Ltd.	2,584,000	39,772,628
Nomura Real Estate Holdings Inc.(a)	105,400	1,576,933
NTT Urban Development Corp.	3,162	3,226,903
Sumitomo Realty & Development Co. Ltd.	1,054,000	15,503,743
Tokyo Tatemono Co. Ltd.	1,054,000	3,463,720
Tokyu Land Corp.	1,054,000	2,932,542

		135,493,609
REAL ESTATE INVESTMENT TRUSTS—0.57%
Japan Prime Realty Investment Corp.	1,054	2,080,445
Japan Real Estate Investment Corp.	1,054	9,284,540
Japan Retail Fund Investment Corp.	1,054	3,950,633
Nippon Building Fund Inc.	1,296	12,858,628
Nomura Real Estate Office Fund Inc.	520	3,024,621

		31,198,867
RETAIL—3.38%
AEON Co. Ltd.	1,791,800	15,953,030
Citizen Watch Co. Ltd.	1,159,400	5,392,558
FamilyMart Co. Ltd.	210,800	8,609,502
Fast Retailing Co. Ltd.	105,400	12,117,486
Isetan Mitsukoshi Holdings Ltd.(a)(b)	1,003,660	7,386,904
J. Front Retailing Co. Ltd.	1,194,000	4,713,570
Lawson Inc.	210,800	10,579,285
Marui Group Co. Ltd.	843,200	4,568,126
Nitori Co. Ltd.	105,400	7,525,014
Seven & I Holdings Co. Ltd.	2,529,680	71,711,229
Shimamura Co. Ltd.	47,700	3,650,932
Takashimaya Co. Ltd.	1,054,000	7,591,412
UNY Co. Ltd.	1,056,000	9,324,332
USS Co. Ltd.	73,780	4,624,564
Yamada Denki Co. Ltd.	231,880	12,051,089

		185,799,033
SEMICONDUCTORS—0.66%
Elpida Memory Inc.(b)	316,200	1,477,337
NEC Electronics Corp.(a)(b)	105,400	1,025,837
Rohm Co. Ltd.	316,600	15,091,228
Shinko Electric Industries Co. Ltd.(a)	210,800	1,234,988
Sumco Corp.	316,200	3,070,870
Tokyo Electron Ltd.	527,052	14,359,808

		36,260,068
SHIPBUILDING—0.05%
Mitsui Engineering & Shipbuilding Co. Ltd.	2,108,000	2,877,211

		2,877,211
SOFTWARE—0.34%
Konami Corp.	317,000	7,189,039
Nomura Research Institute Ltd.	210,800	3,983,831
Oracle Corp.	105,400	4,393,280
Square Enix Co. Ltd.	105,400	3,010,006

		18,576,156

STORAGE & WAREHOUSING—0.07%
Mitsubishi Logistics Corp.	319,000	3,617,198

		3,617,198
TELECOMMUNICATIONS—3.99%
Hikari Tsushin Inc.	105,400	1,789,404
KDDI Corp.	8,432	54,888,340
Nippon Telegraph and Telephone Corp.	15,810	68,887,081
NTT Data Corp.	4,216	15,227,088
NTT DoCoMo Inc.	47,430	78,830,059

		219,621,972
TEXTILES—0.87%
Kuraray Co. Ltd.	1,054,000	8,565,237
Mitsubishi Rayon Co. Ltd.	1,054,000	2,689,086
Nisshinbo Industries Inc.	1,054,000	7,292,625
Teijin Ltd.	3,162,000	8,797,627
Toray Industries Inc.(a)	4,216,000	20,450,333

		47,794,908
TOYS, GAMES & HOBBIES—1.79%
Nintendo Co. Ltd.	316,200	98,334,233

		98,334,233
TRANSPORTATION—5.61%
Central Japan Railway Co.	5,044	42,790,193
East Japan Railway Co.	10,540	81,336,553
Hankyu Hanshin Holdings Inc.	3,167,800	15,798,257
Kawasaki Kisen Kaisha Ltd.	2,108,000	8,498,840
Keihin Electric Express Railway Co. Ltd.(a)	1,058,000	8,953,205
Keio Corp.	2,108,000	11,398,184
Kintetsu Corp.(a)	5,274,000	21,097,108
Mitsui O.S.K. Lines Ltd.	3,162,000	16,831,687
Nippon Express Co. Ltd.	2,108,000	9,450,532
Nippon Yusen Kabushiki Kaisha	3,162,000	17,163,673
Odakyu Electric Railway Co. Ltd.	1,054,000	8,034,060
Tobu Railway Co. Ltd.(a)	3,162,000	17,163,673
Tokyu Corp.	3,162,000	12,615,465
West Japan Railway Co.	5,270	23,460,339
Yamato Holdings Co. Ltd.	1,054,000	13,733,152

		308,324,921
VENTURE CAPITAL—0.05%
JAFCO Co. Ltd.	105,400	2,860,612

		2,860,612

TOTAL COMMON STOCKS
(Cost: $7,986,009,493)		5,445,020,932

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.41%

MONEY MARKET FUNDS—3.41%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	958,748	958,748
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	186,681,062	186,681,062

		187,639,810

TOTAL SHORT-TERM INVESTMENTS
(Cost: $187,639,810)		187,639,810

TOTAL INVESTMENTS IN SECURITIES—102.47%
(Cost: $8,173,649,303)		5,632,660,742
Other Assets, Less Liabilities—(2.47)%		(135,987,382)

NET ASSETS—100.00%		$5,496,673,360

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—98.83%

ADVERTISING—0.42%
Asatsu-DK Inc.	2,400	$55,562
Moshi Moshi Hotline Inc.	1,800	36,380

		91,942
AEROSPACE & DEFENSE—0.11%
Japan Aviation Electronics Industry Ltd.	6,000	23,056

		23,056
AGRICULTURE—0.57%
Hokuto Corp.	1,800	46,396
Sakata Seed Corp.	5,400	77,106

		123,502
APPAREL—1.40%
Descente Ltd.	6,000	29,041
Gunze Ltd.	12,000	44,349
Japan Wool Textile Co. Ltd. (The)	6,000	43,593
Katakura Industries Co. Ltd.	2,400	23,938
Sanei-International Co. Ltd.	1,200	12,070
Sanyo Shokai Ltd.	6,000	26,395
Tokyo Style Co. Ltd.	6,000	44,601
Wacoal Holdings Corp.	6,000	81,705

		305,692
AUTO MANUFACTURERS—0.70%
Kanto Auto Works Ltd.	3,600	42,862
Nissan Shatai Co. Ltd.	6,000	36,411
Shinmaywa Industries Ltd.	12,000	27,970
Toyota Auto Body Co. Ltd.	3,000	44,884

		152,127
AUTO PARTS & EQUIPMENT—2.83%
Aisan Industry Co. Ltd.	1,800	9,563
Akebono Brake Industry Co. Ltd.(a)	5,400	30,049
Calsonic Kansei Corp.	12,000	19,151
Exedy Corp.	2,400	32,002
FCC Co. Ltd.	3,000	28,222
Futaba Industrial Co. Ltd.	3,600	19,239
Kayaba Industry Co. Ltd.	12,000	27,088
Keihin Corp.	3,000	23,844
Koito Manufacturing Co. Ltd.	6,000	39,372
Musashi Seimitsu Industry Co. Ltd.	1,800	18,351
Nifco Inc.	3,000	31,120
Nissin Kogyo Co. Ltd.	3,000	22,836
Press Kogyo Co. Ltd.	6,000	8,504
Riken Corp.	12,000	27,970

Sanden Corp.	12,000	30,364
Showa Corp.	4,800	19,604
T. RAD Co. Ltd.	6,000	11,276
Takata Corp.	2,400	18,773
Topre Corp.	4,800	41,375
Toyo Tire & Rubber Co. Ltd.	12,000	25,828
TS Tech Co. Ltd.	3,600	22,792
Unipres Corp.	2,400	22,678
Yokohama Rubber Co. Ltd. (The)	18,000	89,391

		619,392
BANKS—12.55%
Aichi Bank Ltd. (The)	600	46,743
Akita Bank Ltd. (The)	18,000	75,595
Aomori Bank Ltd. (The)	6,000	26,332
Awa Bank Ltd. (The)	18,000	117,171
Bank of Ikeda Ltd. (The)(b)	1,200	50,018
Bank of Iwate Ltd. (The)	1,200	71,689
Bank of Nagoya Ltd. (The)	12,000	68,035
Bank of Okinawa Ltd. (The)	1,800	56,696
Bank of Saga Ltd. (The)	12,000	39,813
Bank of the Ryukyus Ltd.	3,600	30,691
Chiba Kogyo Bank Ltd. (The)(b)	3,000	35,151
Chukyo Bank Ltd. (The)	12,000	36,789
Daishi Bank Ltd. (The)	24,000	102,809
Ehime Bank Ltd. (The)	12,000	38,427
Eighteenth Bank Ltd. (The)	12,000	34,144
Fukui Bank Ltd. (The)	24,000	84,918
Higashi-Nippon Bank Ltd. (The)	12,000	33,640
Higo Bank Ltd. (The)	12,000	74,335
Hokkoku Bank Ltd. (The)	24,000	99,029
Hokuetsu Bank Ltd. (The)	24,000	52,412
Hyakugo Bank Ltd. (The)	18,000	108,289
Hyakujushi Bank Ltd. (The)	18,000	90,524
Juroku Bank Ltd. (The)	24,000	95,753
Kagoshima Bank Ltd. (The)	12,000	86,178
Kansai Urban Banking Corp.	12,000	18,269
Kanto Tsukuba Bank Ltd. (The)	4,800	18,092
Keiyo Bank Ltd. (The)	18,000	87,879
Kiyo Holdings Inc.	48,000	72,067
Michinoku Bank Ltd. (The)	12,000	25,324
Mie Bank Ltd. (The)	6,000	24,442
Minato Bank Ltd. (The)	12,000	15,371
Miyazaki Bank Ltd. (The)	12,000	39,813
Musashino Bank Ltd. (The)	2,400	77,610
Nanto Bank Ltd. (The)	12,000	66,271
Ogaki Kyoritsu Bank Ltd. (The)	18,000	75,406
Oita Bank Ltd. (The)	12,000	70,429
San-in Godo Bank Ltd. (The)	12,000	87,816
Shiga Bank Ltd.	18,000	98,651
Shikoku Bank Ltd. (The)	12,000	56,696
Shonai Bank Ltd. (The)	6,000	10,772
Tochigi Bank Ltd. (The)	6,000	34,270
Toho Bank Ltd. (The)	18,000	71,626
Tokushima Bank Ltd. (The)	6,000	26,332
Tokyo Tomin Bank Ltd. (The)	2,400	26,987
Yachiyo Bank Ltd. (The)	12	36,752

Yamagata Bank Ltd. (The)	12,000	76,980
Yamanashi Chuo Bank Ltd. (The)	12,000	68,665

		2,741,701
BEVERAGES—0.72%
Kagome Co. Ltd.	5,400	88,672
Takara Holdings Inc.	12,000	69,295

		157,967
BIOTECHNOLOGY—0.15%
AnGes MG Inc.(b)	6	9,764
Takara Bio Inc.(b)	12	23,056

		32,820
BUILDING MATERIALS—1.90%
Central Glass Co. Ltd.	18,000	60,854
Chofu Seisakusho Co. Ltd.	1,800	39,687
Nichias Corp.	6,000	14,615
Rinnai Corp.	3,000	108,352
Sanwa Holdings Corp.	18,000	60,665
Sumitomo Osaka Cement Co. Ltd.	30,000	61,106
Takara Standard Co. Ltd.	12,000	70,303

		415,582
CHEMICALS—5.08%
Adeka Corp.	7,200	44,298
Aica Kogyo Co. Ltd.	6,000	57,830
Air Water Inc.	12,000	100,289
C Uyemura & Co. Ltd.	600	16,914
Chugoku Marine Paints Ltd.	6,000	28,348
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,000	15,182
Earth Chemical Co. Ltd.	1,200	34,584
Fujimi Inc.	1,800	22,641
Ishihara Sangyo Kaisha Ltd.(b)	30,000	22,363
Lintec Corp.	3,600	40,103
Nihon Nohyaku Co. Ltd.(a)	6,000	38,364
Nihon Parkerizing Co. Ltd.	6,000	57,389
Nippon Carbon Co. Ltd.	12,000	28,978
Nippon Kayaku Co. Ltd.	12,000	59,090
Nippon Paint Co. Ltd.	18,000	67,279
Nippon Shokubai Co. Ltd.	6,000	33,262
Nippon Soda Co. Ltd.	12,000	36,033
Nippon Synthetic Chemical Industry Co. Ltd. (The)	6,000	14,111
NOF Corp.	12,000	38,427
Sakai Chemical Industry Co. Ltd.	6,000	13,985
Sumitomo Bakelite Co. Ltd.	18,000	58,397
Taiyo Ink Manufacturing Co. Ltd.	1,200	19,907
Takasago International Corp.	6,000	35,277
Toagosei Co. Ltd.	18,000	44,790
Tokai Carbon Co. Ltd.	12,000	48,632
Tokyo Ohka Kogyo Co. Ltd.	3,600	53,559
Toyo Ink Manufacturing Co. Ltd.	18,000	45,357
Zeon Corp.	12,000	35,403

		1,110,792
COMMERCIAL SERVICES—2.25%
Aeon Delight Co. Ltd.	1,200	32,002

Daiseki Co. Ltd.	2,460	57,855
Meitec Corp.	3,000	61,106
Nichii Gakkan Co.	1,800	20,184
Nishio Rent All Co. Ltd.	1,800	10,772
Nissha Printing Co. Ltd.	1,800	83,721
Park 24 Co. Ltd.	7,800	39,637
Pasona Group Inc.	24	13,809
Sohgo Security Services Co. Ltd.	4,200	44,097
So-Net M3 Inc.	6	19,655
TKC Corp.	1,800	32,411
Toppan Forms Co. Ltd.	4,800	58,157
Zenrin Co. Ltd.	1,800	17,765

		491,171
COMPUTERS—0.71%
DTS Corp.	2,400	23,459
Hitachi Information Systems Ltd.	1,800	35,945
Net One Systems Co. Ltd.	42	72,319
NS Solutions Corp.	1,800	23,170

		154,893
COSMETICS & PERSONAL CARE—1.41%
Aderans Holdings Co. Ltd.	3,000	25,419
Fancl Corp.	3,000	37,104
Kose Corp.	2,400	57,200
Lion Corp.	12,000	68,539
Mandom Corp.	3,600	99,974
Pigeon Corp.	600	19,466

		307,702
DISTRIBUTION & WHOLESALE—1.85%
Doshisha Co. Ltd.	1,800	22,792
Hanwa Co. Ltd.	18,000	51,215
Inaba Denki Sangyo Co. Ltd.	2,400	66,271
Itochu Enex Co. Ltd.	5,700	29,504
Iwatani Corp.	24,000	48,884
Japan Pulp & Paper Co. Ltd.	6,000	18,710
Japan Wind Development Co. Ltd.	6	19,025
JFE Shoji Holdings Inc.	6,000	16,127
Kanematsu Corp.(b)	36,000	30,616
Matsuda Sangyo Co. Ltd.	1,360	13,479
Nagase & Co. Ltd.	6,000	52,601
Sumikin Bussan Corp.	6,000	13,040
Trusco Nakayama Corp.	1,800	21,129

		403,393
DIVERSIFIED FINANCIAL SERVICES—2.18%
Aizawa Securities Co. Ltd.	3,600	5,972
Century Leasing System Inc.	1,800	16,045
Fuyo General Lease Co. Ltd.	1,200	19,390
Hitachi Credit Corp.	3,000	26,616
IBJ Leasing Co. Ltd.	1,800	29,406
Ichiyoshi Securities Co. Ltd.	3,600	26,685
Jaccs Co. Ltd.(b)	12,000	20,914
Japan Securities Finance Co. Ltd.	6,600	29,035
Marusan Securities Co. Ltd.	5,400	25,173
Mizuho Investors Securities Co. Ltd.	24,000	18,647
Okasan Holdings Inc.	12,000	49,766
OMC Card Inc.(b)	6,000	8,819

Orient Corp.(b)	18,000	18,899
Osaka Securities Exchange Co. Ltd.	18	80,697
Ricoh Leasing Co. Ltd.	1,800	25,438
SFCG Co. Ltd.	300	3,843
SPARX Group Co. Ltd.	66	9,001
Tokai Tokyo Securities Co. Ltd.	18,000	40,065
Tokyo Leasing Co. Ltd.	2,400	12,523
Toyo Securities Co. Ltd.	6,000	10,457

		477,391
ELECTRIC—0.34%
Okinawa Electric Power Co. Inc. (The)	1,200	74,209

		74,209
ELECTRICAL COMPONENTS & EQUIPMENT—1.29%
Fujikura Ltd.	24,000	71,059
Funai Electric Co. Ltd.	1,800	27,063
GS Yuasa Corp.	24,000	92,981
Hitachi Cable Ltd.	12,000	23,812
Shinko Electric Co. Ltd.	12,000	33,514
Toshiba Tec Corp.	12,000	32,506

		280,935
ELECTRONICS—4.90%
A&D Co. Ltd.	1,800	4,403
Anritsu Corp.	12,000	29,482
Chiyoda Integre Co. Ltd.	1,800	23,982
CMK Corp.	4,200	16,845
Cosel Co. Ltd.	3,000	22,804
Dainippon Screen Manufacturing Co. Ltd.	18,000	31,183
Eizo Nanao Corp.	1,800	28,594
Fujitsu General Ltd.	6,000	11,213
Furuno Electric Co. Ltd.	2,400	13,783
Futaba Corp.	3,000	39,404
Hamamatsu Photonics K.K.	4,800	90,260
HORIBA Ltd.	2,400	36,285
Hosiden Corp.	4,200	51,593
JEOL Ltd.	6,000	17,765
Kaga Electronics Co. Ltd.	3,000	34,081
Koa Corp.	4,800	29,885
Kuroda Electric Co. Ltd.	3,000	22,395
Macnica Inc.	2,400	29,356
Meiko Electronics Co. Ltd.	600	6,048
Micronics Japan Co. Ltd.	1,200	9,714
NEC Tokin Corp.(b)	6,000	15,434
Nichicon Corp.	5,400	28,801
Nihon Dempa Kogyo Co. Ltd.	1,200	14,161
Nippon Chemi-Con Corp.	12,000	27,214
Nitto Kogyo Corp.	2,400	21,040
Ryosan Co. Ltd.	3,600	77,295
Sanyo Denki Co. Ltd.	6,000	14,426
Sodick Co. Ltd.	5,400	10,942
Star Micronics Co. Ltd.	3,600	36,323
Taiyo Yuden Co. Ltd.	6,000	32,002
Tamura Corp.	6,000	12,221
Tokyo Seimitsu Co. Ltd.(a)	3,000	26,364
Toyo Corp.	3,600	46,982
ULVAC Inc.	2,400	23,460

Wacom Co. Ltd.	30	31,151
Yamatake Corp.	4,800	103,564

		1,070,455
ENGINEERING & CONSTRUCTION—4.62%
Chiyoda Corp.	12,000	57,578
Chudenko Corp.	2,400	38,856
COMSYS Holdings Corp.	12,000	111,250
Japan Airport Terminal Co. Ltd.	4,800	62,995
Kandenko Co. Ltd.	6,000	37,545
Kyowa Exeo Corp.	6,000	62,554
Maeda Corp.	18,000	56,318
Maeda Road Construction Co. Ltd.	6,000	48,003
Nippo Corp.	6,000	40,758
Nishimatsu Construction Co. Ltd.	24,000	34,521
Okumura Corp.	12,000	48,632
Penta-Ocean Construction Co. Ltd.(b)	21,000	23,592
Shinko Plantech Co. Ltd.	3,000	28,033
SHO-BOND Holdings Co. Ltd.	2,400	46,062
Taihei Kogyo Co. Ltd.	6,000	18,836
Taikisha Ltd.	3,000	38,081
Takasago Thermal Engineering Co. Ltd.	6,000	56,003
Takuma Co. Ltd.	12,000	23,182
Toda Corp.	18,000	61,421
Tokyu Construction Co. Ltd.	6,720	16,651
Toshiba Plant Systems & Services Corp.(a)	6,000	58,208
Toyo Construction Co. Ltd.(b)	30,000	11,654
Toyo Engineering Corp.	12,000	29,104

		1,009,837
ENTERTAINMENT—1.04%
Avex Group Holdings Inc.	3,000	31,151
Resorttrust Inc.	3,000	30,238
Shochiku Co. Ltd.	6,000	39,183
Toei Co. Ltd.	6,000	25,009
Tokyotokeiba Co. Ltd.	12,000	17,135
USJ Co. Ltd.	84	31,044
Yomiuri Land Co. Ltd.	6,000	17,261
Yoshimoto Kogyo Co. Ltd.	3,000	36,033

		227,054
ENVIRONMENTAL CONTROL—0.11%
Asahi Pretec Corp.	1,800	23,359

		23,359
FOOD—4.95%
Ariake Japan Co. Ltd.	1,800	27,498
Ezaki Glico Co. Ltd.	6,000	62,995
Fuji Oil Co. Ltd.	7,200	91,167
House Foods Corp.	5,400	91,167
Itoham Foods Inc.	12,000	44,853
J-Oil Mills Inc.	6,000	20,662
Maruha Nichiro Holdings Inc.	30,000	45,987
Meiji Seika Kaisha Ltd.	24,000	107,344
Mitsui Sugar Co. Ltd.	6,000	22,426
Morinaga & Co. Ltd.	30,000	60,161
Morinaga Milk Industry Co. Ltd.	18,000	60,665
Nichirei Corp.	18,000	75,217
Nippon Beet Sugar Manufacturing Co. Ltd.	6,000	15,560

Nippon Flour Mills Co. Ltd.	18,000	81,642
Nippon Suisan Kaisha Ltd.	17,400	43,297
Nisshin OilliO Group Ltd. (The)	12,000	57,452
Q.P. Corp.	7,200	80,357
Snow Brand Milk Products Co. Ltd.(a)	15,000	53,546
Unicharm Petcare Corp.	1,200	39,183

		1,081,179
FOREST PRODUCTS & PAPER—1.53%
Daio Paper Corp.	6,000	63,625
Hokuetsu Paper Mills Ltd.	9,000	39,782
Mitsubishi Paper Mills Ltd.	24,000	40,065
Rengo Co. Ltd.	18,000	111,313
Sumitomo Forestry Co. Ltd.	12,000	79,626

		334,411
GAS—0.40%
Saibu Gas Co. Ltd.	36,000	87,690

		87,690
HAND & MACHINE TOOLS—1.01%
DISCO Corp.(a)	1,800	34,452
Hitachi Koki Co. Ltd.	4,200	31,176
Meidensha Corp.	18,000	36,663
Mori Seiki Co. Ltd.(a)	6,000	46,554
OSG Corp.	6,600	46,843
Union Tool Co.	1,200	25,828

		221,516
HEALTH CARE - PRODUCTS—1.66%
Hogy Medical Co. Ltd.	1,200	68,539
Nakanishi Inc.	600	38,427
Nihon Kohden Corp.	3,000	53,546
Nipro Corp.	6,000	97,076
Sysmex Corp.	2,400	85,674
Topcon Corp.	4,800	19,251

		362,513
HOME BUILDERS—0.23%
PanaHome Corp.	6,000	33,262
Token Corp.	720	16,253

		49,515
HOME FURNISHINGS—1.05%
Alpine Electronics Inc.	3,600	25,400
Canon Electronics Inc.	1,800	24,719
Daiwa Industries Ltd.	6,000	17,954
Foster Electric Co. Ltd.	1,800	13,720
France Bed Holdings Co. Ltd.	12,000	17,009
Hitachi Maxell Ltd.	3,600	29,179
Juki Corp.	12,000	13,985
JVC KENWOOD Holdings Inc.(b)	66,000	27,718
Nidec Sankyo Corp.	6,000	26,710
Noritz Corp.	3,000	32,726

		229,120
HOUSEHOLD PRODUCTS & WARES—0.20%
Pilot Corp.	24	44,223

		44,223

HOUSEWARES—0.49%
Noritake Co. Ltd.	12,000	39,939
Sangetsu Co. Ltd.	3,000	66,460

		106,399
INSURANCE—0.05%
Fuji Fire & Marine Insurance Co. Ltd. (The)	6,000	10,205

		10,205
INTERNET—1.53%
Access Co. Ltd.(a)(b)	18	23,245
CyberAgent Inc.	36	22,187
Dwango Co. Ltd.	6	9,034
eAccess Ltd.	96	48,935
En-Japan Inc.	18	12,397
GMO Internet Inc.(b)	4,200	11,686
Gourmet Navigator Inc.	12	31,460
Index Holdings(b)	108	7,246
Internet Initiative Japan Inc.	12	14,010
kabu.com Securities Co. Ltd.	30	38,711
Kakaku.com Inc.	12	42,081
Monex Group Inc.	96	29,512
Opt Inc.	6	6,281
So-Net Entertainment Corp.	12	28,890
VeriSign Japan K.K.	24	7,711

		333,386
IRON & STEEL—1.29%
Aichi Steel Corp.	12,000	37,419
Godo Steel Ltd.	12,000	32,128
Kyoei Steel Ltd.	1,200	17,929
Mitsubishi Steel Manufacturing Co. Ltd.	12,000	29,860
Nakayama Steel Works Ltd.	6,000	17,135
Nippon Metal Industry Co. Ltd.(a)	12,000	13,733
Nippon Yakin Kogyo Co. Ltd.	9,000	20,599
Sanyo Special Steel Co. Ltd.	12,000	31,246
TOPY Industries Ltd.	18,000	34,018
Yodogawa Steel Works Ltd.	12,000	48,380

		282,447
LEISURE TIME—1.56%
Accordia Golf Co. Ltd.	48	33,161
Aruze Corp.	1,800	17,065
Daiichikosho Co. Ltd.	3,600	36,852
Fields Corp.	18	22,130
Heiwa Corp.	4,200	39,555
HIS Co. Ltd.	2,400	41,779
Mars Engineering Corp.	1,200	32,758
Mizuno Corp.	6,000	28,285
Pacific Golf Group International Holdings K.K.	42	13,957
Roland Corp.	1,800	18,086
Round One Corp.	42	19,866
Tokyo Dome Corp.	12,000	38,301

		341,795
LODGING—0.17%
Fujita Kanko Inc.	6,000	37,608

		37,608

MACHINERY—3.32%
Aida Engineering Ltd.	6,000	22,174
Chugai Ro Co. Ltd.	6,000	18,143
CKD Corp.	5,400	16,669
Daifuku Co. Ltd.	6,000	33,388
Daihen Corp.	12,000	35,025
Fuji Machine Manufacturing Co. Ltd.	3,600	25,929
Furukawa Co. Ltd.	24,000	24,190
Harmonic Drive Systems Inc.	6	13,859
Iseki & Co. Ltd.(b)	18,000	35,340
Komori Corp.	4,800	51,303
Makino Milling Machine Co. Ltd.	6,000	14,615
Max Co. Ltd.	6,000	62,239
Miura Co. Ltd.	2,400	52,916
Modec Inc.	1,800	25,286
Nabtesco Corp.	6,000	37,860
Nippon Thompson Co. Ltd.	6,000	22,237
Obara Corp.	1,200	8,769
Okuma Corp.	6,000	22,930
Shima Seiki Manufacturing Ltd.	1,800	34,018
Sintokogio Ltd.	4,800	29,986
Tadano Ltd.	6,000	30,931
Takeuchi Manufacturing Co. Ltd.	1,200	8,983
Toshiba Machine Co. Ltd.	12,000	38,301
Toyo Kanetsu K.K.	18,000	31,372
Tsubakimoto Chain Co.	12,000	28,978

		725,441
MACHINERY - DIVERSIFIED—0.26%
Ebara Corp.	30,000	56,696

		56,696
MANUFACTURING—1.76%
Amano Corp.	6,000	46,239
Glory Ltd.	4,800	84,061
Kimoto Co. Ltd.	1,800	5,726
Kureha Corp.	18,000	78,996
Nikkiso Co. Ltd.	6,000	34,836
Nitta Corp.	2,400	33,892
Tamron Co. Ltd.	1,200	10,306
Tenma Corp.	3,000	43,026
Tokai Rubber Industries Ltd.	2,400	19,277
Toyo Tanso Co. Ltd.(a)	600	28,978

		385,337
MEDIA—0.47%
Gakken Co. Ltd.	6,000	9,890
Kadokawa Group Holdings Inc.(a)	1,800	40,443
SKY Perfect JSAT Holdings Inc.	114	43,328
Usen Corp.(b)	6,888	9,184

		102,845
METAL FABRICATE & HARDWARE—1.45%
Ahresty Corp.	1,800	5,953
Kitz Corp.	6,000	18,206
Misumi Group Inc.	6,000	86,934
Nachi-Fujikoshi Corp.	18,000	36,852
Neturen Co. Ltd.	4,200	25,444

Oiles Corp.	2,880	39,007
Onoken Co. Ltd.	1,200	11,730
Ryobi Ltd.	18,000	40,443
Tocalo Co. Ltd.	1,800	14,495
Toho Zinc Co. Ltd.	12,000	24,568
Yamezen Corp.	4,200	12,876

		316,508
MINING—0.86%
Mitsui Mining Co. Ltd.	12,000	20,033
Nippon Denko Co. Ltd.	6,000	26,143
Nippon Light Metal Co. Ltd.	48,000	45,861
Nittetsu Mining Co. Ltd.	6,000	18,332
Pacific Metals Co. Ltd.(a)	12,000	52,538
Sumitomo Light Metal Industries Ltd.	30,000	25,198

		188,105
OFFICE & BUSINESS EQUIPMENT—0.11%
Canon Finetech Inc.	2,400	23,963

		23,963
OFFICE FURNISHINGS—0.43%
Itoki Corp.	4,200	12,656
Kokuyo Co. Ltd.	7,200	52,463
Okamura Corp.	6,000	29,041

		94,160
OIL & GAS—0.09%
AOC Holdings Inc.	3,600	19,352

		19,352
PACKAGING & CONTAINERS—0.39%
FP Corp.	1,200	52,916
Fuji Seal International Inc.	1,800	33,054

		85,970
PHARMACEUTICALS—3.01%
EPS Co. Ltd.	6	23,434
Kaken Pharmaceutical Co. Ltd.	6,000	59,468
Kobayashi Pharmaceutical Co. Ltd.	2,400	88,194
Miraca Holdings Inc.	4,200	85,239
Mochida Pharmaceutical Co. Ltd.	6,000	69,295
Nichi-Iko Pharmaceutical Co. Ltd.	1,800	45,735
Nippon Shinyaku Co. Ltd.	6,000	70,555
Rohto Pharmaceutical Co. Ltd.	6,000	78,492
Sawai Pharmaceutical Co. Ltd.(a)	1,200	50,648
Seikagaku Corp.	3,000	30,836
Shin Nippon Biomedical Laboratories Ltd.	1,200	9,714
Toho Pharmaceutical Co. Ltd.	2,400	24,417
Towa Pharmaceutical Co. Ltd.	600	22,804

		658,831
REAL ESTATE—0.86%
Atrium Co. Ltd.	1,200	3,112
Daibiru Corp.	4,200	32,147
Daikyo Inc.	24,000	16,379
Goldcrest Co. Ltd.	1,560	29,236
Heiwa Real Estate Co. Ltd.	12,000	27,466
Sankei Building Co. Ltd. (The)	2,400	8,467

Shoei Co. Ltd.	2,400	24,392
Sumitomo Real Estate Sales Co. Ltd.	600	15,182
TOC Co. Ltd.	6,000	24,568
Tokyu Livable Inc.	1,800	7,767

		188,716
REAL ESTATE INVESTMENT TRUSTS—3.45%
DA Office Investment Corp.	18	24,455
Frontier Real Estate Investment Corp.	6	30,679
Fukuoka REIT Corp.	6	21,922
Global One Real Estate Investment Corp.	6	44,853
Hankyu REIT Inc.	6	24,946
Japan Excellent Inc.	12	41,829
Japan Logistics Fund Inc.	12	76,224
Kenedix Realty Investment Corp.	12	23,031
MID REIT Inc.	12	17,828
Mori Hills REIT Investment Corp.	6	17,299
MORI TRUST Sogo REIT Inc.	12	104,950
Nippon Accommodations Fund Inc.	12	52,664
Nippon Commercial Investment Corp.	24	18,647
Nippon Residential Investment Corp.	18	9,827
ORIX JREIT Inc.	18	83,532
Premier Investment Co.	12	21,645
TOKYU REIT Inc.	12	66,397
Top REIT Inc.	12	34,887
United Urban Investment Corp.	12	39,309

		754,924
RETAIL—10.81%
Aoki Holdings Inc.	1,800	21,639
Aoyama Trading Co. Ltd.	4,800	62,542
Arcs Co. Ltd.	2,400	36,512
Askul Corp.(a)	1,800	29,274
Autobacs Seven Co. Ltd.	3,000	67,090
Best Denki Co. Ltd.	6,000	17,450
BIC Camera Inc.	54	16,844
Cawachi Ltd.	1,200	18,823
Chiyoda Co. Ltd.	2,400	35,076
Circle K Sunkus Co. Ltd.	3,600	68,111
Culture Convenience Club Co. Ltd.(a)	7,200	63,877
Daiei Inc. (The)(b)	5,400	24,549
DCM Japan Holdings Co. Ltd.	5,400	40,424
Don Quijote Co. Ltd.	3,600	77,673
Doutor Nichires Holdings Co. Ltd.	3,600	64,860
Duskin Co. Ltd.	4,200	69,452
EDION Corp.	5,400	23,529
GEO Corp.	36	24,341
H2O Retailing Corp.	12,000	85,170
Heiwado Co. Ltd.	3,000	44,128
Izumi Co. Ltd.	4,200	58,384
Izumiya Co. Ltd.	12,000	70,177
Joshin Denki Co. Ltd.	6,000	49,451
Keiyo Co. Ltd.	3,000	18,836
Kisoji Co. Ltd.	1,800	34,490
Kohnan Shoji Co. Ltd.	1,800	23,000
Komeri Co. Ltd.	2,400	60,476
K’s Holdings Corp.	3,000	47,152
Link Theory Holdings Co. Ltd.(b)	6	6,111
Maruetsu Inc. (The)(b)	6,000	35,592

Matsumotokiyoshi Co. Ltd.	3,600	71,134
Matsuya Co. Ltd.	2,400	48,003
McDonald’s Holdings Co. (Japan) Ltd.	4,200	77,213
Nishimatsuya Chain Co. Ltd.	4,200	44,935
Nissen Holdings Co. Ltd.	4,200	17,021
Parco Co. Ltd.	5,400	45,017
Paris Miki Inc.	3,000	28,127
Plenus Co. Ltd.	2,400	36,638
Point Inc.	1,080	52,614
Right On Co. Ltd.	1,800	30,276
Ryohin Keikaku Co. Ltd.	1,800	75,217
Saizeriya Co. Ltd.	2,400	27,718
San-A & Co. Ltd.	600	19,403
Sankyo-Tateyama Holdings Inc.	30,000	28,663
Seiko Corp.	6,000	11,717
Senshukai Co. Ltd.	3,600	27,290
Shimachu Co. Ltd.	3,600	86,745
St. Marc Holdings Co. Ltd.	600	15,875
Sugi Pharmacy Co. Ltd.	2,400	52,286
Sundrug Co. Ltd.	2,400	56,570
Tsuruha Holdings Inc.	1,200	35,844
Valor Co. Ltd.	3,000	26,773
Watami Co. Ltd.	2,400	53,420
Xebio Co. Ltd.	1,800	34,868
Yoshinoya Holdings Co. Ltd.	36	36,928
Zensho Co. Ltd.(a)	5,400	27,497

		2,362,825
SEMICONDUCTORS—0.41%
Epson Toyocom Corp.	6,000	10,835
Megachips Corp.	1,200	18,256
Mimasu Semiconductor Industry Co. Ltd.	1,800	18,180
Sanken Electric Co. Ltd.	6,000	20,663
Shindengen Electric Manufacturing Co. Ltd.	12,000	22,174

		90,108
SHIPBUILDING—0.38%
Hitachi Zosen Corp.(b)	63,000	51,593
Namura Shipbuilding Co. Ltd.	5,400	12,643
Sasebo Heavy Industries Co. Ltd.	12,000	18,395

		82,631
SOFTWARE—1.53%
Capcom Co. Ltd.	3,600	73,251
Fuji Soft Inc.(a)	2,400	46,869
Hitachi Software Engineering Co. Ltd.	2,400	35,151
Koei Co. Ltd.	1,800	19,522
Nihon Unisys Ltd.	4,800	44,399
NSD Co. Ltd.	3,000	26,868
Obic Business Consultants Co. Ltd.(a)	600	26,269
Sumisho Computer Systems Corp.	1,800	28,253
Trans Cosmos Inc.(a)	2,400	17,740
Works Applications Co. Ltd.	30	15,387

		333,709

STORAGE & WAREHOUSING—0.62%
Mitsui-Soko Co. Ltd.	12,000	48,884
Shibusawa Warehouse Co. Ltd. (The)	6,000	31,057
Sumitomo Warehouse Co. Ltd. (The)	12,000	55,058

		134,999
TELECOMMUNICATIONS—1.12%
Denki Kogyo Co. Ltd.	6,000	37,545
Hitachi Kokusai Electric Inc.	6,000	26,899
IT Holdings Corp.(b)	5,548	72,870
Japan Radio Co. Ltd.	6,000	8,126
Oki Electric Industry Co. Ltd.(b)	54,000	39,120
Okinawa Cellular Telephone Co.	12	23,308
Telepark Corp.	24	24,921
Uniden Corp.	6,000	11,087

		243,876
TEXTILES—1.01%
Daiwabo Co. Ltd.	12,000	39,939
Kurabo Industries Ltd.	18,000	24,946
Nitto Boseki Co. Ltd.	24,000	39,057
Seiren Co. Ltd.	4,800	22,426
Toyobo Co. Ltd.	48,000	65,515
Unitika Ltd.(a)	42,000	28,222

		220,105
TOYS, GAMES & HOBBIES—0.31%
Sanrio Co. Ltd.	3,600	29,671
Tomy Co. Ltd.	6,000	38,616

		68,287
TRANSPORTATION—2.91%
Daiichi Chuo Kisen Kaisha(a)	12,000	26,458
Fukuyama Transporting Co. Ltd.	12,000	55,184
Hitachi Transport System Ltd.	3,600	52,085
Iino Kaiun Kaisha Ltd.	7,200	31,901
Inui Steamship Co. Ltd.	1,800	11,868
Kintetsu World Express Inc.	1,200	20,045
Nippon Konpo Unyu Soko Co. Ltd.	6,000	58,586
Nishi-Nippon Railroad Co. Ltd.	24,000	94,745
Sagami Railway Co. Ltd.	30,000	125,361
Sankyu Inc.	18,000	68,980
Seino Holdings Co. Ltd.	12,000	60,854
Shinwa Kaiun Kaisha Ltd.	6,000	14,552
Yusen Air & Sea Service Co. Ltd.	1,200	14,489

		635,108
VENTURE CAPITAL—0.02%
Japan Asia Investment Co. Ltd.	6,000	4,347

		4,347

TOTAL COMMON STOCKS
(Cost: $27,976,089)		21,593,822

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.61%

MONEY MARKET FUNDS—2.61%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	15,256	15,256
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	554,944	554,944

		570,200

TOTAL SHORT-TERM INVESTMENTS
(Cost: $570,200)		570,200

TOTAL INVESTMENTS IN SECURITIES—101.44%
(Cost: $28,546,289)		22,164,022
Other Assets, Less Liabilities—(1.44)%		(313,794)

NET ASSETS—100.00%		$21,850,228

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.29%

AGRICULTURE—12.10%
Asiatic Development Bhd	1,276,500	$1,148,445
British American Tobacco (Malaysia) Bhd	832,500	10,281,323
IOI Corp. Bhd	19,369,530	17,319,519
Kuala Lumpur Kepong Bhd	2,775,000	6,394,715

		35,144,002
AIRLINES—1.23%
AirAsia Bhd(a)	6,160,500	1,887,169
Malaysian Airline System Bhd	2,386,500	1,686,060

		3,573,229
AUTO PARTS & EQUIPMENT—1.66%
UMW Holdings Bhd	3,385,500	4,811,736

		4,811,736
BANKS—24.99%
Alliance Financial Group Bhd	4,828,500	2,558,499
AMMB Holdings Bhd	10,101,037	5,742,552
Bumiputra-Commerce Holdings Bhd	14,485,532	23,786,095
Hong Leong Bank Bhd	2,719,500	3,752,587
Malayan Banking Bhd	14,208,000	20,193,515
Public Bank Bhd	6,049,500	14,023,955
RHB Capital Bhd	2,442,000	2,533,992

		72,591,195
BUILDING MATERIALS—0.58%
Lafarge Malayan Cement Bhd	1,942,560	1,672,633

		1,672,633
COMMERCIAL SERVICES—2.27%
PLUS Expressways Bhd	8,602,500	6,599,959

		6,599,959
DIVERSIFIED FINANCIAL SERVICES—1.45%
Bursa Malaysia Bhd	1,831,500	2,653,615
Hong Leong Credit Bhd	1,498,500	1,571,492

		4,225,107
ELECTRIC—6.15%
Tenaga Nasional Bhd	7,437,050	12,109,451
YTL Power International Bhd	11,266,575	5,752,218

		17,861,669

ENGINEERING & CONSTRUCTION—6.18%
Gamuda Bhd	9,213,000	4,296,942
IJM Corp. Bhd	4,606,500	3,190,925
MMC Corp. Bhd	5,272,500	1,964,365
YTL Corp. Bhd	4,662,088	8,491,729

		17,943,961
ENTERTAINMENT—3.33%
Berjaya Sports Toto Bhd	4,273,500	5,637,458
Tanjong PLC	1,165,500	4,020,629

		9,658,087
FOOD—2.48%
PPB Group Bhd	3,052,566	7,202,826

		7,202,826
GAS—2.61%
Petronas Gas Bhd	2,830,500	7,577,163

		7,577,163
HOLDING COMPANIES - DIVERSIFIED—7.68%
Sime Darby Bhd	13,819,525	22,311,086

		22,311,086
IRON & STEEL—0.57%
Parkson Holdings Bhd	1,776,000	1,666,455

		1,666,455
LODGING—8.69%
Genting Bhd	12,765,000	14,373,175
Resorts World Bhd	16,816,500	10,859,834

		25,233,009
MEDIA—0.47%
Astro All Asia Networks PLC	2,220,000	1,360,121

		1,360,121
METAL FABRICATE & HARDWARE—0.81%
KNM Group Bhd	15,984,024	2,359,998

		2,359,998
OIL & GAS—0.99%
Petronas Dagangan Bhd	1,443,000	2,867,283

		2,867,283
REAL ESTATE—2.49%
IGB Corp. Bhd	5,106,000	1,733,236
KLCC Property Holdings Bhd	2,664,000	2,014,450
SP Setia Bhd	4,662,000	3,486,690

		7,234,376
TELECOMMUNICATIONS—7.47%
DiGi.Com Bhd	1,776,000	10,145,771
Telekom Malaysia Bhd	5,883,000	5,065,533
TM International Sdn Bhd(a)	6,216,000	6,484,471

		21,695,775

TRANSPORTATION—5.09%
MISC Bhd	6,382,500	14,795,915

		14,795,915

TOTAL COMMON STOCKS
(Cost: $235,762,039)		288,385,585

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(b)(c)	161,754	161,754

		161,754

TOTAL SHORT-TERM INVESTMENTS
(Cost: $161,754)		161,754

TOTAL INVESTMENTS IN SECURITIES—99.35%
(Cost: $235,923,793)		288,547,339
Other Assets, Less Liabilities—0.65%		1,894,726

NET ASSETS—100.00%		$290,442,065

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.91%

BANKS—0.49%
Banco Compartamos SA de CV	1,560,000	$2,354,428

		2,354,428
BEVERAGES—8.67%
Coca-Cola FEMSA SAB de CV SP ADR	155,923	5,426,120
Fomento Economico Mexicano SAB de CV BD Units	9,402,008	26,243,279
Grupo Modelo SAB de CV Series C	3,603,656	9,509,081

		41,178,480
BUILDING MATERIALS—7.25%
Cemex SAB de CV Series CPO(a)	47,564,440	34,438,881

		34,438,881
CHEMICALS—0.51%
Mexichem SAB de CV	2,387,100	2,406,024

		2,406,024
DIVERSIFIED FINANCIAL SERVICES—5.77%
Bolsa Mexicana de Valores SAB de CV(a)	835,200	506,984
Financiera Independencia SAB de CV	436,842	263,853
Grupo Financiero Banorte SAB de CV Series O	8,455,200	13,667,485
Grupo Financiero Inbursa SA Class O	4,898,400	12,981,037

		27,419,359
ENGINEERING & CONSTRUCTION—4.46%
Carso Infraestructura y Construccion SAB de CV Series B1(a)(b)	5,272,800	2,392,565
Empresas ICA SAB de CV(a)	2,636,474	3,791,984
Grupo Aeroportuario del Centro Norte SAB de CV	826,800	892,657
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,510,000	7,838,868
Grupo Aeroportuario del Sureste SA de CV Series B ADR	206,997	5,754,517
Promotora y Operadora de Infraestructura SAB de CV(a)(b)	390,000	511,755

		21,182,346
ENVIRONMENTAL CONTROL—0.00%
Promotora Ambiental SAB de CV(a)(b)	31,200	26,524

		26,524
FOOD—3.38%
Alsea SAB de CV(a)	1,560,045	731,437
Gruma SAB de CV Class B(a)	1,029,669	505,311
Grupo Bimbo SAB de CV Series A(b)	3,120,000	14,821,472

		16,058,220

FOREST PRODUCTS & PAPER—2.68%
Kimberly-Clark de Mexico SAB de CV Series A(b)	4,024,800	12,759,634

		12,759,634
HOLDING COMPANIES - DIVERSIFIED—3.90%
Alfa SAB de CV Series A	2,028,000	3,739,053
Grupo Carso SA de CV Series A1	6,021,630	14,807,436

		18,546,489
HOME BUILDERS—2.64%
Consorcio ARA SAB de CV	4,430,400	1,568,786
Corporacion Geo SAB de CV Series B(a)	2,570,560	2,352,223
Desarrolladora Homex SAB de CV(a)	1,404,030	4,077,994
Sare Holding SAB de CV Class B(a)	199,600	36,168
Urbi Desarrollos Urbanos SA de CV(a)	2,979,600	4,496,958

		12,532,129
HOUSEWARES—0.04%
Vitro SAB de CV Series A	280,800	173,208

		173,208
IRON & STEEL—0.18%
Cia Minera Autlan SAB de CV	296,400	512,015
Grupo Simec SAB de CV Class B(a)	234,000	352,811

		864,826
MACHINERY—0.20%
Industrias CH SA de CV Class B(a)	499,200	939,981

		939,981
MEDIA—5.74%
Grupo Televisa SA Series CPO	7,232,899	22,149,217
Megacable Holdings SAB de CV(a)	1,591,200	2,358,268
TV Azteca SAB de CV Series CPO	6,138,900	2,776,294

		27,283,779
MINING—3.92%
Grupo Mexico SA de CV Series B	21,148,656	13,604,119
Industrias Penoles SAB de CV(b)	577,200	5,032,034

		18,636,153
PHARMACEUTICALS—0.03%
Genomma Lab Internacional SAB de CV Class B(a)	173,100	130,560

		130,560
RETAIL—10.07%
Grupo Elektra SA de CV(b)	390,630	14,771,978
Grupo Famsa SAB de CV Class A(a)(b)	1,310,400	845,898
Wal-Mart de Mexico SAB de CV Series V(b)	11,622,000	32,220,448

		47,838,324
TELECOMMUNICATIONS—39.98%
America Movil SAB de CV Series L	71,303,440	110,467,843
Axtel SAB de CV Series CPO(a)	5,525,700	2,307,068
Carso Global Telecom SAB de CV Class A1(a)(b)	5,694,031	19,513,180
Grupo Iusacell SA de CV(a)	316,800	605,137
Maxcom Telecomunicaciones SAB de CV(a)(b)	608,400	388,145

Telefonos de Mexico SAB de CV Series L	35,864,400	32,709,849
Telmex Internacional SAB de CV Class L	47,424,000	23,953,685

		189,944,907

TOTAL COMMON STOCKS
(Cost: $978,470,688)		474,714,252

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.93%

MONEY MARKET FUNDS—7.93%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	68,103	68,103
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	37,590,858	37,590,858

		37,658,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,658,961)		37,658,961

TOTAL INVESTMENTS IN SECURITIES—107.84%
(Cost: $1,016,129,649)		512,373,213
Other Assets, Less Liabilities—(7.84)%		(37,228,035)

NET ASSETS—100.00%		$475,145,178

ADR	-	American Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.76%

BANKS—1.15%
SNS REAAL NV	215,800	$1,319,854

		1,319,854
BEVERAGES—4.87%
Heineken Holding NV	62,914	1,622,976
Heineken NV	143,756	3,949,220

		5,572,196
BIOTECHNOLOGY—0.52%
Crucell NV(a)	45,152	595,851

		595,851
BUILDING MATERIALS—0.13%
Wavin NV(b)	43,326	148,436

		148,436
CHEMICALS—7.09%
Akzo Nobel NV	158,530	5,374,961
Koninklijke DSM NV	118,524	2,732,679

		8,107,640
COMMERCIAL SERVICES—1.57%
Brunel International NV	5,641	61,701
Randstad Holding NV	72,542	1,349,892
USG People NV	35,358	387,640

		1,799,233
DIVERSIFIED FINANCIAL SERVICES—0.53%
BinckBank NV	40,338	285,612
KAS Bank NV	23,572	315,855

		601,467
ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
Draka Holding NV	10,435	96,659
InnoConcepts NV	24,236	172,217
TKH Group NV(b)	32,702	329,475

		598,351
ELECTRONICS—6.04%
Koninklijke Philips Electronics NV	426,620	6,907,474

		6,907,474
ENGINEERING & CONSTRUCTION—1.63%
Arcadis NV(b)	25,460	231,312

Koninklijke BAM Groep NV	68,392	481,643
Koninklijke Boskalis Westminster NV	40,670	1,155,462

		1,868,417
FOOD—26.43%
CSM NV	74,700	941,233
Koninklijke Ahold NV	585,316	6,492,006
Koninklijke Wessanen NV	86,984	493,372
Nutreco Holding NV	26,892	868,437
Sligro Food Group NV	20,750	381,517
Super de Boer NV(a)	40,681	139,374
Unilever NV	899,388	20,918,809

		30,234,748
HOLDING COMPANIES - DIVERSIFIED—0.67%
Eriks Group NV	6,142	222,896
Imtech NV	31,346	476,902
Ordina NV	22,541	70,076

		769,874
INSURANCE—9.43%
Aegon NV	843,280	3,959,141
ING Groep NV	815,060	6,825,916

		10,785,057
INVESTMENT COMPANIES—0.10%
Kardan NV	33,200	107,846

		107,846
MANUFACTURING—0.74%
Aalberts Industries NV(b)	57,570	418,580
Koninklijke Ten Cate NV	24,402	431,324

		849,904
MEDIA—8.14%
Reed Elsevier NV	448,366	5,268,307
Telegraaf Media Groep NV	18,924	230,762
Wolters Kluwer NV	226,258	3,811,236

		9,310,305
METAL FABRICATE & HARDWARE—0.10%
Advanced Metallurgical Group NV(a)(b)	12,237	117,388

		117,388
OFFICE & BUSINESS EQUIPMENT—0.19%
Oce NV	49,800	218,642

		218,642
OIL & GAS SERVICES—2.13%
Fugro NV CVA	34,528	1,090,933
SBM Offshore NV	86,818	1,345,095

		2,436,028
PHARMACEUTICALS—0.54%
OPG Groep NV	53,784	618,996

		618,996

REAL ESTATE INVESTMENT TRUSTS—4.47%
Corio NV	46,480	2,114,083
Eurocommercial Properties NV	25,232	762,002
VastNed Offices/Industrial NV	11,952	76,891
VastNed Retail NV	16,932	612,323
Wereldhave NV	19,588	1,543,012

		5,108,311
RETAIL—0.17%
Beter Bed Holding NV	9,799	101,958
Macintosh Retail Group NV	9,960	92,891

		194,849
SEMICONDUCTORS—4.00%
ASM International NV(a)(b)	26,892	216,341
ASML Holding NV	287,346	4,357,129

		4,573,470
SOFTWARE—0.36%
Exact Holding NV	5,978	101,266
TomTom NV(a)	35,358	204,364
Unit 4 Agresso NV	10,321	106,080

		411,710
TELECOMMUNICATIONS—11.63%
Koninklijke KPN NV	967,448	13,304,672

		13,304,672
TEXTILES—0.11%
Gamma Holding NV	9,296	124,445

		124,445
TRANSPORTATION—6.50%
Royal Vopak NV	33,366	963,616
Smit Internationale NV	9,130	505,108
TNT NV	285,188	5,970,938

		7,439,662

TOTAL COMMON STOCKS
(Cost: $221,287,380)		114,124,826

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.10%

MONEY MARKET FUNDS—1.10%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	3,959	3,959
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	1,256,141	1,256,141

		1,260,100

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,260,100)	1,260,100

TOTAL INVESTMENTS IN SECURITIES—100.86%
(Cost: $222,547,480)	115,384,926
Other Assets, Less Liabilities—(0.86)%	(984,422)

NET ASSETS—100.00%	$114,400,504

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—98.82%

AUSTRALIA—64.00%
AGL Energy Ltd.	1,183,156	$11,788,208
Alumina Ltd.	3,840,911	3,176,526
Amcor Ltd.	2,242,604	8,660,076
AMP Ltd.	5,005,904	17,505,366
Aristocrat Leisure Ltd.	879,132	2,249,889
ASX Ltd.	465,796	9,327,285
Australia and New Zealand Banking Group Ltd.	5,397,524	52,020,041
AXA Asia Pacific Holdings Ltd.	2,247,728	6,586,742
Babcock & Brown Ltd.	643,672	104,790
Bendigo and Adelaide Bank Ltd.	721,508	5,215,291
BHP Billiton Ltd.	8,940,160	180,476,798
Billabong International Ltd.	436,516	3,013,148
BlueScope Steel Ltd.	2,031,300	5,291,130
Boral Ltd.	1,578,436	4,101,231
Brambles Ltd.	3,722,464	17,574,497
Caltex Australia Ltd.	389,668	1,877,763
CFS Retail Property Trust	4,448,364	6,083,227
Coca-Cola Amatil Ltd.	1,445,456	8,142,080
Cochlear Ltd.	148,352	5,340,425
Commonwealth Bank of Australia	3,669,028	81,450,250
Computershare Ltd.	1,247,572	5,353,840
Crown Ltd.	1,240,932	3,749,560
CSL Ltd.	1,597,956	36,108,437
CSR Ltd.(a)	3,212,027	2,844,674
Dexus Property Group	7,785,552	4,208,060
Fortescue Metals Group Ltd.(a)(b)	3,337,188	4,476,744
Foster’s Group Ltd.	5,123,512	18,283,642
Goodman Fielder Ltd.	3,444,792	3,017,169
Goodman Group	7,330,736	4,582,824
GPT Group (The)	12,102,888	7,408,517
Harvey Norman Holdings Ltd.	1,527,196	2,138,197
Incitec Pivot Ltd.	4,499,222	7,764,217
Insurance Australia Group Ltd.	4,983,700	11,878,111
James Hardie Industries NV	1,179,740	2,919,337
John Fairfax Holdings Ltd.	3,312,056	2,911,695
Leighton Holdings Ltd.(a)	398,208	6,309,086
Lend Lease Corp. Ltd.	975,024	4,914,402
Lion Nathan Ltd.	764,696	4,322,380
Macquarie Airports	1,780,956	2,354,310
Macquarie Group Ltd.(a)	753,960	14,582,069
Macquarie Infrastructure Group(a)	6,462,584	7,364,761
Macquarie Office Trust	6,539,688	1,277,593
Metcash Ltd.	2,013,880	5,206,412
Mirvac Group	4,310,016	3,845,155

National Australia Bank Ltd.	4,961,984	64,624,880
Newcrest Mining Ltd.	1,208,288	19,316,852
Nufarm Ltd.	339,892	2,020,813
OneSteel Ltd.	2,235,040	3,740,527
Orica Ltd.	932,844	9,415,754
Origin Energy Ltd.	2,349,476	24,479,660
OZ Minerals Ltd.	7,969,803	2,854,465
Paladin Energy Ltd.(a)(b)	68,762	106,123
Perpetual Ltd.(a)	108,092	2,238,387
Qantas Airways Ltd.	2,503,928	3,782,894
QBE Insurance Group Ltd.(a)	2,365,092	36,578,513
Rio Tinto Ltd.	759,328	23,042,507
Santos Ltd.	1,582,828	15,564,138
Sims Metal Management Ltd.	403,576	3,600,479
Sonic Healthcare Ltd.	937,694	8,176,287
Stockland Corp. Ltd.	3,924,252	11,320,745
Suncorp-Metway Ltd.	2,536,380	12,965,772
Tabcorp Holdings Ltd.	1,367,376	6,241,951
Tatts Group Ltd.	3,033,896	4,978,696
Telstra Corp. Ltd.	11,595,124	30,656,024
Toll Holdings Ltd.	1,774,856	6,668,887
Transurban Group	3,100,508	10,034,683
Wesfarmers Ltd.	1,721,908	20,856,301
Wesfarmers Ltd. Partially Protected	390,400	4,738,819
Westfield Group(a)	4,682,116	45,673,929
Westpac Banking Corp.	5,029,816	58,597,196
Westpac Banking Corp. New(b)	1,986,410	22,960,516
Woodside Petroleum Ltd.	1,279,780	30,043,808
Woolworths Ltd.	3,235,196	56,461,158
WorleyParsons Ltd.	404,552	3,535,422

		1,143,082,141
HONG KONG—22.71%
ASM Pacific Technology Ltd.(a)	610,000	1,692,225
Bank of East Asia Ltd.(a)	3,904,000	8,462,701
BOC Hong Kong (Holdings) Ltd.	10,126,000	11,654,474
Cathay Pacific Airways Ltd.(a)	3,172,000	3,077,804
Cheung Kong (Holdings) Ltd.(a)	3,660,000	34,474,172
Cheung Kong Infrastructure Holdings Ltd.	1,220,000	4,722,489
Chinese Estates Holdings Ltd.	2,440,000	1,797,694
CLP Holdings Ltd.	5,491,000	38,967,633
Esprit Holdings Ltd.	2,806,000	13,215,099
Foxconn International Holdings Ltd.(a)(b)	5,612,000	1,448,230
Genting International PLC(a)(b)	8,052,000	2,108,482
Hang Lung Development Co. Ltd.	2,196,000	7,253,743
Hang Lung Properties Ltd.	5,612,736	12,094,307
Hang Seng Bank Ltd.	2,049,600	26,155,034
Henderson Land Development Co. Ltd.	2,928,056	9,936,307
Hong Kong Aircraft Engineering Co. Ltd.	97,600	881,531
Hong Kong and China Gas Co. Ltd. (The)(a)	10,762,661	19,164,109
Hong Kong Exchanges and Clearing Ltd.(a)	2,714,500	21,365,328
Hongkong Electric Holdings Ltd.	3,660,000	20,542,828
Hopewell Holdings Ltd.	1,708,000	4,429,695
Hutchison Telecommunications International Ltd.	4,636,000	1,292,073
Hutchison Whampoa Ltd.	5,643,000	28,323,671
Hysan Development Co. Ltd.	1,708,000	2,688,670
Kerry Properties Ltd.(a)	1,708,000	3,768,546
Kingboard Chemical Holdings Co. Ltd.	1,464,000	2,161,011

Li & Fung Ltd.(a)	5,857,600	10,732,427
Lifestyle International Holdings Ltd.	1,342,000	969,684
Link REIT (The)	5,734,000	10,905,487
Mongolia Energy Corp. Ltd.(b)	7,320,000	2,030,670
MTR Corp. Ltd.	3,904,000	8,674,268
New World Development Co. Ltd.	6,588,941	5,186,034
Noble Group Ltd.(a)	4,148,400	2,736,357
NWS Holdings Ltd.	2,196,000	2,521,809
Orient Overseas International Ltd.	559,000	888,612
Pacific Basin Shipping Ltd.	4,636,000	1,974,001
PCCW Ltd.(a)	10,248,845	4,681,317
Shangri-La Asia Ltd.	3,416,000	4,407,657
Sino Land Co. Ltd.(a)	4,880,000	3,589,092
Sun Hung Kai Properties Ltd.	3,660,000	28,972,472
Swire Pacific Ltd. Class A	2,196,000	14,734,166
Television Broadcasts Ltd.	732,000	2,502,919
Wharf Holdings Ltd. (The)(a)	3,660,000	8,689,380
Wheelock and Co. Ltd.(a)	2,196,000	4,165,236
Wing Hang Bank Ltd.	488,000	2,269,943
Yue Yuen Industrial Holdings Ltd.(a)	1,830,000	3,329,355

		405,638,742
NEW ZEALAND—1.02%
Auckland International Airport Ltd.	2,613,484	2,506,560
Contact Energy Ltd.	808,128	2,989,538
Fletcher Building Ltd.	1,289,784	3,944,313
Sky City Entertainment Group Ltd.	1,289,853	2,226,747
Telecom Corp. of New Zealand Ltd.	4,787,036	6,532,602

		18,199,760
SINGAPORE—11.09%
Ascendas Real Estate Investment Trust(a)	2,929,000	2,873,758
CapitaLand Ltd.(a)	4,636,000	8,513,189
CapitaMall Trust Management Ltd.(a)	3,172,622	3,575,496
City Developments Ltd.	1,235,000	4,732,209
ComfortDelGro Corp. Ltd.	5,124,000	4,619,735
COSCO Corp. (Singapore) Ltd.(a)	2,441,104	1,148,983
DBS Group Holdings Ltd.	2,928,000	18,246,014
Fraser and Neave Ltd.	2,684,150	5,053,523
Jardine Cycle & Carriage Ltd.	350,000	2,426,995
Keppel Corp. Ltd.	3,416,000	9,511,220
Neptune Orient Lines Ltd.(a)	1,708,000	1,177,580
Olam International Ltd.(a)	3,172,600	1,977,025
Oversea-Chinese Banking Corp.	6,832,600	23,327,184
Parkway Holdings Ltd.	2,440,968	2,087,473
SembCorp Industries Ltd.	2,684,240	3,914,832
SembCorp Marine Ltd.(a)	2,250,200	2,386,768
Singapore Airlines Ltd.	1,464,800	10,099,056
Singapore Exchange Ltd.(a)	2,196,000	7,133,415
Singapore Press Holdings Ltd.	4,148,517	9,763,158
Singapore Technologies Engineering Ltd.	3,660,000	5,726,143
Singapore Telecommunications Ltd.	21,472,328	36,298,476
United Overseas Bank Ltd.	3,172,000	27,715,178
UOL Group Ltd.	1,220,000	1,657,993
Wilmar International Ltd.(a)	2,196,000	4,047,121

		198,012,524

TOTAL COMMON STOCKS
(Cost: $2,715,313,315)		1,764,933,167

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.70%

MONEY MARKET FUNDS—9.70%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	969,491	969,491
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	172,313,125	172,313,125

		173,282,616

TOTAL SHORT-TERM INVESTMENTS
(Cost: $173,282,616)		173,282,616

TOTAL INVESTMENTS IN SECURITIES—108.52%
(Cost: $2,888,595,931)		1,938,215,783
Other Assets, Less Liabilities—(8.52)%		(152,126,413)

NET ASSETS—100.00%		$1,786,089,370

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.68%

AGRICULTURE—2.95%
Golden Agri-Resources Ltd.	54,473,000	$8,125,178
Wilmar International Ltd.(a)	8,113,000	14,951,864

		23,077,042
AIRLINES—4.47%
Singapore Airlines Ltd.	5,076,467	34,999,673

		34,999,673
BANKS—33.30%
DBS Group Holdings Ltd.(a)	11,157,000	69,525,540
Oversea-Chinese Banking Corp.	24,339,000	83,095,794
United Overseas Bank Ltd.	12,387,000	108,230,740

		260,852,074
BEVERAGES—2.78%
Fraser and Neave Ltd.	11,590,000	21,820,809

		21,820,809
DISTRIBUTION & WHOLESALE—1.26%
Jardine Cycle & Carriage Ltd.(a)	1,419,000	9,839,729

		9,839,729
DIVERSIFIED FINANCIAL SERVICES—3.89%
Singapore Exchange Ltd.(a)	9,371,000	30,440,452

		30,440,452
ENGINEERING & CONSTRUCTION—4.95%
SembCorp Industries Ltd.	10,431,000	15,213,100
Singapore Technologies Engineering Ltd.	15,067,000	23,572,621

		38,785,721
FOOD—1.01%
Olam International Ltd.(a)	12,752,000	7,946,488

		7,946,488
HEALTH CARE - SERVICES—1.14%
Parkway Holdings Ltd.	10,452,533	8,938,823

		8,938,823
HOLDING COMPANIES - DIVERSIFIED—5.34%
Keppel Corp. Ltd.(a)	10,911,000	30,379,661
Noble Group Ltd.(a)	17,385,000	11,467,450

		41,847,111

MEDIA—4.53%
Singapore Press Holdings Ltd.(a)	15,067,000	35,458,815

		35,458,815
REAL ESTATE—9.17%
CapitaLand Ltd.	17,655,000	32,420,266
City Developments Ltd.	6,095,000	23,354,503
Genting International PLC(a)(b)	31,293,000	8,194,329
UOL Group Ltd.	5,795,000	7,875,468

		71,844,566
REAL ESTATE INVESTMENT TRUSTS—3.45%
Ascendas Real Estate Investment Trust	11,590,000	11,371,408
CapitaMall Trust Management Ltd.(a)	13,908,000	15,674,103

		27,045,511
SHIPBUILDING—1.25%
SembCorp Marine Ltd.(a)	9,272,000	9,834,731

		9,834,731
TELECOMMUNICATIONS—16.76%
Singapore Telecommunications Ltd.	77,653,568	131,271,569

		131,271,569
TRANSPORTATION—3.43%
ComfortDelGro Corp. Ltd.	20,862,000	18,808,923
COSCO Corp. (Singapore) Ltd.(a)	10,431,000	4,909,682
Neptune Orient Lines Ltd.(a)	4,636,000	3,196,288

		26,914,893

TOTAL COMMON STOCKS
(Cost: $1,464,837,767)		780,918,007

Security	Shares	Value

SHORT-TERM INVESTMENTS—11.77%

MONEY MARKET FUNDS—11.77%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	187,464	187,464
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	92,066,814	92,066,814

		92,254,278

TOTAL SHORT-TERM INVESTMENTS
(Cost: $92,254,278)		92,254,278

TOTAL INVESTMENTS IN SECURITIES—111.45%
(Cost: $1,557,092,045)		873,172,285
Other Assets, Less Liabilities—(11.45)%		(89,729,380)

NET ASSETS—100.00%		$783,442,905

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.20%

BANKS—15.10%
Absa Group Ltd.	602,286	$6,193,372
FirstRand Ltd.	5,553,108	9,103,410
Nedbank Group Ltd.	415,510	3,859,910
Standard Bank Group Ltd.	2,261,144	19,450,459

		38,607,151
BUILDING MATERIALS—1.27%
Pretoria Portland Cement Co. Ltd.	1,062,640	3,246,499

		3,246,499
DIVERSIFIED FINANCIAL SERVICES—3.76%
African Bank Investments Ltd.	1,488,362	4,029,574
Investec Ltd.	415,066	1,773,249
RMB Holdings Ltd.	1,433,602	3,801,555

		9,604,378
ELECTRONICS—0.62%
Reunert Ltd.	348,984	1,594,951

		1,594,951
ENGINEERING & CONSTRUCTION—2.01%
Aveng Ltd.	787,730	2,269,653
Murray & Roberts Holdings Ltd.	590,742	2,870,059

		5,139,712
FOOD—3.23%
Shoprite Holdings Ltd.	859,288	3,860,587
Tiger Brands Ltd.	324,490	4,384,543

		8,245,130
FOREST PRODUCTS & PAPER—0.57%
Sappi Ltd.(a)	405,890	1,457,809

		1,457,809
HEALTH CARE - PRODUCTS—0.74%
Aspen Pharmacare Holdings Ltd.(b)	511,562	1,903,418

		1,903,418
HEALTH CARE - SERVICES—0.66%
Network Healthcare Holdings Ltd.(b)	2,198,688	1,682,048

		1,682,048
HOLDING COMPANIES - DIVERSIFIED—5.88%
Barloworld Ltd.(a)	402,930	1,797,063
Bidvest Group Ltd.	524,734	4,963,182

Imperial Holdings Ltd.	329,004	1,644,195
Remgro Ltd.	909,090	6,638,627

		15,043,067
HOME FURNISHINGS—0.88%
Steinhoff International Holdings Ltd.(b)	2,133,938	2,257,956

		2,257,956
INSURANCE—3.25%
Liberty Group Ltd.(c)	237,192	1,437,520
Sanlam Ltd.	4,187,068	6,864,012

		8,301,532
IRON & STEEL—2.29%
ArcelorMittal South Africa Ltd.	396,640	3,389,058
Kumba Iron Ore Ltd.	156,510	2,456,876

		5,845,934
MEDIA—4.53%
Naspers Ltd.	755,540	11,575,131

		11,575,131
MINING—20.39%
African Rainbow Minerals Ltd.	230,066	2,304,077
Anglo Platinum Ltd.	141,118	6,505,557
AngloGold Ashanti Ltd.(a)	552,854	12,029,252
Exxaro Resources Ltd.	242,794	1,722,345
Gold Fields Ltd.	1,226,476	10,199,258
Harmony Gold Mining Co. Ltd.(b)	677,396	5,787,955
Impala Platinum Holdings Ltd.	1,058,274	13,037,787
Northam Platinum Ltd.	252,326	536,488

		52,122,719
OIL & GAS—13.26%
Sasol Ltd.	1,187,182	33,889,661

		33,889,661
REAL ESTATE—1.49%
Growthpoint Properties Ltd.	2,530,874	3,822,066

		3,822,066
RETAIL—4.31%
Foschini Ltd.	427,276	1,819,045
Massmart Holdings Ltd.(a)	397,898	3,166,960
Pick’n Pay Stores Ltd.	449,550	1,442,662
Truworths International Ltd.	846,412	2,666,626
Woolworths Holdings Ltd.	1,570,798	1,911,791

		11,007,084
TELECOMMUNICATIONS—14.96%
MTN Group Ltd.	3,128,942	32,517,209
Telkom South Africa Ltd.	565,804	5,733,902

		38,251,111

TOTAL COMMON STOCKS
(Cost: $482,739,486)		253,597,357

Security	Shares	Value

RIGHTS—0.32%

FOREST PRODUCTS & PAPER—0.32%
Sappi Ltd.(b)	549,245	813,086

		813,086

TOTAL RIGHTS
(Cost: $2,598,216)		813,086

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.74%

MONEY MARKET FUNDS—0.74%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(d)(e)	4,747	4,747
BGI Cash Premier Fund LLC
1.90%(d)(e)(f)	1,898,972	1,898,972

		1,903,719

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,903,719)		1,903,719

TOTAL INVESTMENTS IN SECURITIES—100.26%
(Cost: $487,241,421)		256,314,162
Other Assets, Less Liabilities—(0.26)%		(676,512)

NET ASSETS—100.00%		$255,637,650

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—97.20%

AGRICULTURE—3.11%
KT&G Corp.	610,376	$33,822,060

		33,822,060
AIRLINES—0.46%
Korean Air Co. Ltd.	191,312	5,026,987

		5,026,987
AUTO MANUFACTURERS—2.66%
Hyundai Motor Co. Ltd.(a)	847,230	23,934,680
Kia Motors Corp.(a)(b)	1,047,650	4,992,206

		28,926,886
AUTO PARTS & EQUIPMENT—1.64%
Hankook Tire Co. Ltd.(a)	501,050	4,706,937
Hyundai Mobis	309,746	13,073,010

		17,779,947
BANKS—1.61%
Daegu Bank	674,140	3,189,430
Industrial Bank of Korea	992,990	4,697,944
Korea Exchange Bank	1,393,830	6,841,058
Pusan Bank	665,030	2,738,891

		17,467,323
BEVERAGES—0.32%
Hite Brewery Co. Ltd.(a)(b)	28,241	3,470,048

		3,470,048
CHEMICALS—3.06%
DC Chemical Co. Ltd.(a)	63,770	8,703,802
Hanwha Chemical Corp.	391,730	1,330,655
Honam Petrochemical Corp.	81,990	2,469,746
KCC Corp.(a)	27,330	4,762,750
Korea Zinc Co. Ltd.(a)	45,550	2,145,718
LG Chem Ltd.(a)	291,525	13,792,367

		33,205,038
COMMERCIAL SERVICES—0.30%
S1 Corp.	91,100	3,193,771

		3,193,771
COSMETICS & PERSONAL CARE—0.73%
AmorePacific Corp.(a)	18,220	7,875,901

		7,875,901

DISTRIBUTION & WHOLESALE—2.86%
Daewoo International Corp.	255,080	3,090,826
Hanwha Corp.	245,970	3,097,648
Hyosung Corp.(a)	127,545	2,952,029
Samsung C&T Corp.	728,800	19,596,732
SK Networks Co. Ltd.(a)(b)	400,840	2,373,933

		31,111,168
DIVERSIFIED FINANCIAL SERVICES—11.77%
Daewoo Securities Co. Ltd.(a)	674,140	4,818,564
Hana Financial Group Inc.	692,361	8,248,004
Hyundai Securities Co. Ltd.(a)	747,027	3,778,360
KB Financial Group Inc.(b)	1,840,229	37,831,801
Korea Investment Holdings Co. Ltd.	218,645	3,720,984
Mirae Asset Securities Co. Ltd.(a)	118,434	5,095,322
Samsung Card Co. Ltd.(a)	200,425	4,857,134
Samsung Securities Co.(a)	273,300	11,627,808
Shinhan Financial Group Ltd.	1,840,220	38,207,427
Woori Finance Holdings Co. Ltd.	1,321,700	6,406,061
Woori Investment & Securities Co. Ltd.	473,720	3,337,646

		127,929,111
ELECTRIC—2.45%
Korea Electric Power Corp.(a)	1,402,940	26,597,603

		26,597,603
ELECTRICAL COMPONENTS & EQUIPMENT—3.12%
LG Electronics Inc.(a)	519,276	27,748,922
LS Corp.	100,210	4,747,867
Taihan Electric Wire Co. Ltd.	136,650	1,423,244

		33,920,033
ELECTRONICS—2.69%
LG Display Co. Ltd.(a)	982,440	13,843,777
Samsung Electro-Mechanics Co. Ltd.(a)	327,960	7,691,097
Samsung SDI Co. Ltd.(a)(b)	191,310	7,735,748

		29,270,622
ENGINEERING & CONSTRUCTION—3.55%
Daelim Industrial Co. Ltd.	154,870	3,479,040
Daewoo Engineering & Construction Co. Ltd.(a)	974,774	5,441,216
Doosan Heavy Industries & Construction Co. Ltd.(a)	173,090	6,197,777
GS Engineering & Construction Corp.	182,200	6,127,080
Hanjin Heavy Industries & Construction Co. Ltd.(a)	173,106	2,345,003
Hyundai Engineering & Construction Co. Inc.(a)	273,308	9,321,124
Kumho Industrial Co. Ltd.(a)	127,540	1,085,262
Samsung Engineering Co. Ltd.	173,090	4,601,201

		38,597,703
ENVIRONMENTAL CONTROL—0.42%
Woongjin Coway Co. Ltd.	264,190	4,496,086

		4,496,086
FOOD—0.69%
CJ CheilJedang Corp.(b)	40,084	4,611,434
Lotte Confectionery Co. Ltd.(a)	3,500	2,918,652

		7,530,086

GAS—0.45%
Korea Gas Corp.	127,540	4,896,703

		4,896,703
HOLDING COMPANIES - DIVERSIFIED—1.74%
GS Holdings Corp.	282,410	4,171,747
LG Corp.(a)	519,271	14,669,671

		18,841,418
HOME BUILDERS—0.62%
Hyundai Development Co.(a)	327,967	6,764,738

		6,764,738
HOUSEHOLD PRODUCTS & WARES—0.57%
LG Household & Health Care Ltd.(a)	54,660	6,213,901

		6,213,901
INSURANCE—2.73%
Dongbu Insurance Co. Ltd.	191,310	2,018,587
Samsung Fire & Marine Insurance Co. Ltd.	209,545	27,601,741

		29,620,328
INTERNET—1.89%
LG Dacom Corp.	227,750	3,023,230
NHN Corp.(b)	210,441	17,548,688

		20,571,918
IRON & STEEL—8.09%
Dongkuk Steel Mill Co. Ltd.	200,421	3,144,795
Hyundai Steel Co.(a)	300,635	6,743,311
POSCO	337,070	78,014,840

		87,902,946
LODGING—0.44%
Kangwon Land Inc.(a)	583,042	4,762,767

		4,762,767
MACHINERY—0.34%
Doosan Infracore Co. Ltd.(a)	419,060	3,708,496

		3,708,496
MANUFACTURING—0.88%
Cheil Industries Inc.	255,080	6,928,313
Doosan Corp.(a)(b)	54,660	2,638,117

		9,566,430
MULTIPLE UTILITIES—0.73%
KT Freetel Co. Ltd.(b)	409,950	7,953,421

		7,953,421
OIL & GAS—3.44%
SK Corp.	191,314	11,200,139
SK Energy Co. Ltd.	327,962	15,181,359
S-Oil Corp.(a)	245,970	11,034,325

		37,415,823
PHARMACEUTICALS—0.56%
Yuhan Corp.	41,906	6,090,491

		6,090,491

RETAIL—3.16%
Hyundai Department Store Co. Ltd.	81,990	3,075,323
Lotte Shopping Co. Ltd.	54,665	6,661,018
Shinsegae Co. Ltd.(a)	81,990	24,641,651

		34,377,992
SEMICONDUCTORS—19.67%
Hynix Semiconductor Inc.(a)(b)	1,776,450	8,960,854
Samsung Electronics Co. Ltd.	601,260	198,919,238
Samsung Techwin Co. Ltd.(a)	291,520	5,883,981

		213,764,073
SHIPBUILDING—4.50%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	519,270	5,372,977
Hyundai Heavy Industries Co. Ltd.(a)	227,750	23,875,766
Hyundai Mipo Dockyard Co. Ltd.(a)	63,770	5,534,837
Samsung Heavy Industries Co. Ltd.(a)	883,670	12,000,828
STX Shipbuilding Co. Ltd.(a)	255,080	2,083,703

		48,868,111
TELECOMMUNICATIONS—4.93%
KT Corp.	491,941	11,168,300
KT Corp. SP ADR	455,500	5,165,370
LG Telecom Ltd.	737,913	5,425,092
SK Telecom Co. Ltd.	116,380	17,231,212
SK Telecom Co. Ltd. ADR	901,926	14,620,220

		53,610,194
TRANSPORTATION—1.02%
Hanjin Shipping Co. Ltd.(a)	309,740	3,331,444
Korea Express Co. Ltd.(b)	52,838	3,093,307
Korea Line Corp.	36,460	1,422,163
STX Pan Ocean Co. Ltd.(a)	5,739,300	3,223,228

		11,070,142

TOTAL COMMON STOCKS
(Cost: $1,375,119,214)		1,056,220,265

Security	Shares	Value

PREFERRED STOCKS—2.65%

AUTO MANUFACTURERS—0.19%
Hyundai Motor Co. Ltd.(a)	209,530	2,032,541

		2,032,541
ELECTRICAL COMPONENTS & EQUIPMENT—0.18%
LG Electronics Inc.(a)	100,216	2,005,685

		2,005,685
SEMICONDUCTORS—2.28%
Samsung Electronics Co. Ltd.(a)	109,320	24,818,393

		24,818,393

TOTAL PREFERRED STOCKS
(Cost: $52,062,534)		28,856,619

Security	Shares	Value

SHORT-TERM INVESTMENTS—15.24%

MONEY MARKET FUNDS—15.24%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	1,745,465	1,745,465
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	163,882,147	163,882,147

		165,627,612

TOTAL SHORT-TERM INVESTMENTS
(Cost: $165,627,612)		165,627,612

TOTAL INVESTMENTS IN SECURITIES—115.09%
(Cost: $1,592,809,360)		1,250,704,496
Other Assets, Less Liabilities—(15.09)%		(164,028,606)

NET ASSETS—100.00%		$1,086,675,890

ADR	-	American Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.79%

AIRLINES—0.28%
Iberia Lineas Aereas de Espana SA	289,608	$712,918

		712,918
BANKS—34.58%
Banco Bilbao Vizcaya Argentaria SA	2,063,754	21,316,197
Banco de Sabadell SA(a)	1,011,386	6,673,408
Banco de Valencia SA	194,040	1,932,806
Banco Popular Espanol SA(a)	1,285,416	10,177,842
Banco Santander SA	4,389,066	35,810,508
Banco Santander SA Temporary(b)	1,130,517	9,223,919
Bankinter SA(a)	308,385	2,641,341

		87,776,021
COMMERCIAL SERVICES—3.42%
Abertis Infraestructuras SA	423,522	7,115,270
Cintra Concesiones de Infraestructuras de Transporte SA(a)	190,183	1,508,270
Cintra Concesiones de Infraestructuras de Transporte SA Temporary(a)(b)	9,124	72,359

		8,695,899
COMPUTERS—1.41%
Indra Sistemas SA(a)	175,798	3,569,121

		3,569,121
DIVERSIFIED FINANCIAL SERVICES—1.82%
Criteria CaixaCorp SA	1,361,151	4,611,529

		4,611,529
ELECTRIC—10.50%
Iberdrola SA	1,619,244	11,958,114
Red Electrica Corporacion SA	150,282	6,632,297
Union Fenosa SA	370,458	8,052,370

		26,642,781
ENERGY - ALTERNATE SOURCES—1.18%
Gamesa Corporacion Tecnologica SA	179,586	2,989,742

		2,989,742
ENGINEERING & CONSTRUCTION—6.23%
Acciona SA	35,046	3,155,137
Actividades de Construcciones y Servicios SA(a)	240,647	9,493,548
Fomento de Construcciones y Contratas SA(a)	40,207	1,462,195
Grupo Ferrovial SA(a)	51,579	1,291,301
Sacyr Vallehermoso SA(a)	42,926	411,784

		15,813,965

GAS—3.75%
Enagas SA	188,103	3,475,238
Gas Natural SDG SA	220,374	6,051,249

		9,526,487
INSURANCE—2.42%
Mapfre SA(a)	1,957,843	6,136,238

		6,136,238
IRON & STEEL—0.61%
Acerinox SA(a)	116,951	1,562,643

		1,562,643
MACHINERY—0.73%
Zardoya Otis SA(a)	106,680	1,845,042

		1,845,042
MEDIA—0.41%
Gestevision Telecinco SA	119,262	1,047,214

		1,047,214
OIL & GAS—4.29%
Repsol YPF SA	564,642	10,890,408

		10,890,408
PHARMACEUTICALS—0.82%
Grifols SA	122,179	2,091,394

		2,091,394
RETAIL—2.95%
Industria de Diseno Textil SA(a)	224,730	7,499,705

		7,499,705
TELECOMMUNICATIONS—24.39%
Telefonica SA	3,072,069	61,902,596

		61,902,596

TOTAL COMMON STOCKS
(Cost: $464,226,104)		253,313,703

Security	Shares	Value

RIGHTS—0.01%

INSURANCE—0.01%
Mapfre SA(a)(c)	2,017,171	25,596

		25,596

TOTAL RIGHTS
(Cost: $0)		25,596

Security	Shares	Value

SHORT-TERM INVESTMENTS—19.68%

MONEY MARKET FUNDS—19.68%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(d)(e)	68,965	68,965
BGI Cash Premier Fund LLC
1.90%(d)(e)(f)	49,878,268	49,878,268

		49,947,233

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,947,233)		49,947,233

TOTAL INVESTMENTS IN SECURITIES—119.48%
(Cost: $514,173,337)		303,286,532
Other Assets, Less Liabilities—(19.48)%		(49,441,771)

NET ASSETS—100.00%		$253,844,761

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.69%

AGRICULTURE—2.63%
Swedish Match AB	204,736	$3,121,939

		3,121,939
AUTO MANUFACTURERS—1.94%
Scania AB Class B	292,656	2,294,533

		2,294,533
BANKS—19.63%
Nordea Bank AB	1,671,152	11,988,237
Skandinaviska Enskilda Banken AB Class A	374,976	3,148,296
Svenska Handelsbanken AB Class A	364,448	6,052,309
Swedbank AB Class A	291,872	2,081,170

		23,270,012
COMMERCIAL SERVICES—2.00%
Securitas AB Class B	250,880	2,369,686

		2,369,686
ENGINEERING & CONSTRUCTION—1.90%
Skanska AB Class B	304,528	2,246,614

		2,246,614
FOREST PRODUCTS & PAPER—3.95%
Holmen AB Class B	42,672	1,027,403
Svenska Cellulosa AB Class B	454,048	3,658,015

		4,685,418
HAND & MACHINE TOOLS—3.92%
Sandvik AB	790,832	4,647,875

		4,647,875
HEALTH CARE - PRODUCTS—1.45%
Getinge AB Class B	144,256	1,723,249

		1,723,249
HOME FURNISHINGS—1.47%
Electrolux AB Class B	205,520	1,738,233

		1,738,233
HOUSEHOLD PRODUCTS & WARES—1.07%
Husqvarna AB Class B(a)	220,192	1,269,643

		1,269,643
INVESTMENT COMPANIES—4.35%
Investor AB Class B	366,576	5,159,791

		5,159,791

IRON & STEEL—1.42%
SSAB Svenskt Stal AB Class A	147,056	1,166,592
SSAB Svenskt Stal AB Class B	68,656	514,977

		1,681,569
MACHINERY—9.26%
Atlas Copco AB Class A	538,048	3,786,684
Atlas Copco AB Class B	312,032	1,945,601
Volvo AB Class A	335,776	1,533,962
Volvo AB Class B(a)	836,752	3,708,980

		10,975,227
MANUFACTURING—1.95%
Alfa Laval AB	295,344	2,306,492

		2,306,492
MEDIA—0.60%
Modern Times Group MTG AB Class B	41,104	715,594

		715,594
METAL FABRICATE & HARDWARE—4.18%
Assa Abloy AB Class B	253,120	2,445,536
SKF AB Class B	316,176	2,508,218

		4,953,754
OIL & GAS—0.73%
Lundin Petroleum AB(b)	177,408	858,663

		858,663
RETAIL—12.74%
Hennes & Mauritz AB Class B(a)	410,480	15,103,288

		15,103,288
TELECOMMUNICATIONS—24.50%
Millicom International Cellular SA SDR	56,336	2,072,839
Tele2 AB Class B	244,944	1,988,501
Telefonaktiebolaget LM Ericsson AB Class B	2,377,425	16,908,012
TeliaSonera AB	1,801,184	8,072,870

		29,042,222

TOTAL COMMON STOCKS
(Cost: $277,759,378)		118,163,802

Security	Shares	Value

RIGHTS—0.17%

BANKS—0.15%
Swedbank AB(b)(c)	291,872	175,683

		175,683
HEALTH CARE - PRODUCTS—0.02%
Getinge AB(b)(c)	144,256	26,222

		26,222

TOTAL RIGHTS
(Cost: $0)		201,905

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.58%

MONEY MARKET FUNDS—5.58%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(d)(e)	15,584	15,584
BGI Cash Premier Fund LLC
1.90%(d)(e)(f)	6,601,836	6,601,836

		6,617,420

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,617,420)		6,617,420

TOTAL INVESTMENTS IN SECURITIES—105.44%
(Cost: $284,376,798)		124,983,127
Other Assets, Less Liabilities—(5.44)%		(6,451,513)

NET ASSETS—100.00%		$118,531,614

SDR	-	Swedish Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.49%

BANKS—7.56%
Baloise Holding Registered	22,509	$1,250,860
Credit Suisse Group AG Registered	573,300	16,831,086
EFG International AG	49,686	787,433
Julius Baer Holding AG Registered	128,702	4,212,894

		23,082,273
BUILDING MATERIALS—2.40%
Geberit AG Registered	20,769	1,908,221
Holcim Ltd. Registered	122,386	5,425,831

		7,334,052
CHEMICALS—6.66%
Givaudan SA Registered	5,735	3,751,251
Lonza Group AG Registered	67,473	5,552,156
Syngenta AG Registered	61,299	11,011,766

		20,315,173
COMMERCIAL SERVICES—1.61%
Adecco SA Registered	67,821	2,012,324
SGS SA Registered	3,434	2,911,966

		4,924,290
COMPUTERS—0.38%
Logitech International SA Registered(a)(b)	88,127	1,146,344

		1,146,344
DIVERSIFIED FINANCIAL SERVICES—4.91%
UBS AG Registered(a)	1,202,019	14,992,457

		14,992,457
ELECTRIC—0.21%
BKW FMB Energie AG	6,909	631,375

		631,375
ENGINEERING & CONSTRUCTION—4.75%
ABB Ltd. Registered(a)	1,123,227	14,499,814

		14,499,814
FOOD—21.20%
Aryzta AG(a)	6,224	166,277
Aryzta AG Dublin(a)	30,379	806,808
Lindt & Spruengli AG Participation Certificates	1,029	1,990,820
Lindt & Sprungli AG	147	3,619,784
Nestle SA Registered	1,606,857	58,128,100

		64,711,789

HAND & MACHINE TOOLS—0.42%
Schindler Holding AG Participation Certificates	31,458	1,274,222

		1,274,222
HEALTH CARE - PRODUCTS—4.90%
Nobel Biocare Holding AG Registered	117,901	1,787,952
Sonova Holding AG Registered	42,522	2,284,247
Straumann Holding AG Registered(b)	9,864	1,309,894
Synthes Inc.	82,614	9,569,662

		14,951,755
INSURANCE—8.44%
Swiss Life Holding AG Registered(a)	19,437	1,189,759
Swiss Reinsurance Co. Registered(b)	223,829	9,121,587
Zurich Financial Services AG Registered	79,380	15,455,786

		25,767,132
INVESTMENT COMPANIES—0.66%
Pargesa Holding SA Bearer	26,343	2,021,296

		2,021,296
MANUFACTURING—0.20%
Sulzer AG Registered	11,172	596,931

		596,931
PHARMACEUTICALS—29.49%
Actelion Ltd. Registered(a)	57,918	2,605,869
Novartis AG Registered	952,560	44,308,764
Roche Holding AG Genusschein	307,818	43,081,596

		89,996,229
RETAIL—2.78%
Compagnie Financiere Richemont SA Class A Bearer Units	284,592	4,939,035
Swatch Group AG (The) Bearer	21,264	2,503,398
Swatch Group AG (The) Registered	46,305	1,029,297

		8,471,730
TELECOMMUNICATIONS—2.36%
Swisscom AG Registered	25,231	7,213,160

		7,213,160
TRANSPORTATION—0.56%
Kuehne & Nagel International AG Registered	28,371	1,722,604

		1,722,604

TOTAL COMMON STOCKS
(Cost: $435,758,847)		303,652,626

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.65%

MONEY MARKET FUNDS—3.65%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	57,154	57,154
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	11,087,067	11,087,067

		11,144,221

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,144,221)		11,144,221

TOTAL INVESTMENTS IN SECURITIES—103.14%
(Cost: $446,903,068)		314,796,847
Other Assets, Less Liabilities—(3.14)%		(9,584,665)

NET ASSETS—100.00%		$305,212,182

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.83%

AIRLINES—0.44%
China Airlines(a)	11,479,588	$2,693,250
EVA Airways Corp.(a)	14,128,396	3,314,691

		6,007,941
APPAREL—0.50%
Pou Chen Corp.	15,011,594	6,876,951

		6,876,951
AUTO MANUFACTURERS—0.19%
Yulon Motor Co. Ltd.	6,181,362	2,599,629

		2,599,629
AUTO PARTS & EQUIPMENT—0.34%
Cheng Shin Rubber Industry Co. Ltd.	5,298,084	4,679,133

		4,679,133
BANKS—7.42%
Chang Hwa Commercial Bank Ltd.	29,139,446	10,591,706
Chinatrust Financial Holding Co. Ltd.	60,927,342	20,590,363
E.Sun Financial Holding Co. Ltd.	22,958,913	6,000,257
First Financial Holding Co. Ltd.	32,671,187	14,966,974
Hua Nan Financial Holdings Co. Ltd.	22,958,824	11,172,848
Mega Financial Holding Co. Ltd.	61,810,136	18,939,090
Taishin Financial Holdings Co. Ltd.	30,022,439	4,725,813
Taiwan Business Bank(a)	15,011,000	2,976,136
Taiwan Cooperative Bank Ltd.	24,724,650	11,252,319

		101,215,506
BUILDING MATERIALS—2.26%
Asia Cement Corp.	13,245,618	10,743,239
Taiwan Cement Corp.	21,192,558	15,724,599
Taiwan Glass Industrial Corp.	7,064,196	4,350,266

		30,818,104
CHEMICALS—9.27%
Eternal Chemical Co. Ltd.	5,298,066	2,705,612
Formosa Chemicals & Fibre Co.	21,192,393	29,666,422
Formosa Plastics Corp.	30,022,111	43,875,626
Nan Ya Plastic Corp.	37,086,447	42,501,966
Taiwan Fertilizer Co. Ltd.	5,298,000	7,671,111

		126,420,737
COMMERCIAL SERVICES—0.17%
Taiwan Secom Co. Ltd.	1,766,610	2,303,189

		2,303,189

COMPUTERS—10.67%
Acer Inc.	18,543,516	23,507,356
Advantech Co. Ltd.	2,649,293	3,310,721
CMC Magnetics Corp.(a)	19,426,400	2,573,535
Compal Electronics Inc.	28,256,348	14,599,693
Foxconn Technology Co. Ltd.	3,533,106	7,312,656
HTC Corp.	4,415,788	43,641,871
Innolux Display Corp.	13,696,912	7,858,783
Inotera Memories Inc.(a)	6,181,000	1,292,312
Inventec Co. Ltd.	13,245,652	3,386,118
Lite-On Technology Corp.	15,011,893	10,574,931
MiTAC International Corp.	9,235,585	3,204,392
Qisda Corp.	9,713,211	1,809,063
Quanta Computer Inc.	15,011,387	16,233,889
Wistron Corp.	9,379,396	6,198,646

		145,503,966
DIVERSIFIED FINANCIAL SERVICES—4.24%
Fubon Financial Holding Co. Ltd.	31,788,000	19,050,455
KGI Securities Co. Ltd.	15,894,000	4,430,783
Polaris Securities Co. Ltd.	15,894,991	4,894,219
SinoPac Financial Holdings Co. Ltd.	45,033,193	9,212,534
Yuanta Financial Holding Co. Ltd.	52,980,076	20,212,291

		57,800,282
ELECTRICAL COMPONENTS & EQUIPMENT—2.23%
Delta Electronics Inc.	11,479,648	22,242,702
Pacific Electric Wire & Cable Co. Ltd.(b)	986	0
Tatung Co. Ltd.(a)	26,490,120	4,464,225
Walsin Lihwa Corp.	19,426,069	3,723,101

		30,430,028
ELECTRONICS—13.81%
ASUSTeK Computer Inc.	28,256,243	32,212,575
AU Optronics Corp.	52,980,884	32,706,214
Cheng Uei Precision Industry Co. Ltd.	2,649,325	2,618,366
Chi Mei Optoelectronics Corp.	33,554,629	9,807,640
Chunghwa Picture Tubes Ltd.	52,980,105	3,899,224
HannStar Display Corp.	32,671,675	3,709,902
Hon Hai Precision Industry Co. Ltd.	44,150,589	85,412,537
Kinsus Interconnect Technology Corp.	1,778,043	1,690,500
Nan Ya Printed Circuit Board Corp.	1,766,739	3,608,947
Synnex Technology International Corp.	7,064,502	7,204,778
Tripod Technology Corp.	2,855,682	2,719,370
Unimicron Technology Corp.	6,260,794	2,802,302
Ya Hsin Industrial Co. Ltd.(b)	6,845,461	21

		188,392,376
ENERGY - ALTERNATE SOURCES—0.16%
Motech Industries Inc.	1,110,408	2,164,844

		2,164,844
FOOD—1.55%
Uni-President Enterprises Co.	22,075,908	21,187,938

		21,187,938

HOME FURNISHINGS—0.29%
Teco Electric and Machinery Co. Ltd.	13,245,092	3,974,841

		3,974,841
INSURANCE—3.94%
Cathay Financial Holding Co. Ltd.	44,150,200	45,756,313
Shin Kong Financial Holding Co. Ltd.	30,022,490	7,927,474

		53,683,787
INVESTMENT COMPANIES—0.98%
China Development Financial Holding Co.	67,108,496	13,385,816

		13,385,816
IRON & STEEL—3.87%
China Steel Corp.	70,640,484	46,897,014
Feng Hsin Iron & Steel Co.	2,752,050	2,504,945
Tung Ho Steel Enterprise Corp.	5,298,000	3,350,143

		52,752,102
MANUFACTURING—0.40%
Largan Precision Co. Ltd.	883,210	5,478,773

		5,478,773
METAL FABRICATE & HARDWARE—0.45%
Catcher Technology Co. Ltd.	3,532,130	6,069,207

		6,069,207
OIL & GAS—1.36%
Formosa Petrochemical Corp.	8,830,000	18,541,170

		18,541,170
RETAIL—0.84%
Far Eastern Department Stores Co. Ltd.	6,181,500	3,101,056
President Chain Store Corp.	3,537,640	8,289,102

		11,390,158
SEMICONDUCTORS—24.55%
Advanced Semiconductor Engineering Inc.	31,788,372	11,029,340
Epistar Corp.	3,578,047	3,385,757
Everlight Electronics Co. Ltd.	1,815,592	2,277,057
Formosa Sumco Technology Corp.	1,176,000	2,543,543
Macronix International Co. Ltd.	20,565,636	5,294,467
MediaTek Inc.	6,541,970	43,627,545
Nanya Technology Corp.(a)	19,426,690	2,795,333
Novatek Microelectronics Corp. Ltd.	3,575,980	3,061,535
Powerchip Semiconductor Corp.(a)	55,629,901	5,163,760
Powertech Technology Inc.	3,987,915	5,690,347
ProMOS Technologies Inc.(a)	39,735,000	1,587,538
Realtek Semiconductor Corp.	3,532,595	3,618,658
Richtek Technology Corp.	883,700	3,384,654
Siliconware Precision Industries Co. Ltd.	21,192,214	17,506,861
Sino-American Silicon Products Inc.	1,315,324	2,102,053
Taiwan Semiconductor Manufacturing Co. Ltd.	158,057,323	193,719,810
Transcend Information Inc.	1,877,015	2,571,176
United Microelectronics Corp.	98,896,501	24,063,855
Vanguard International Semiconductor Corp.	7,064,416	1,485,503

		334,908,792

TELECOMMUNICATIONS—7.50%
Chunghwa Telecom Co. Ltd.	43,267,677	68,237,347
Compal Communications Inc.	1,877,810	944,856
Far EasTone Telecommunications Co. Ltd.	11,479,259	13,379,652
Taiwan Cellular Corp.	13,245,677	19,696,026

		102,257,881
TEXTILES—1.29%
Far Eastern Textile Ltd.	20,309,195	13,787,972
Formosa Taffeta Co. Ltd.	7,064,515	3,872,973

		17,660,945
TRANSPORTATION—1.11%
Evergreen Marine Corp. Ltd.	7,947,467	3,891,487
U-Ming Marine Transport Corp.	3,532,800	3,873,568
Wan Hai Lines Ltd.	8,455,433	3,898,912
Yang Ming Marine Transport Corp.	9,713,305	3,413,911

		15,077,878

TOTAL COMMON STOCKS
(Cost: $1,918,559,667)		1,361,581,974

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.25%

MONEY MARKET FUNDS—0.25%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	3,415,016	3,415,016

		3,415,016

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,415,016)		3,415,016

TOTAL INVESTMENTS IN SECURITIES—100.08%
(Cost: $1,921,974,683)		1,364,996,990
Other Assets, Less Liabilities—(0.08)%		(1,024,944)

NET ASSETS—100.00%		$1,363,972,046

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.86%

AGRICULTURE—1.02%
Charoen Pokphand Foods PCL NVDR	2,462,400	$194,135

		194,135
AIRLINES—0.20%
Thai Airways International PCL NVDR	178,200	37,883

		37,883
AUTO PARTS & EQUIPMENT—0.16%
Thai Stanley Electric PCL NVDR	17,700	31,398

		31,398
BANKS—28.92%
Bangkok Bank PCL NVDR	1,060,200	1,955,317
Bank of Ayudhya PCL NVDR	2,143,800	576,469
Bank Thai PCL NVDR(a)	2,545,200	147,631
Kasikornbank PCL NVDR	1,175,400	1,406,575
Kiatnakin Bank PCL NVDR	149,400	37,860
Krung Thai Bank PCL NVDR	2,025,000	188,160
Siam City Bank PCL NVDR(a)	378,000	70,779
Siam Commercial Bank PCL NVDR	649,800	878,232
Tisco Bank PCL NVDR	196,200	40,052
TMB Bank PCL NVDR(a)	14,686,200	227,437

		5,528,512
BUILDING MATERIALS—3.21%
Dynasty Ceramic PCL NVDR	28,800	8,109
Siam Cement PCL NVDR	230,400	583,866
TPI Polene PCL NVDR(a)	316,800	22,479

		614,454
CHEMICALS—3.89%
Indorama Polymers PCL NVDR	324,200	29,942
IRPC PCL NVDR	7,327,800	385,837
PTT Chemical PCL NVDR	216,000	185,499
Thai Plastic & Chemical PCL NVDR	469,800	141,542

		742,820
COAL—3.42%
Banpu PCL NVDR	124,200	653,960

		653,960
COMMERCIAL SERVICES—0.46%
Bangkok Expressway PCL NVDR	248,400	88,127

		88,127

COMPUTERS—0.32%
CalComp Electronics Thailand PCL NVDR	1,400,400	60,724

		60,724
DIVERSIFIED FINANCIAL SERVICES—0.80%
Kim Eng Securities (Thailand) PCL NVDR	210,600	40,916
Phatra Securities PCL NVDR	73,800	22,027
Thanachart Capital PCL NVDR	473,400	90,641

		153,584
ELECTRIC—2.71%
Glow Energy PCL NVDR	410,400	235,736
Ratchaburi Electricity Generating Holding PCL NVDR	325,800	282,088

		517,824
ELECTRONICS—1.13%
Delta Electronics Thai PCL NVDR	405,000	118,598
Hana Microelectronics PCL NVDR	405,000	96,931

		215,529
ENGINEERING & CONSTRUCTION—1.32%
Airports of Thailand PCL NVDR	381,600	191,257
Italian-Thai Development PCL NVDR	1,204,200	61,032

		252,289
ENTERTAINMENT—0.27%
Major Cineplex Group PCL NVDR	336,600	52,601

		52,601
FOOD—1.40%
Khon Kaen Sugar Industry PCL NVDR	563,400	90,423
Thai Union Frozen Products PCL NVDR	225,000	113,403
Thai Vegetable Oil PCL NVDR	284,400	63,262

		267,088
HEALTH CARE - SERVICES—0.76%
Bumrungrad Hospital PCL NVDR	273,600	144,831

		144,831
HOME BUILDERS—1.06%
Asian Property Development PCL NVDR	671,400	35,352
Land and Houses PCL NVDR	1,926,000	168,115

		203,467
IRON & STEEL—0.87%
G Steel PCL NVDR	4,930,200	47,199
Sahaviriya Steel Industries PCL NVDR	4,397,400	40,860
Tata Steel Thailand PCL NVDR	2,513,100	46,703
Thainox Stainless PCL NVDR	1,725,100	31,573

		166,335
LODGING—0.03%
Central Plaza Hotel PCL NVDR	64,800	5,839

		5,839

MEDIA—2.02%
BEC World PCL NVDR	745,200	369,295
MCOT PCL NVDR	61,200	17,577

		386,872
OIL & GAS—26.43%
Esso Thailand PCL NVDR	842,400	95,827
PTT Exploration & Production PCL NVDR	820,800	2,160,912
PTT PCL NVDR	576,400	2,385,775
Thai Oil PCL NVDR	768,600	411,190

		5,053,704
REAL ESTATE—2.50%
Amata Corp. PCL NVDR	397,800	39,203
Bangkok Land PCL NVDR(a)	6,289,200	38,959
Central Pattana PCL NVDR	489,600	132,343
Erawan Group PCL (The) NVDR	250,400	10,364
Hemaraj Land and Development PCL NVDR	3,389,400	52,490
LPN Development PCL NVDR	401,400	20,344
Preuksa Real Estate PCL NVDR	646,200	64,047
Quality House PCL NVDR	3,175,200	69,735
Rojana Industrial Park PCL NVDR	126,300	14,438
Ticon Industrial Connection PCL NVDR	225,000	36,112

		478,035
RETAIL—5.24%
CP All PCL NVDR	1,744,200	520,583
Home Product Center PCL NVDR	203,400	16,265
PTT Aromatics & Refining PCL NVDR	1,189,800	257,960
Robinson Department Store PCL NVDR	354,600	64,899
Siam Makro PCL NVDR	81,000	141,405

		1,001,112
TELECOMMUNICATIONS—10.22%
Advanced Info Service PCL NVDR	628,200	1,361,999
Samart Corp. PCL NVDR	201,600	31,504
Thaicom PCL NVDR(a)	327,600	21,954
Total Access Communication PCL NVDR	556,400	493,499
True Corp. PCL NVDR(a)	1,321,200	44,269

		1,953,225
TRANSPORTATION—1.01%
Precious Shipping PCL NVDR	309,600	80,636
Regional Container Lines PCL NVDR	154,800	24,191
Thoresen Thai Agencies PCL NVDR	244,800	88,918

		193,745
WATER—0.49%
Thai Tap Water Supply PCL NVDR	856,800	94,088

		94,088

TOTAL COMMON STOCKS
(Cost: $47,962,540)		19,092,181

Security	Shares	Value

WARRANTS—0.01%

REAL ESTATE—0.01%
Bangkok Land PCL NVDR (Expires 5/2/13)(a)	1,083,411	1,220

		1,220

TOTAL WARRANTS
(Cost: $0)		1,220

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(b)(c)	23,662	23,662

		23,662

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,662)		23,662

TOTAL INVESTMENTS IN SECURITIES—99.99%
(Cost: $47,986,202)		19,117,063
Other Assets, Less Liabilities—0.01%		1,680

NET ASSETS—100.00%		$19,118,743

NVDR  -  Non-Voting Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—99.73%

AEROSPACE & DEFENSE—0.18%
Aselsan Elektronik Sanayi ve Ticaret AS(a)	79,878	$133,406

		133,406
AIRLINES—0.89%
Turk Hava Yollari Anonim Ortakligi(a)(b)	196,513	663,916

		663,916
AUTO MANUFACTURERS—1.20%
Ford Otomotiv Sanayi AS	195,210	547,521
Otokar Otobus Karoseri Sanayi AS(a)	20,484	90,750
Tofas Turk Otomobil Fabrikasi AS(a)	353,949	254,956

		893,227
BANKS—38.92%
Akbank TAS(a)	2,292,806	6,284,663
Albaraka Turk Katilim Bankasi AS	270,920	381,663
Alternatifbank AS(b)	234,798	125,725
Asya Katilim Bankasi AS(b)	1,097,791	874,734
Sekerbank TAS(a)	367,441	245,937
Turk Ekonomi Bankasi AS(a)(b)	587,448	299,575
Turkiye Garanti Bankasi AS(a)(b)	5,355,500	7,783,611
Turkiye Halk Bankasi AS(a)	855,919	2,236,984
Turkiye Is Bankasi AS(a)	2,440,294	6,253,375
Turkiye Vakiflar Bankasi TAO	2,120,941	1,622,393
Yapi ve Kredi Bankasi AS(a)(b)	2,346,639	2,857,103

		28,965,763
BEVERAGES—5.84%
Anadolu Efes Biracilik ve Malt Sanayii AS(a)	471,723	3,698,609
Coca-Cola Icecek AS	138,520	644,587

		4,343,196
BUILDING MATERIALS—1.45%
Adana Cimento Sanayi TAS Class A(a)	126,112	242,778
Akcansa Cimento Sanayi ve Ticaret AS	127,261	168,735
Bolu Cimento Sanayii AS	228,694	142,865
Cimsa Cimento Sanayi ve Ticaret AS(a)	146,285	253,638
Mardin Cimento Sanayii ve Ticaret AS	142,509	274,344

		1,082,360
CHEMICALS—1.64%
Aksa Akrilik Kimya Sanayii AS(b)	166,866	136,152
Bagfas Bandirma Gubre Fabrik	4,000	178,486
Gubre Fabrikalari TAS	11,738	183,319
Petkim Petrokimya Holding AS(a)(b)	234,541	723,620

		1,221,577

COMMERCIAL SERVICES—0.39%
Ihlas Holding AS(a)(b)	1,044,696	146,507
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	251,746	146,033

		292,540
DISTRIBUTION & WHOLESALE—0.27%
Aygaz AS(a)(b)	178,298	203,444

		203,444
DIVERSIFIED FINANCIAL SERVICES—0.62%
Finans Finansal Kiralama AS(a)(b)	131,600	96,472
Turkiye Sinai Kalkinma Bankasi AS(a)(b)	682,558	365,481

		461,953
ELECTRIC—0.68%
Akenerji Elektrik Uretim AS(a)(b)	80,330	340,522
Zorlu Enerji Elektrik Uretim AS(a)(b)	130,964	169,471

		509,993
ENGINEERING & CONSTRUCTION—3.19%
Enka Insaat ve Sanayi AS	644,207	1,782,221
TAV Havalimanlari Holding AS(a)(b)	300,840	590,653

		2,372,874
ENTERTAINMENT—0.23%
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	2,123	167,810

		167,810
FOOD—3.46%
BIM Birlesik Magazalar AS	108,750	2,200,996
Tat Konserve Sanayii AS(a)(b)	193,320	144,181
Ulker Biskuvi Sanayi AS(a)	209,092	227,919

		2,573,096
HOLDING COMPANIES - DIVERSIFIED—7.84%
Alarko Holding AS(a)	365,701	407,953
Dogan Sirketler Grubu Holdings AS(a)(b)	1,447,407	1,051,821
Haci Omer Sabanci Holding AS(a)	1,104,379	2,182,359
KOC Holding AS(a)(b)	665,848	1,069,602
Tekfen Holding AS(a)	319,058	703,707
Yazicilar Holding AS(a)	128,011	416,163

		5,831,605
HOME FURNISHINGS—0.69%
Arcelik AS(a)	212,469	218,056
Vestel Beyaz Esya Sanayi ve Ticaret AS(a)	203,068	155,335
Vestel Elektronik Sanayi ve Ticaret AS(a)(b)	260,194	139,323

		512,714
HOUSEWARES—0.81%
Anadolu Cam Sanayii AS(b)	206,499	134,266
Turk Sise ve Cam Fabrikalari AS(b)	684,808	471,453

		605,719
INSURANCE—1.66%
Aksigorta AS(a)	303,516	458,539
Anadolu Anonim Turk Sigorta Sirketi	487,501	279,682
Anadolu Hayat Emeklilik AS(a)	85,383	70,211

Gunes Sigorta AS	254,365	209,167
Yapi Kredi Sigorta AS(a)	75,589	214,902

		1,232,501
IRON & STEEL—5.35%
Componenta Dokumculuk Ticaret Ve Sanayi AS	57,854	163,005
Eregli Demir ve Celik Fabrikalari TAS(a)	1,395,016	3,308,023
Izmir Demir Celik Sanayi AS	75,927	73,084
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A(b)	399,513	147,708
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D(a)(b)	992,167	290,930

		3,982,750
MACHINERY—0.19%
Turk Traktor ve Ziraat Makineleri AS	58,246	143,318

		143,318
MEDIA—0.77%
Dogan Gazetecilik AS(a)(b)	103,710	93,215
Dogan Yayin Holding AS(a)(b)	542,292	235,065
Hurriyet Gazetecilik ve Matbaacilik AS(a)(b)	564,657	248,359

		576,639
MISCELLANEOUS - MANUFACTURING—0.32%
Trakya Cam Sanayii AS(a)(b)	386,922	236,778

		236,778
OIL & GAS—3.92%
Tupras-Turkiye Petrol Rafinerileri AS	304,964	2,915,990

		2,915,990
PHARMACEUTICALS—0.96%
Deva Holding AS(a)(b)	43,267	205,475
EIS Eczacibasi Ilac ve Sinai	462,095	253,324
Selcuk Ecza Deposu Ticaret ve Sanayi AS(a)	368,363	253,598

		712,397
REAL ESTATE INVESTMENT TRUSTS—0.53%
Is Gayrimenkul Yatirim Ortakligi AS(a)	514,184	226,159
Sinpas Gayrimenkul Yatirim Ortakligi AS(b)	176,742	170,123

		396,282
RETAIL—0.50%
Dogus Otomotiv Servis ve Ticaret AS(a)	124,989	136,243
Turcas Petrolculuk AS(a)	140,360	232,629

		368,872
TELECOMMUNICATIONS—17.23%
Turk Telekomunikasyon AS(a)(b)	1,423,968	3,086,210
Turkcell Iletisim Hizmetleri AS	1,725,598	9,734,848

		12,821,058

TOTAL COMMON STOCKS
(Cost: $150,862,164)		74,221,778

Security	Shares	Value

SHORT-TERM INVESTMENTS—23.29%

MONEY MARKET FUNDS—23.29%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(d)	11,556	11,556
BGI Cash Premier Fund LLC
1.90%(c)(d)(e)	17,318,274	17,318,274

		17,329,830

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,329,830)		17,329,830

TOTAL INVESTMENTS IN SECURITIES—123.02%
(Cost: $168,191,994)		91,551,608
Other Assets, Less Liabilities—(23.02)%		(17,132,677)

NET ASSETS—100.00%		$74,418,931

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2008

Security	Shares	Value

COMMON STOCKS—98.60%

AEROSPACE & DEFENSE—2.04%
BAE Systems PLC	1,153,537	$6,270,384
Cobham PLC	374,016	1,018,114
Meggitt PLC	231,889	515,942
Rolls-Royce Group PLC(a)	605,992	2,898,852
Rolls-Royce Group PLC Class C(b)	35,319,856	54,197

		10,757,489
AGRICULTURE—4.63%
British American Tobacco PLC	620,551	16,168,432
Imperial Tobacco Group PLC	333,169	8,271,720

		24,440,152
AIRLINES—0.09%
British Airways PLC	196,674	468,071

		468,071
APPAREL—0.09%
Burberry Group PLC	147,324	464,556

		464,556
AUTO PARTS & EQUIPMENT—0.06%
GKN PLC	234,223	295,609

		295,609
BANKS—13.34%
Barclays PLC(c)	2,666,829	6,932,044
HBOS PLC	1,766,244	2,474,425
HSBC Holdings PLC	3,956,250	43,405,275
Lloyds TSB Group PLC	1,945,631	5,015,595
Royal Bank of Scotland Group PLC	5,429,245	4,606,991
Standard Chartered PLC	616,120	7,974,494

		70,408,824
BEVERAGES—3.09%
Diageo PLC	826,276	11,499,664
SABMiller PLC	296,578	4,787,485

		16,287,149
CHEMICALS—0.18%
Johnson Matthey PLC	71,068	943,830

		943,830
COMMERCIAL SERVICES—1.52%
Bunzl PLC	106,698	1,035,546

Capita Group PLC	199,184	2,131,824
Experian PLC	339,458	2,048,366
G4S PLC	424,014	1,319,149
Hays PLC	471,500	529,959
Serco Group PLC	159,657	972,593

		8,037,437
COMPUTERS—0.09%
Logica PLC	485,089	491,268

		491,268
DISTRIBUTION & WHOLESALE—0.20%
Wolseley PLC	221,128	1,031,502

		1,031,502
DIVERSIFIED FINANCIAL SERVICES—1.11%
ICAP PLC	171,193	770,330
Investec PLC	134,385	549,026
London Stock Exchange Group PLC	50,640	473,221
Man Group PLC	554,508	2,133,544
Old Mutual PLC	1,685,890	1,409,868
Schroders PLC	40,556	527,098

		5,863,087
ELECTRIC—3.80%
British Energy Group PLC	338,022	3,890,084
Drax Group PLC	110,986	1,040,548
International Power PLC	493,973	1,953,685
National Grid PLC	807,708	8,384,457
Scottish & Southern Energy PLC	284,217	4,810,368

		20,079,142
ENGINEERING & CONSTRUCTION—0.31%
AMEC PLC	112,885	909,386
Balfour Beatty PLC	159,762	750,149

		1,659,535
ENTERTAINMENT—0.11%
Ladbrokes PLC	207,413	592,768

		592,768
FOOD—5.77%
Cadbury PLC	443,100	3,749,730
J Sainsbury PLC	345,047	1,519,543
Tate & Lyle PLC	148,544	890,080
Tesco PLC	2,574,622	11,666,207
Unilever PLC	421,578	9,658,073
Wm Morrison Supermarkets PLC	791,872	2,946,588

		30,430,221
FOOD SERVICE—0.78%
Associated British Foods PLC	118,582	1,231,857
Compass Group PLC	609,326	2,863,377

		4,095,234
GAS—0.83%
Centrica PLC	1,211,780	4,397,519

		4,397,519

HEALTH CARE - PRODUCTS—0.41%
Smith & Nephew PLC	288,648	2,139,284

		2,139,284
HOLDING COMPANIES - DIVERSIFIED—0.09%
Tomkins PLC	289,983	485,011

		485,011
HOME BUILDERS—0.07%
Berkeley Group Holdings PLC (The) Units(a)	28,885	373,418

		373,418
HOUSEHOLD PRODUCTS & WARES—1.59%
Reckitt Benckiser PLC	197,707	8,376,087

		8,376,087
INSURANCE—3.56%
Admiral Group PLC	59,713	901,606
Aviva PLC	868,687	5,335,160
Friends Provident PLC	775,636	873,588
Legal & General Group PLC	1,976,226	2,040,819
Prudential PLC	819,735	4,242,073
RSA Insurance Group PLC	1,084,311	2,545,646
Standard Life PLC	710,015	2,854,444

		18,793,336
LEISURE TIME—0.40%
Carnival PLC	54,901	1,156,654
Thomas Cook Group PLC	138,487	345,740
TUI Travel PLC	180,338	588,721

		2,091,115
LODGING—0.13%
InterContinental Hotels Group PLC	87,776	710,479

		710,479
MANUFACTURING—0.51%
IMI PLC	110,142	433,504
Invensys PLC(a)	263,539	664,004
Smiths Group PLC	125,967	1,614,938

		2,712,446
MEDIA—2.42%
British Sky Broadcasting Group PLC	379,385	2,558,537
Daily Mail & General Trust PLC Class A NVS	88,831	402,446
ITV PLC	1,058,798	576,759
Pearson PLC	266,071	2,529,249
Reed Elsevier PLC	361,865	2,981,766
Thomson Reuters PLC	58,660	1,169,241
United Business Media Ltd.	80,532	528,272
WPP PLC	363,131	2,010,122

		12,756,392
MINING—7.04%
Anglo American PLC	434,238	10,221,295
Antofagasta PLC	131,242	869,980
BHP Billiton PLC	727,950	13,281,164

Eurasian Natural Resources Corp.	106,766	455,849
Kazakhmys PLC	58,025	231,272
Lonmin PLC	40,090	524,117
Rio Tinto PLC	328,949	8,116,473
Vedanta Resources PLC	47,897	449,425
Xstrata PLC	209,523	2,991,581

		37,141,156
OIL & GAS—23.28%
BG Group PLC	1,096,356	15,477,192
BP PLC	6,162,044	49,806,049
Cairn Energy PLC(a)	43,677	1,132,641
Royal Dutch Shell PLC Class A	1,165,986	31,095,379
Royal Dutch Shell PLC Class B	892,952	23,485,060
Tullow Oil PLC	233,999	1,876,087

		122,872,408
PACKAGING & CONTAINERS—0.22%
Rexam PLC	214,720	1,146,580

		1,146,580
PHARMACEUTICALS—9.46%
AstraZeneca PLC	476,860	17,890,501
GlaxoSmithKline PLC	1,718,384	29,531,873
Shire PLC	182,515	2,520,541

		49,942,915
REAL ESTATE—0.96%
British Land Co. PLC	170,277	1,369,115
Hammerson PLC	96,665	768,337
Land Securities Group PLC	152,813	2,215,873
Liberty International PLC(d)	84,437	703,535

		5,056,860
REAL ESTATE INVESTMENT TRUSTS—0.09%
SEGRO PLC	145,836	495,668

		495,668
RETAIL—1.18%
Carphone Warehouse Group PLC (The)	135,080	243,546
Home Retail Group PLC	284,144	885,090
Kingfisher PLC	789,051	1,446,857
Marks & Spencer Group PLC	519,904	1,800,958
Next PLC	65,410	1,112,082
Whitbread PLC	58,025	748,352

		6,236,885
SOFTWARE—0.20%
Sage Group PLC	421,789	1,075,023

		1,075,023
TELECOMMUNICATIONS—7.77%
BT Group PLC	2,550,568	5,291,348
Cable & Wireless PLC	830,257	1,899,516
Vodafone Group PLC	17,327,742	33,820,640

		41,011,504

TRANSPORTATION—0.38%
FirstGroup PLC	160,217	1,155,471
National Express Group PLC	43,044	372,846
Stagecoach Group PLC	174,601	468,050

		1,996,367
VENTURE CAPITAL—0.15%
3i Group PLC	129,137	815,900

		815,900
WATER—0.65%
Severn Trent PLC	77,730	1,362,095
United Utilities Group PLC	220,118	2,046,826

		3,408,921

TOTAL COMMON STOCKS
(Cost: $927,616,687)		520,381,148

Security	Shares	Value

RIGHTS—0.16%

BANKS—0.06%
Standard Chartered PLC(a)	48,916	307,743

		307,743
GAS—0.10%
Centrica PLC(a)	454,417	515,987

		515,987

TOTAL RIGHTS
(Cost: $0)		823,730

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.28%

MONEY MARKET FUNDS—0.28%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.23%(c)(e)	79,051	79,051
BGI Cash Premier Fund LLC
1.90%(c)(e)(f)	1,376,269	1,376,269

		1,455,320

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,455,320)		1,455,320

TOTAL INVESTMENTS IN SECURITIES—99.04%
(Cost: $929,072,007)		522,660,198
Other Assets, Less Liabilities—0.96%		5,084,567

NET ASSETS—100.00%		$527,744,765

NVS	-	Non-Voting Shares

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	All or a portion of this security represents a security on loan. See Note 3.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These notes relate only to the schedules of investments for the iShares MSCI Australia, iShares MSCI Austria Investable Market, iShares MSCI Belgium Investable Market, iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Canada, iShares MSCI Chile Investable Market, iShares MSCI Emerging Markets, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Hong Kong, iShares MSCI Israel Capped Investable Market, iShares MSCI Italy, iShares MSCI Japan, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Mexico Investable Market, iShares MSCI Netherlands Investable Market, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland, iShares MSCI Taiwan, iShares MSCI Thailand Investable Market, iShares MSCI Turkey Investable Market and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company.

Effective September 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of November 30, 2008:

Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
Australia	$562,918,493	$—	$—	$562,918,493
Austria Investable Market	93,567,630	—	—	93,567,630
Belgium Investable Market	58,231,971	—	192	58,232,163
Brazil	3,449,746,206	—	—	3,449,746,206
BRIC	113,754,637	—	709,959	114,464,596
Canada	1,154,015,123	—	60,499	1,154,075,622
Chile Investable Market	115,474,734	—	53	115,474,787
Emerging Markets	17,102,798,465	—	9,314,213	17,112,112,678
EMU	860,412,585	—	4,026,841	864,439,426
France	258,829,938	—	—	258,829,938
Germany	404,521,567	—	—	404,521,567
Hong Kong	1,258,016,300	—	—	1,258,016,300
Israel Capped Investable Market	107,311,730	—	—	107,311,730
Italy	106,861,240	—	—	106,861,240
Japan	5,632,660,742	—	—	5,632,660,742
Japan Small Cap	22,164,022	—	—	22,164,022
Malaysia	288,547,339	—	—	288,547,339
Mexico Investable Market	512,373,213	—	—	512,373,213
Netherlands Investable Market	115,384,926	—	—	115,384,926
Pacific ex-Japan	1,938,215,783	—	—	1,938,215,783
Singapore	873,172,285	—	—	873,172,285
South Africa	254,876,642	—	1,437,520	256,314,162
South Korea	1,250,704,496	—	—	1,250,704,496
Spain	293,990,254	—	9,296,278	303,286,532
Sweden	124,781,222	—	201,905	124,983,127
Switzerland	314,796,847	—	—	314,796,847
Taiwan	1,364,996,969	—	21	1,364,996,990
Thailand Investable Market	19,117,063	—	—	19,117,063
Turkey Investable Market	91,551,608	—	—	91,551,608
United Kingdom	522,606,001	—	54,197	522,660,198

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the first quarter ended November 30, 2008:

iShares MSCI Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Australia	$138,879	$—	$(74,059)	$(64,820)	$—	$—	$—
Austria Investable Market	14	—	—	—	(14)	—	—
Belgium Investable Market	—	—	—	—	192	192	—
BRIC	—	—	(855,046)	129,661	1,435,344	709,959	(855,046)
Canada	112,339	—	(51,840)	—	—	60,499	(51,840)
Chile Investable Market	6,805	—	—	—	(6,752)	53	—
Emerging Markets	4,060,613	—	(1,145,987)	(81,139)	6,480,726	9,314,213	(1,091,628)
EMU	—	—	—	—	4,026,841	4,026,841	—
Malaysia	17	—	41,558	(41,575)	—	—	—
Pacific ex-Japan	279,757	—	(149,184)	(130,573)	—	—	—
South Africa	—	—	(444,690)	(212,127)	2,094,337	1,437,520	(297,626)
Spain	—	—	—	—	9,296,278	9,296,278	—
Sweden	—	—	—	—	201,905	201,905	—
Taiwan	22	—	(1)	—	—	21	(1)
Thailand Investable Market	3	—	—	—	(3)	—	—
Turkey Investable Market	34,000	—	—	—	(34,000)	—	—
United Kingdom	—	—	—	—	54,197	54,197	—

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$1,185,689,196	$—	$(622,770,703)	$(622,770,703)
Austria Investable Market	263,024,195	—	(169,456,565)	(169,456,565)
Belgium Investable Market	162,429,036	—	(104,196,873)	(104,196,873)
Brazil	4,878,088,379	14,774,934	(1,443,117,107)	(1,428,342,173)
BRIC	231,971,763	—	(117,507,167)	(117,507,167)
Canada	2,037,607,746	—	(883,532,124)	(883,532,124)
Chile Investable Market	177,626,620	—	(62,151,833)	(62,151,833)
Emerging Markets	30,392,636,912	—	(13,280,524,234)	(13,280,524,234)
EMU	1,542,742,474	—	(678,303,048)	(678,303,048)
France	439,177,108	—	(180,347,170)	(180,347,170)
Germany	796,569,860	656,049	(392,704,342)	(392,048,293)

Hong Kong	2,233,816,385	—	(975,800,085)	(975,800,085)
Israel Capped Investable Market	193,729,997	—	(86,418,267)	(86,418,267)
Italy	229,742,260	—	(122,881,020)	(122,881,020)
Japan	8,231,210,295	98,490,896	(2,697,040,449)	(2,598,549,553)
Japan Small Cap	28,616,504	546,790	(6,999,272)	(6,452,482)
Malaysia	263,009,658	50,253,831	(24,716,150)	25,537,681
Mexico Investable Market	1,038,581,099	—	(526,207,886)	(526,207,886)
Netherlands Investable Market	227,437,674	—	(112,052,748)	(112,052,748)
Pacific ex-Japan	2,943,499,850	—	(1,005,284,067)	(1,005,284,067)
Singapore	1,571,562,701	—	(698,390,416)	(698,390,416)
South Africa	499,125,692	—	(242,811,530)	(242,811,530)
South Korea	1,944,369,550	—	(693,665,054)	(693,665,054)
Spain	517,573,599	—	(214,287,067)	(214,287,067)
Sweden	286,310,676	—	(161,327,549)	(161,327,549)
Switzerland	460,453,025	—	(145,656,178)	(145,656,178)
Taiwan	2,091,712,853	—	(726,715,863)	(726,715,863)
Thailand Investable Market	48,008,320	—	(28,891,257)	(28,891,257)
Turkey Investable Market	169,115,361	—	(77,563,753)	(77,563,753)
United Kingdom	949,357,090	—	(426,696,892)	(426,696,892)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares MSCI Index Funds that invest in securities in the Fund’s benchmark index. As of November 30, 2008, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities, for the three months ended November 30, 2008.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
Emerging Markets
iShares MSCI Malaysia Index Fund	1,209	8	232	985	$6,950,973	$—	$(846,836)
iShares MSCI South Korea Index Fund	750	467	234	983	23,528,191	—	(488,584)
iShares MSCI Taiwan Index Fund	3,464	2,156	1,080	4,540	35,322,569	—	(482,717)
Jollibee Foods Corp.	40,673	25,306	12,671	53,308	41,906,002	497,472	(517,952)

					$107,707,735	$497,472	$(2,336,089)
United Kingdom
Barclays PLC	2,878	91	302	2,667	6,932,044	—	(407,625)

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of November 30, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: 1/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: 1/23/09

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: 1/23/09